As filed with the Securities and Exchange Commission on April 28, 1999
                            Registration No. 33-82610


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 6 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              Amendment No. 20 (X)
                        (Check appropriate box or boxes)

                              MAXIM SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                            Englewood, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-0805

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate space):


                           Immediately  upon filing pursuant to paragraph (b) of
                   Rule 485 X On April 30, 1999, pursuant to paragraph (b) of Rule 485.
                           60 days after filing pursuant to paragraph (a)(1) of Rule 485. On May 1, 1999 , pursuant to paragraph
                           (a)(1) of Rule 485. 75 days after filing pursuant to paragraph (a)(2) of Rule 485. On , pursuant to paragraph (a)(2) of Rule 485.


         If appropriate, check the following:

                           This  post-effective   amendment   designates  a  new
                           effective date for a previously filed post-effective amendment.


Title of securities being registered: flexible premium deferred variable annuity contracts

                              MAXIM SERIES ACCOUNT


                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

FORM N-4 ITEM                                                          PROSPECTUS CAPTION

1.  Cover Page..................................................................Cover Page

2.  Definitions                                                                 Definitions

3.  Synopsis                                                                    Variable Annuity Fee Table; Key
                                                                                Features of the Annuity

4.  Condensed Financial Information                                             Condensed Financial Information,
                                                                                Appendix A

5.  General Description of Registrant, Depositor and
      Portfolio Companies                                                       Great-West Life & Annuity
                                                                                Insurance Company; Maxim Series
                                                                                Account; Eligible Funds; Voting
                                                                                Rights

6.  Deductions                                                                  Charges and Deductions;
                                                                                Distribution of the Contracts

7.  General Description of Variable Annuity Contracts                           Key Features of the Annuity

8.  Annuity Period                                                              Annuity Commencement Date; Annuity
                                                                                Payment Options

9.  Death Benefit                                                               Death Benefit




FORM N-4 ITEM                                                          PROSPECTUS CAPTION

10  Purchases and Contract Value                                                Key Features of the Annuity;
                                                                                Applications and Contributions;
                                                                                Annuity Account Value

11.  Redemptions                                                                Cash Withdrawals, Payment Options;
                                                                                Free Look

12.  Taxes                                                                      Federal Tax Matters

13.  Legal Proceedings                                                          Legal Proceedings

14.  Table of Contents of Statement of Additional Information                   Statement of Additional Information





                                                                                STATEMENT OF ADDITIONAL
FORM N-4 ITEM                                                                   INFORMATION CAPTION


15.  Cover Page                                                                 Cover Page

16.  Table of Contents                                                          Table of Contents

17.  General Information and History                                            Not Applicable

18.  Services                                                                   Custodian and Accountants

19.  Purchase of Securities Being Offered                                       Not Applicable

20.  Underwriters                                                               Underwriter

21.  Calculation of Performance Data                                            Calculation of Performance Data

22.  Annuity Payments                                                           Not Applicable

23.  Financial Statements                                                       Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                               Maximum Value Plan
            An Individual flexible premium deferred variable annuity
                                 Distributed by
                           BenefitsCorp Equities, Inc.
                                    Issued by
                   Great-West Life & Annuity Insurance Company

Overview
This prospectus describes the Maximum Value Plan--an individual flexible premium deferred annuity contract issued by Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A). The Maximum Value Plan provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions that you select. When you participate in the Maximum Value Plan you are issued a contract, to which we will refer throughout this prospectus as the "Contract."

Who Should Invest
The Contract is designed for investors who are seeking long-term, tax-deferred asset accumulation with a wide range of investment options. The Contract can be used to provide an Individual Retirement Annuity (IRA) or for other long-term investment purposes.


Allocating Your Money
You can allocate your money among 22 Investment Divisions of Maxim Series Account. Each Investment Division invests all of its assets in one of 22 corresponding mutual funds (Eligible Funds). Each Eligible Fund is offered by one of the following fund families: Maxim Series Fund, Inc., Fidelity Variable Insurance Products II Fund,.You can also select a fixed option, in which case your money will be allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.


Payment Options
The Contract offers a variety of annuity payment options. The annuity payment options you select may be payable on a fixed, variable or a combination basis. Under a variable annuity payment option, annuity payments will continue to reflect the investment performance of the Investment Divisions you select. Payments can be guaranteed for your lifetime, your spouse's and/or beneficiaries' lifetime or for a specified period of time, depending on your needs and circumstances.

For more information, please contact:
Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Englewood, Colorado 80111
800-228-8706


This Prospectus presents important information you should read before purchasing the Contract. Please read it carefully and retain it for future reference. You can find more detailed information about the Contract in the Statement of Additional Information (SAI) dated April 30, 1999, which has been filed with the Securities and Exchange Commission. The S AI is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. The SAI may be obtained without charge by contacting Great-West at the above address or phone number, or, by visiting the Securities and Exchange Commission's web site at www.sec.gov.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.


     The date of this prospectus is April 30, 1999.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and if given or made, such other information or representations must not be relied upon.
                                   The contract is not available in all states.

                                                         2

Table of Contents
Definitions..............................................................................................3
Key Features of the Contract.............................................................................5
Fee Table................................................................................................6
         Eligible Fund Annual Expenses...................................................................7
         Examples........................................................................................8

Condensed Financial Information..........................................................................9
Great-West Life & Annuity Insurance Company and the Series Account.......................................9
The Eligible Funds......................................................................................10
Application and Initial Contributions...................................................................13
Ongoing Contributions...................................................................................13
Annuity Account Value...................................................................................13
Transfers...............................................................................................14

         Automatic Custom Transfers.....................................................................14
         Telephone/Internet Transactions................................................................15

Cash Withdrawals........................................................................................16
Death Benefit...........................................................................................17
Charges and Deductions..................................................................................18
Payment Options...........................................................................................20
         Periodic Payments..............................................................................20
Annuity Payments........................................................................................21
         Annuity Commencement Date......................................................................21
         Annuity Options................................................................................21
         Annuity Payment Options........................................................................22
         Variable Annuity Payment Provisions............................................................22
Federal Tax Matters.....................................................................................23
Assignments or Pledges..................................................................................26
Performance Data........................................................................................26
Distribution of the Contracts...........................................................................28
Voting Rights...........................................................................................28
Year 2000...............................................................................................29
Rights Reserved by Great-West...........................................................................29
Adding and Discontinuing Investment Options.............................................................30
Substitution of Investments.............................................................................30
Legal Matters...........................................................................................30
Available Information...................................................................................30
Appendix A:  Condensed Financial Information............................................................31
Appendix B:  Net Investment Factor Calculation..........................................................34


                                                         4
Definitions
Accumulation Period
The period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing money to the Contract.

Accumulation Unit
An accounting measure used to determine your Variable Account Value during the Accumulation Period.

Administrative Offices
The administrative offices of Great-West located at 8515 East Orchard Road, Englewood, Colorado 80111.

Annuitant
The person named in the application upon whose life the payment of an annuity is based and who will receive annuity payments. Unless you elect otherwise the Owner will be the Annuitant.

Annuity Commencement Date
The date payments begin under an annuity payment option.

Annuity Account
An account established by us in your name that reflects all account activity under the Contract.

Annuity Account Value
The sum of the Variable and Guaranteed Sub-Accounts less any withdrawals, amounts applied to an annuity option, periodic payments, charges deducted under the Contract and any applicable Premium Tax.

Annuity Payment Period

The period beginning on the Annuity Commencement Date during which we make annuity payments.


Annuity Unit
An accounting measure used to determine the amount of each variable annuity payment after the first annuity payment is made.

Automatic Contribution Plan
A plan which allows you to make automatic scheduled Contributions to the Contract. Contributions will be withdrawn from a designated pre-authorized account and automatically credited to your Annuity Account.

Beneficiary
The person(s) designated by you to receive any death benefit which may become payable under the Contract.

Contributions
Amounts you pay to purchase a Contract.

Contingent Owner
The person who becomes entitled to all rights and benefits under the Contract when the Owner dies, if there is no Joint Owner, as long as the Annuitant is living.

Effective Date
The date on which the initial Contribution is credited to your Annuity Account.

Eligible Fund

A mutual fund in which an Investment Division invests all of its assets.


Guaranteed Account Value
The sum of the values of the Guaranteed Sub-Accounts credited to the Owner under the Annuity Account.

Guaranteed Sub-Account
The sub-division(s) of the Annuity Account to which your fixed account allocations are credited. You receive a fixed rate of return on amounts allocated to a Guaranteed Sub-Account. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

Individual Retirement Annuity
An annuity contract used in a retirement savings program that is intended to satisfy the requirements of Section 408 of the Internal Revenue Code of 1986.

Investment Division
The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate Contract value - your allocated Contract value will reflect the investment performance of the corresponding Eligible Funds.

Owner (Joint Owner) or You
The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract. Joint Owners must be husband and wife on the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased as an IRA, the Owner and the Annuitant must be the same individual and no Joint Owner may be named.

Premium Tax
The amount of tax, if any, charged by a state or other governmental authority in connection with your Contract.

Request
Any request either written, by telephone, or computerized which is in a form satisfactory to Great-West and received at our Administrative Offices.

Series Account
The segregated investment account established by Great-West to provide the funding options for the Contract. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Surrender Charge
A charge you pay upon withdrawing all or a portion of your Annuity Account Value. This charge is assessed as a percentage of the amount withdrawn based on the number of years you have held the Contract.


Surrender Value
The Annuity Account Value less any applicable Surrender Charge, less any applicable Premium Tax, on the effective date of the surrender.

Transaction Date
The  date on which  any  Contribution  or  Request  from you will be  processed.
Contributions and Requests received after the close of the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit Requests for transactions by automated voice response unit or by fully automated computer link.

Transfer
When you move your Annuity Account Value between and among the Investment Division(s) and/or the Guaranteed Sub-Account(s).

Valuation Date

A date on which we calculate the value of the Investment Divisions. This Calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). The day after Thanksgiving is a Valuation Date.


Variable Account Value
The total value of your Variable Sub-Accounts. This is based on the amounts you have allocated to the Investment Divisions and will reflect the investment performance of the Eligible Funds, less all applicable charges and taxes.

Variable Sub-Accounts
An account we maintain for you that reflects the value credited to you from an Investment Division.

Key features of the Contract
Following are some of the key features of the Contract. These topics are discussed in more detail throughout the prospectus so please be sure to read through it carefully.

How to Invest
You must complete an application and pay by check or through an Automatic Contribution Plan.

The minimum initial Contribution is:
o        $5,000
o        $2,000 if an IRA
The minimum ongoing Contribution is:
o        $500
o        $50 if made via Automatic Contribution Plan

Allocation of Your Contributions
Your initial Contribution and any subsequent Contributions will be allocated to the Investment Divisions based on the instructions you provide in the application. You can change your allocation instructions at any time by Request.

Free Look Period
The Contract provides for a "free look" period which allows you to cancel your Contract generally within 10 days (30 days for replacement policies) of your receipt of the Contract. You can cancel the Contract during the free look period by delivering or mailing the Contract to our Administrative Offices. The cancellation is not effective unless we receive a notice which is postmarked before the end of the free look period. If the Contract is returned, the Contract will be void from the start and all Contributions, less surrenders, and withdrawals, will be refunded to you.

A Wide Range of Investment Choices
The Contract gives you an opportunity to select among twenty-two different Investment Divisions. Each Investment Division invests in shares of an Eligible Fund. The Eligible Funds cover a wide range of investment objectives.

The distinct investment objectives and policies of each Eligible Fund are fully described in the individual fund prospectuses. You can obtain the prospectus for any Eligible Fund by contacting Great-West.

The portion of your Annuity Account Value allocated to an Investment Division will vary with the investment performance of that Investment Division. You bear the entire investment risk for all amounts invested in the Investment Division(s). Your Annuity Account Value could be less than the total amount of your Contributions.

Charges and Deductions Under the Contract You pay the following charges under the Contract:

         - An annual contract maintenance charge

         - A mortality and expense risk charge
You may also have to pay:

     - A Surrender Charge (if you withdraw Annuity Account Value within 7 years after purchasing the Contract)

         - A Premium Tax (depending on your state of residence)

In addition, you pay for management fees and other expenses relating to the Eligible Funds.

Making Transfers
You may Transfer among the Investment Divisions and between the Investment Divisions and the Guaranteed Sub-Account(s) as often as you likeprior to the Annuity Commencement Date. There are certain restrictions on Transferring from a Guaranteed Sub-Account to the Investment Divisions.

Full and Partial Withdrawals
You may withdraw all or part of your Annuity Account Value before the earlier of the Annuity Commencement Date or the Annuitant's or Owner's death.

Withdrawals may be taxable and if made prior to age 59 1/2 , may be subject to a 10% federal tax early withdrawal penalty.

There is no limit on the number of withdrawals you can make, however, the withdrawals may be subject to a Surrender charge.

Payment Options
A wide range of annuity options are available to provide flexibility in choosing an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed or combination basis. Under a variable payment arrangement, the annuity payments you receive continue to reflect the performance of the Investment Divisions you select.


Death Benefit
The amount of the death benefit, if payable before the Annuity Commencement Date, and before age 75, will be the greater of: o the Annuity Account Value on the date of death, less any applicable Premium Tax; or o the sum of
Contributions paid, less any withdrawals or periodic payments, and any applicable Premium
     Tax.

The amount of death benefit payable before the Annuity Commencement Date, and after age 75 will be the amount of the Annuity Account Value on the date of death, less any applicable Premium Taxes.

                                                     Fee Table
The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Contract. The table and examples reflect expenses related to the Investment Divisions and the Eligible Funds.

Contract Owner transaction expenses
Sales load                                                None
Surrender Charge                                          7% maximum
Transfer fee                                              None
Annual contract maintenance charge          $27.00

Investment Division annual expenses
(as a percentage of average Variable Sub-Account assets)
Mortality and expense risk charge                         1.25%

Eligible Fund annual expenses

                                            Eligible Fund annual expenses
                  (as a percentage of Eligible Fund net assets, before waivers and reimbursements)
                         Portfolio                           Management fees      Other        Total Eligible Fund

                                                                                expenses             expenses

Maxim INVESCO ADR                                                 1.00%             .30%               1.30%
Maxim INVESCO Small-Cap Growth                                     .95%             .15%               1.10%
Maxim Small-Cap Index                                              .60%               0%                .60%
Maxim Ariel Small-Cap Value1                                      1.00%             .27%               1.27%
Maxim T. Rowe Price  MidCap Growth                                1.00%             .05%               1.05%
Maxim Ariel Mid-Cap Value                                          .95%             .07%               1.02%
American Century VP Capital Appreciation                          1.00%               0%               1.00%
Maxim Founders Blue Chip                                          1.00%             .15%               1.15%
Maxim Growth Index                                                 .60%               0%                .60%
Maxim Stock Index                                                  .60%               0%                .60%
Maxim T. Rowe Price Equity/Income                                  .80%             .08%                .88%
Maxim Value Index                                                  .60%               0%                .60%
Fidelity VIP II Contrafund2                                        .59%             .11%                .70%
Maxim INVESCO Balanced                                            1.00%               0%               1.00%
Maxim Loomis-Sayles Corporate Bond                                 .90%               0%                .90%
Maxim Bond                                                         .60%               0%                .60%
Maxim U.S. Government Securities                                   .60%               0%                .60%
Maxim Money Market                                                 .46%               0%                .46%
Aggressive Profile+                                                .25%               0%                .25%
Moderately Aggressive Profile+                                     .25%               0%                .25%
Moderate Profile+                                                  .25%               0%                .25%
Moderately Conservative Profile+                                   .25%               0%                .25%
MaximConservative Profile+                                         .25%               0%
                                                                                                        .25%


                                         Minimum Total Maxim Series Fund        Maximum Total Maxim Series Fund
                                         Annual Expenses*                       Annual Expenses**

Aggressive Profile                                       1.13%                                  1.47%
Moderately Aggressive Profile                            1.06%                                  1.41%
Moderate Profile                                         1.00%                                  1.32%
Moderately Conservative Profile                          .98%                                   1.23%
Conservative Profile                                     .85%                                   1.11%

+ Each Profile Portfolio will invest primarily in shares of other Maxim Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in addition to its own expenses.


* The Minimum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the lowest Total Annual Expenses.

** The Maximum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the highest Total Annual Expenses.


1 When taking voluntary reimbursements and waivers into account, the fees of the Maxim Ariel Small Cap Value Portfolio were1.26%.

2 A portion of the brokerage commissions was used to reduce the Fund's expenses. In addition theFund has entered into arrangements with its custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the Total Eligible Fund Expenses presented in the table would have been .66% for the Fidelity VIP II Contrafund.

EXAMPLES



If you take a distribution in whole from your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


------------------------------------------------------ --------------- --------------- --------------- ---------------

Investment Divisions                                       1 Year          3 Year          5 Year         10 Year
Maxim Money Market                                         $90.05         $112.87         $139.73         $256.00
Maxim Bond, Maxim Stock Index, Maxim U.S. Government       $91.40         $117.25         $147.65         $275.09
Securities, Maxim Value Index, Maxim Growth Index
and Maxim Small-Cap Index
Maxim Ariel MidCap Value                                   $95.41         $130.27         $171.11         $330.76
Maxim INVESCO Small-Cap Growth                             $96.18         $132.74         $175.52         $341.11
American Century VP Capital Appreciation and Maxim         $95.22         $129.66         $170.00         $328.17
INVESCO Balanced
Maxim Ariel Small-Cap                                      $97.70         $137.64         $184.29         $361.55
Maxim INVESCO ADR                                          $98.08         $138.87         $186.47         $366.61
Maxim T. Rowe Price Equity/Income                          $94.08         $125.95         $163.34         $312.46
Maxim Loomis-Sayles Corporate Bond                         $94.27         $126.57         $164.46         $315.09
Maxim Founders Blue Chip                                   $96.65         $134.27         $178.27         $347.53
Maxim T.Rowe Price MidCap Growth                           $95.70         $131.20         $172.76         $334.65
Aggressive Profile *                                       $98.08         $138.87         $186.47         $366.61
Moderately Aggressive Profile*                             $97.42         $136.72         $182.65         $357.74
Moderate Profile *                                         $96.75         $134.58         $178.82         $348.81
MaximModerately Conservative Profile *                     $96.27         $133.04         $176.07         $342.39
MaximConservative Profile *                                $95.03         $129.04         $168.89         $325.56
Fidelity VIP II Contrafund                                 $91.97         $119.12         $151.04         $283.18

------------------------------------------------------ --------------- --------------- --------------- ---------------


If you do not take a distribution from your Contract, or if you elect to take annuity payments at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


------------------------------------------------------ --------------- --------------- --------------- ---------------

Investment Divisions                                       1 Year          3 Year          5 Year         10 Year
 Maxim Money Market                                        $17.80          $57.88         $104.58         $256.00
Maxim Bond, Maxim Stock Index, Maxim U.S. Government       $19.24          $62.49         $112.75         $275.09
Securities, Maxim Value Index, Maxim Growth Index
and Maxim Small-Cap Index
Maxim Ariel MidCap Value                                   $23.56          $76.20         $136.93         $330.76
Maxim INVESCO Small-Cap Growth                             $24.38          $78.79         $141.47         $341.11
American Century VP Capital Appreciation and Maxim         $23.36          $75.55         $135.79         $328.17
INVESCO Balanced
Maxim Ariel Small-Cap Value                                $26.02          $83.96         $150.52         $361.55
Maxim INVESCO ADR                                          $26.43          $85.25         $152.77         $366.61
Maxim T. Rowe Price Equity/Income                          $22.13          $71.65         $128.92         $312.46
Maxim Loomis-Sayles Corporate Bond                         $22.33          $72.30         $130.07         $315.09
Maxim Founders Blue Chip                                    $240           $80.41         $144.31         $347.53
Maxim T. Rowe Price MidCap Growth                          $23.87          $77.18         $138.63         $334.65
Aggressive Profile*                                        $26.43          $85.25         $152.77         $366.61
Moderately Aggressive Profile*                             $25.72          $82.99         $148.83         $357.74
Moderate Profile *                                         $25.00          $80.73         $144.87         $348.81
Moderately Conservative Profile *                          $24.49          $79.12         $142.04         $342.39
Conservative Profile*                                      $23.15          $74.90         $134.65         $325.56
Fidelity VIP II Contrafund                                 $19.86          $64.46         $116.23         $283.18

*The average of the minimum and maxim total eligible fund expenses are used in calculating these examples for the Maxim Profile Portfolios.

These examples, including the performance rate assumed, should not be considered representations of past or future performance or expenses. Actual performance achieved or expenses paid may be greater or less than that shown.



                       42

Condensed Financial Information Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.


Great-West Life & Annuity Insurance Company and the Series Account Great-West Life & Annuity Insurance Company Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in 1982. In September of 1990, Great-West re-domesticated and is now organized under the laws of the state of Colorado.

Great-West is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam and 49 states in the United States.

Great-West is an indirect wholly-owned subsidiary of The Great-West Life Assurance Company ("Great-West
Life"). Great-West Life is a subsidiary of Great-West Lifeco Inc., a holding company.
Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power
Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies which he controls, has voting control of Power Corporation of Canada.

The Series Account
Great-West originally established the Series Account under Kansas law on June 24, 1981. The Series Account now exists under Colorado law as a result of our redomestication. The Series Account consists of the Investment Divisions and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Series Account or Great-West by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, the Owner bears the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of the general business of Great-West. However, the income, capital gains, or capital losses of each Investment Division are credited to or charged against the assets held in that Investment Division without regard to other income, capital gains or capital losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Contracts are generally corporate obligations of Great-West.

The Series Account currently has twenty-two Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of one Eligible Fund. If we decide to make additional Investment Divisions available to Owners of the Contracts, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

The Eligible Funds
Each Eligible Fund is a separate mutual fund having its own investment objectives and policies. The investment performance of one Eligible Fund has no effect on the investment performance of any other Eligible Fund.

Each Eligible Fund is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.


Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy:


Maxim Series Fund, Inc.
Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. This portfolio invests primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

Maxim Stock Index Portfolio seeks investment results that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. This portfolio invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Small-Cap Index Portfolio seeks investment results that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1


Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. This portfolio will invest primarily in equity securities of mid-cap companies which are believed to be undervalued but demonstrate a strong potential for growth.


Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. This portfolio will invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim T. Rowe Price  Equity/Income  Portfolio seeks substantial  dividend income
and  also   capital   appreciation.   This   portfolio   invests   primarily  in
dividend-paying common stocks of established companies.


Maxim Loomis-Sayles Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Ariel Small-Cap Value Portfolio seeks long term capital appreciation, by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.


Maxim Value Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Value Index.2

Maxim Growth Index Portfolio seeks investment results that track the total return of the common stocks that comprise the Russell 1000 Growth Index.2


Maxim Founders Blue Chip Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.


Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund that emphasize equity investments.

Moderately Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund that emphasize equity investments, though income is a secondary consideration.

Moderate Profile Portfolio seeks long-term capital appreciation primarily through investments in other portfolios of Maxim Series Fund with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile Portfolio seeks capital appreciation primarily through investments in other portfolios of Maxim Series Fund that emphasize fixed income investments, and to a lesser degree equity investments

Conservative Profile Portfolio seeks capital preservation primarily through investments in other
Maxim Series Fund, Inc. portfolios that emphasize fixed income investments.

American Century Variable Portfolios, Inc. American Century VP Capital Appreciation, seeks capital growth. The fund will seek to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. This portfolio is closed to new investments.

Fidelity Variable Insurance Products II Fund Fidelity VIP II Contrafund seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.

Eligible Fund Investment Advisers


Maxim Series Fund, Inc. is advised by GW Capital
Management, LLC.  ("GW Capital") 8515 E. Orchard
Road, Englewood, Colorado 80111, a wholly owned

subsidiary of Great-West.

American Century Variable Portfolios, Inc. is advised by American Century Investment Management,
Inc. American Century Tower, 4500 Main Street,
Kansas City, Missouri, 64111.


Fidelity Variable Insurance Products II Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.


Maxim Series Fund Sub-Advisers


GW Capital hires sub-advisers to manage the investment and reinvestment of the assets of some of the portfolios of Maxim Series Fund. These sub-advisers are subject to the review and supervision of G.W. Capital and the board of directors of Maxim Series Fund.


Ariel Capital Corporation is the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel
Small-Cap Value Portfolio. Ariel is located at 307
N. Michigan Avenue, Chicago, Illinois 60601.

Founders Asset Management, LLC. is the sub-adviser of the Maxim Founders Blue Chip Portfolio. Founders is located at 2930 East Third Avenue. Denver, CO

80206.

INVESCO Capital Management, Inc. is the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Capital
Management, Inc. is located at 1315 Peachtree
Street, Atlanta, Georgia 30309.


INVESCO Funds Group, Inc. is the sub-adviser of the

Maxim INVESCO Small-Cap Growth Portfolio and the
Maxim INVESCO Balanced Portfolio.  INVESCO Trust
Company is located at 7800 E. Union Avenue, Denver,
Colorado 80237.


Loomis, Sayles & Company, LP ("Loomis Sayles") is the sub-adviser to the Maxim Loomis Sayles Corporate Bond Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

T. Rowe Price Associates, Inc. is the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T.
Rowe Price is located at 100 East Pratt Street,

Baltimore, Maryland 21202.

Meeting Investment Objectives Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund advisers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated investment objectives.

Reinvestment
All dividend and capital gain distributions made by an Eligible Fund will be automatically reinvested in shares of the Eligible Fund on the date of the distribution.

Where to Find More Information About the Eligible Funds Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-228-8706, or by writing to Great-West's Administrative Offices, 8515 East Orchard Road, Englewood, Colorado 80111. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

Application and Contributions
The first step to purchasing the Contract is to fill out your application. When you submit it, you must make your initial Contribution of:

o        $5,000
o        $2,000 if an IRA
All Contributions should be made by check (payable to Great-West) or via an Automatic Contribution Plan.

An  Automatic   Contribution  Plan  allows  you  to  make  automatic   scheduled
Contributions. Contributions will be withdrawn from a designated pre-authorized bank account and automatically credited to your Annuity Account.

If your application is complete and your check for the initial Contribution is included (or you have made your initial Contribution via the Automatic Contribution Plan), your Contract will be issued. Your initial Contribution will be credited within two business days after receipt at Great-West's Administrative Offices. Acceptance is subject to our receiving sufficient information in a form acceptable to us and we reserve the right to reject any application or Contribution.

If your application is incomplete, Great-West will contact you by telephone to obtain the required information. If your application remains incomplete for five business days, we will return to you the application and the initial Contribution unless you consent to our retaining the initial Contribution and crediting it as soon as we have your completed application.

During the 10 day (or longer where required by law) free look period you may cancel your Contract. During the free look period, all Contributions will be allocated according to your written allocation instructions specified in the application.

Any returned Contracts will be void from the start and all Contributions received less any withdrawals, will be refunded to you.

If you exercise the free look privilege, you must return the Contract to Great-West's Administrative Offices. We must receive it in person or postmarked prior to the end of the free look period.

Ongoing Contributions
You can make additional Contributions at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least:

o        $500 or
o        $50 if made via an Automatic Contribution
     Plan.

You may make total Contributions in excess of $1,000,000 with our prior approval.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the Annuity Commencement Date, your Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each valuation period by multiplying the value of that unit at the end of the prior valuation period by the Investment Division's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date. A valuation period is the period between two successive
Valuation Dates. On the day after Thanksgiving, transactions submitted other than by KeyTalk(R), or through the Internet will not be processed.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Transfers
In General
Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Variable and Guaranteed Sub-Accounts by telephone, by sending a Request to Great-West's Administrative offices, by calling KeyTalk(R) - the voice response unit at 1-800-701-8255, or through the Internet at www.benefitscorp.com.

Your Request must specify:
o        the amounts being Transferred,
o        the Investment Division(s) or Guaranteed
     Sub-Account(s) from which the Transfer is to be made, and
o        the Investment Division(s) or Guaranteed
     Sub-Account(s) that will receive the Transfer.
o If a Transfer Request is received by Great-West within 30 days of the Annuity Commencement Date, Great-West may delay the Annuity Commencement Date by up to 30 days.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

A Transfer will be effective on the Transaction Date.

A Transfer from the Guaranteed Sub-Account shall be subject to any limitations or charges set forth in the Contract.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone and Internet Transfers) at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make Transfers by telephone, or via the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to request that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers
Dollar Cost Averaging
Dollar cost averaging allows you to make systematic Transfers from one Investment Division to another Investment Division. It does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is lower and fewer units when the price is higher. Over time, your average cost per unit may be more or less than if you invested all your money at one time.


You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Transaction Date you select, one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.


If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of an Investment Division is $100 per month.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money.

You may terminate dollar cost averaging at any time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time and for any reason.

Rebalancer
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Divisions, your asset allocation percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.


If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months thereafter on the 9th. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.


On a Rebalancing Transaction Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:

o Your entire Variable Account Value must be included.
o You must specify the percentage of your Variable Account Value you'd like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Telephone/Internet Transactions
You may make Transfer Requests by telephone by using KeyTalk(R) or via the Internet at www.benefitscorp.com.

We will use reasonable procedures in monitoring and accepting Transfer Requests such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. Telephone instructions we reasonably believe to be genuine will be your financial responsibility.

We reserve the right to suspend these privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.


Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to Great-West's Administrative Offices. Withdrawals are subject to the rules below; and federal and state tax laws may also apply. The amount payable to you if you withdraw all of your Annuity Account Value is your Annuity Account Value, less any applicable Surrender Charge on the effective date of the withdrawal (and any applicable Premium Tax).


The following terms apply to withdrawals:

o        No withdrawals may be made after the
     Annuity Commencement Date.

o If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount Requested (any applicable Surrender Charge would be subtracted from the amount Requested).

o Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made, otherwise your Request will not be processed.
o If your remaining Annuity Account Value, after any partial withdrawal, is less than $2,000, then we may, at our discretion require you to withdraw the entire amount.
o If a partial withdrawal is made within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by 30 days.
o Proceeds will generally be paid in one lump sum within 7 days of the Transaction Date, though payment of proceeds may be delayed for a period in excess of 7 days as permitted by the 1940 Act.

Withdrawal Requests must be in writing. If your instructions aren't clear, your Request will be denied and your withdrawal will not be processed.

After a withdrawal of all of your total Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable. If your Annuity Account Value exceeds your investment in the Contract, then you may be subject to income tax on withdrawals made from your Annuity Account. Additionally, the Internal Revenue Code states that a 10% penalty tax may be imposed on the taxable portions of certain early withdrawals.

The Internal Revenue Code generally requires us to withhold federal income tax from withdrawals and report the withdrawals to the IRS. However, you will be entitled to elect, in writing, not to have tax withholding apply unless withholding is mandatory for your Contract. Withholding applies to the portion of the withdrawal which is included in your income and subject to federal income tax. The tax withholding rate is 10% of the taxable amount of the withdrawal. Withholding applies only if the taxable amount of the withdrawal is at least $200. Some states also require withholding for state income taxes.

If you are interested in this Contract as an IRA, please refer to Section 408 of the Internal Revenue Code of 1986, as amended, for limitations and restrictions on cash withdrawals.

Death Benefit
Death Benefit Payments--After Annuity Commencement Date If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, payments will continue to the Beneficiary under the payment option applicable to the Annuitant on the Annuitant's date of death. The Beneficiary cannot change the method of distribution in effect on the date of the Annuitant's death or elect a new payment option.

Death Benefit Payments--Before Annuity Commencement Date If the Owner of the Contract or the named Annuitant dies before the Annuity Commencement Date, a death benefit may be payable. The rules applicable in various circumstances are described below.

Death of Owner-Annuitant Before the Annuity Commencement Date If an Owner-Annuitant dies before the Annuity Commencement Date, and if the surviving spouse of the Owner-Annuitant is the sole Beneficiary, then the surviving spouse will become the new Owner and Annuitant and the Contract will continue in force. If the Owner-Annuitant dies before the Annuity Commencement Date and the surviving spouse of the Owner-Annuitant is not the sole Beneficiary, then the Company will pay the death benefit under the Contract to the Beneficiary.

Death of Non-Annuitant Owner Before the Annuity Commencement Date If the Owner of the Contract who is not the Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit described under the Contract as follows:

         (a)      First, to the surviving Joint
                  Owner.
         (b)      If there is no surviving Joint
                  Owner, then to the Contingent
                  Owner.
         (c)      If there is no Contingent Owner, then to the Annuitant.

If the Owner's surviving spouse is the person entitled to receive benefits upon the Owner's death, the surviving spouse shall be treated as the Owner and will be allowed to continue the Contract. Death of Non-Owner Annuitant Before the Annuity Commencement Date If a Non-Owner Annuitant dies before the Annuity Commencement Date, the Company will pay the death benefit under the Contract to the Beneficiary.

Death Benefit Computation and Procedure If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date and before reaching age 75, the death benefit will be the greater of:

         o the Annuity Account Value as of the date of death, less any applicable Premium
             Tax; or
         o the sum of Contributions paid, less partial withdrawals and periodic payments, less any applicable Premium Tax.

If the Owner-Annuitant, Non-Annuitant Owner, or Non-Owner Annuitant dies before the Annuity Commencement Date, but after reaching age 75, the death benefit will be the Annuity Account Value as of the date of death, less any applicable Premium Tax. No Surrender Charge will apply to the amounts payable to a Beneficiary.

The death benefit proceeds payable to a Beneficiary will remain invested in accordance with the allocation instruction given by the Owner until either:

         o  new allocation instructions are
             requested by the Beneficiary; or
         o  the death benefit is actually paid to
             the Beneficiary

The death benefit will become payable following receipt by the Company of the Beneficiary's request. Unless otherwise specified by the Owner prior to the Annuitant's death, the Beneficiary may elect, within 60 days after proceeds are payable, to receive:

         o  payment in a single sum; or
         o payment under any of the payment options provided under the Contract.

o Any payment of benefits under the Contract must satisfy the requirements of the Internal
     Revenue Code and any other applicable federal or state laws, rules or regulations. All distributions of death benefits upon a Contract
     Owner's death before the Annuity Commencement
     Date (or  upon the death of a Non-Owner
     Annuitant if the Owner is a non-individual entity, such as a trust or estate) must be made pursuant to IRCss.72(s). These requirement are met if the entire amount is paid on or before December 31 of the year containing the fifth anniversary of the Owner's death. This rule, called the 5-year rule, always applies to payments due to non-individual entities.
     However, if the person entitled to receive payments required under IRCss.72(s) is an individual, the 5-year rule will not apply if an election is made to begin taking substantially equal periodic payments no later than one year after the Owner's death.
     Payments may be paid over a period not
     exceeding the life or life expectancy of such person.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, unless you indicate otherwise, they will share equally in any death benefit payable.

You may, at any time, while the Annuitant is living, change the Beneficiary by Request. A change of Beneficiary will take effect as of the date the Request is processed by Great-West's Administrative Offices, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payment or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the death benefit proceeds to the Owner's estate.

Charges and Deductions

No amounts will be initially deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested based on your allocation instructions.


You pay the following charges under the Contract:


o        a Contract Maintenance Charge, and
o        a mortality and expense risk charge.

You may also pay:

o as a Surrender Charge (only for withdrawals within the first 7 Contract years), and
o deductions for Premium Tax (only if applicable depending on your state of residence).


You also bear the expenses of the Eligible Funds.

Contract Maintenance Charge
Prior to the Annuity Commencement Date, you will pay a $27 annual Contract Maintenance Charge from your Annuity Account Value. This charge partially covers our costs for administering the Contracts and the Series Account.

The Contract Maintenance Charge is deducted on a proportionate basis from all your Variable and Guaranteed Sub-Accounts.

Mortality and Expense Risk Charge We deduct a Mortality and Expense Risk Charge from your Variable Sub-Account(s) for our assumption of certain mortality and expense risks under the Contract.


o The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Contract.

o The expense risk assumed is the risk that our actual expenses in administering the Contract and the Series Account will be greater than anticipated.


This is a daily charge equal to an effective annual rate of 1.25% of the value of your Variable Sub-Account(s). We guarantee that this charge will never increase beyond 1.25%.

The Mortality and Expense Risk Charge is reflected in the unit values of the Variable Sub-Accounts. This charge will continue to be applicable should you choose a variable annuity payment option or a periodic payment option.

Premium Tax
We may be required to pay state Premium Taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Annuity Commencement Date.


The applicable Premium Tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by the respective state legislatures, by administrative interpretations or by judicial acts. Such Premium Taxes will depend, among other things, on the state of residence of the Contract Owner and the insurance laws, tax laws and status of Great-West in these states when Premium Taxes are incurred.


Surrender Charge
We deduct a Surrender Charge for certain partial or total withdrawals. The Surrender Charge will cause the amount received to be less than the amount requested for withdrawal. A Surrender Charge "Free
Amount" may be applied in some circumstances.
o The Surrender Charge "Free Amount" is an amount against which the Surrender Charge will not be assessed.
o        The Free Amount is equal to 10% of the
     Annuity Account Value at December 31 of the previous calendar year.
o Only one Free Amount is available in each calendar year.

o The Free Amount will be applied to the first withdrawal made in each year. If the Free Amount is not exhausted with the first withdrawal any remainder is lost for that year.


We will not deduct the Surrender Charge in the following instances:
o        you Request an annuity option with a
     payment period of at least 36 months; or
o you Request a periodic payment option (in accordance with the applicable periodic payment restrictions); or
o the withdrawal is due to a medical condition requiring your confinement to an eligible nursing home for 90 consecutive days.

The Surrender Charge is equal to the percentage of the amount distributed less the Free Amount based on the table below:


   Contract Years Completed       Percentage of Distribution
               1                              7%
               2                              6%
               3                              5%
               4                              4%
               5                              3%
               6                              2%
               7                              0%


Expenses of the Eligible Funds
The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently made for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contracts.

Payment Options
Periodic Payments
You may Request that all or part of the Annuity Account Value be applied to a periodic payment option.

In Requesting periodic payments, you must elect:

o The payment frequency of either 12-, 6-, 3- or 1-month intervals o A payment amount--a minimum of $50 is required o The calendar day of the month on which payments will be made o One payment option
o The allocation of payments from the Variable and/or Guaranteed Sub-Account(s) as follows: 1) Prorate the amount to be paid across all variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account; or 2) Select the Investment Division(s)from which payments will be made. Once the Investment Division(s) have been depleted, Great-West will automatically prorate the remaining payments unless you Request the selection of another Investment Division(s).

While periodic payments are being received:

o You may continue to exercise all contractual rights that are available prior to electing a payment option, except that no Contributions may be made.

o You may keep the same investment options as were in force before periodic payments began.

o        Charges and fees under the Contract continue to apply.

o The Surrender Charge does not apply to the periodic payments. However, if a partial surrender is made during the time you participate in periodic payments, a Surrender Charge and other Contract charges, as applicable, will be deducted and the Free Amount will not apply.

Periodic payments will cease on the earlier of:

o the date the amount elected to be paid under the option selected has been reduced to zero.

o        the Annuity Account Value is zero.
o        You Request that withdrawals stop.
o        You or the Annuitant die.

Periodic Payment Options
If you choose to receive payments from your Contract through periodic payments, you must select from the following payment options.

Option 1--Income for a specified period (at least 36 months)
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 -Interest Only
The payments will be based on the amount of the interest credited to the Guaranteed Sub-Account(s) between each payment. Available only if 100% of the account value is invested in the Guaranteed Sub-Account.

Option 4 --Minimum distribution
If you are using this Contract as an IRA, you may Request minimum distributions as specified under Internal Revenue Code Section 401(a)(9).

Option 5 - Any Other Form (at least 36 months)
Any other form of periodic payment which is acceptable to Great-West.

If periodic payments cease, you may resume making Contributions, at which time the Surrender Charge Free Amount will be in effect. However, we may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

Annuity Payments

Annuity Commencement Date
You choose the date you'd like annuity payments to start when you purchase the Contract. The Annuity Commencement Date and options available for IRAs may be controlled by endorsements, or applicable law.


You may change your Annuity Commencement Date at any time prior to 30 days before an Annuity Commencement Date you already selected. If you have not elected a payment option within 30 days of the Annuity Commencement Date, the portion of your Annuity Account Value held in the Guaranteed Sub-Account(s) will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Variable Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years


Under the Internal Revenue Code, a Contract purchased and used in connection with an Individual Retirement Account is subject to complex "minimum distribution" requirements. Minimum distribution requirements require distributions to begin under such a plan by a specific date, and that the entire interest must be distributed within certain specified periods. The application of the minimum distribution requirements vary according to your age and other circumstances. If you're using this annuity as an IRA, you should consider consulting a competent tax adviser regarding the application of the minimum distribution requirements.

Annuity Options
You can choose your annuity payment option either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before an Annuity Commencement Date you previously selected.

The  amount  to be  paid  out is  the  Annuity  Account  Value  on  the  Annuity
Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payment option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a cash withdrawal.

Payments to be made under the annuity payment option you select must be at least $50. We reserve the right to make payments using the most frequent payment interval which produces a payment of at least $50. The maximum amount that may be applied under any payment option is $1,000,000, unless prior approval is obtained from us.

For annuity options involving life income, the actual age and/or sex of the Annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older Annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Annuity Payment Options

Option 1--Income of specified amount
(Available as fixed payments only)
The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Option 2--Income for a specified period
(Available as fixed payments only)
Payments are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Option 3--Life annuity with guaranteed period
This option provides annual, semi-annual, quarterly or monthly payments during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. This option is available on either a variable or fixed dollar payment basis.

Option 4--Life annuity
This option provides for annual, semi-annual, quarterly or monthly payments during the lifetime of the Annuitant. The annuity terminates with the last payment due prior to the death of the Annuitant. Since no minimum number of payments is guaranteed, this option may offer the maximum level of monthly payments. It is possible that only one payment may be made if the Annuitant died before the date on which the second payment is due. This option is available on either a variable or fixed dollar payment basis.

Option 5 - Any other form
Any other form of fixed or variable annuity payment which is acceptable to Great-West.

Variable Annuity Payment Provisions
Amount of first payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the 5th valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

Annuity units
The number of Annuity Units paid for each Variable Sub-Account is determined by dividing the amount of the first monthly payment by its Annuity Unit Value on the 5th valuation date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Variable Sub-Account remains fixed during the Annuity Payment Period.

Amount of payments after the first payment
After the first payment, future payments will vary depending upon the investment experience of the Variable Sub-Accounts. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the 5th valuation date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Transfers after the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a fixed annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may continue to be made among the Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.Other restrictions Once payments start under the annuity form you select:

o        no changes can be made in the annuity form,
o        no additional Contributions will be accepted under the Contract and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payments may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" for details.

Federal Tax Matters
Introduction
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to you, the Owner, or the Beneficiary, may depend on the type of Contract, and on the tax status of the individual concerned. In addition, certain requirements must be satisfied in purchasing an IRA and receiving distributions from an IRA in order to continue receiving favorable tax treatment. As a result, purchasers of IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities
In General
Section 72 of the Internal Revenue Code governs taxation of annuities in general. You, as a "natural person" will not generally be taxed on increases (if any) in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment form elected). However, under certain circumstances, you may be subject to taxation currently. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Annuity Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income. An IRA Contract may not be assigned as collateral.

If you are not a natural person (e.g. a corporation), you generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the contract" (discussed below) during each taxable year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person.

The rule also does not apply in the following circumstances:

o        Where the annuity Contract is acquired by the estate of a decedent.
o        Where the Contract is held under an IRA.

o    Where  the  Contract  is  a  qualified   funding  asset  for  a  structured
     settlement.

o Where the Contract is purchased on behalf of an employee upon termination of a qualified plan.

If you are a non-natural person, you may wish to discuss these matters with a competent tax adviser.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
In the case of a withdrawal under an IRA, including withdrawals under the periodic payment option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the contract" to the individual's total accrued benefit under the plan. The "investment in the contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual. Special tax rules may be available for certain distributions from an IRA.

With respect to Non-Qualified Contracts; partial withdrawals, including periodic payment, are generally treated as taxable income to the extent the Annuity Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Annuity payments
Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payment that represents the amount by which the Annuity Account Value exceeds the "investment in the contract" will be taxed. After the investment in the contract is recovered, the full amount of any additional annuity payments is taxable. For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.

Penalty tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

o Made on or after the date on which the recipient of payments under the Contract attains age 59 1/2, o Made as a result of death of the Owner or disability of the recipient of payments under the Contract, o Received in substantially equal periodic payments (at least annually) for your life expectancy or the joint life expectancies of you and the Beneficiary,
o        Received under an immediate annuity

Other   exemptions  or  tax  penalties  may  apply  to   distributions   from  a
Non-Qualified Contract or certain distributions from an IRA. For more details regarding these exemptions or penalties consult a competent tax adviser.

Taxation of death benefit proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:

o If distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, however, the Surrender Charge will not apply.
o If distributed under an annuity form, they are taxed in the same manner as annuity payments, as described above.

Distribution at death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

1. If you die on or after the date annuity payments start, and before the entire interest in the Contract has been distributed, the remainder of your interest will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of your death.
2. If you die before the Annuity Commencement Date starts, your entire interest must generally be distributed within five years after the date of your death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payments start within one year of your death. If the sole designated Beneficiary is your spouse, the Contract may be continued in force in the name of your spouse.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to the rules in Section 401(a)(9) of the Internal Revenue Code.

Transfers, assignments or exchanges
A transfer of ownership of a Contract, the designation of an Annuitant or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this prospectus. If you are contemplating any these types of changes, you should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Multiple Contracts
All deferred, non-qualified annuity contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount. You should consult a tax adviser before purchasing more than one Contract.

Withholding
Annuity distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Certain distributions from IRAs are subject to mandatory federal income tax withholding.

Section 1035 exchanges
Internal Revenue Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, contracts issued in an exchange for another annuity contract are treated as new contracts for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

Individual Retirement Annuities
The Contract may be used with IRAs as described in Section 408 of the Internal Revenue Code. Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" to an Individual Retirement Annuity following the rules set out in the Internal Revenue Code. If you purchase this Contract for use with an IRA, you will be provided with supplemental information and you have the right to revoke your purchase within seven days of purchasing the IRA Contract.

If a Contract is purchased to fund an IRA you must be the Annuitant and the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Internal Revenue Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest monies qualifying for different annuity tax treatment under the Internal Revenue Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged for loans at any time during the life of the Annuitant, however, if the Contract is an IRA, you may not assign the Contract as collateral.

If a non-IRA Contract is assigned, the interest of the assignee has priority over you and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to our Administrative Offices. Any assignment is subject to any action taken or payment made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

Performance Data
From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any Surrender Charge or any Premium Tax that may be applicable to a particular Contract. To the extent that any Surrender Charge or Premium Taxes are applicable to a particular Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

    Investment Division        Yield      Effective
                                            Yield

    Maxim Money Market         3.26%        3.36%


The following table illustrates standardized and non-standardized average annual total return for one, five and ten-year periods (or since inception, as appropriate) ended December 31, 1998. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

Both the standardized and non-standardized data reflect the deduction of all fees and charges under the Contract including the applicable Surrender Charge. The standardized data is calculated from the inception date of an Investment Division. The non-standardized data is calculated from the inception of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division


Performance information and calculations for any Investment Division are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to an Investment Division during a particular time period. Performance information should be considered in light of the investment objectives, policies and characteristics of the Eligible Funds invests and the market conditions during the given time period. It should not be considered as a representation of future investment performance.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standardized and nonstandardized total returns for the Investment Divisions.

Reports and promotional  literature may also contain other information including
(1) the ranking of any Investment Division derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

Average Annual Total
Return for the period
ended December 31, 1998

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

                                          Eligible Fund     Investment      One Year    Five          Ten Years       Ten Years
            Investment Division             Inception        Division                     Years      or if less       or if less
                                                           Inception in                               orLife of        Life of
                                                         Separate Account                            Investment       Underlying
                                                                                                      Division      Eligible Fund

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------


    Maxim Bond                               7/1/82          10/14/82        -2.04%       4.11%         6.73%           6.73%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Stock Index                        7/1/82          2/24/83         16.45%      20.42%        14.95%           14.95%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim U.S. Government Securities         4/8/85          4/12/85         -1.50%       4.41%         7.34%           7.34%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Small-Cap Index                    12/1/93          9/1/94         -9.62%       8.59%        10.47%           8.66%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Ariel MidCap Value                12/31/93          9/1/94         22.85%      15.44%        17.11%           15.43%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Loomis-Sayles Corporate Bond       11/1/94         11/1/94         -5.00%        N/A         10.29%           10.29%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    --------------------------------------- ------------- ----------------- ----------- ---------- -------------- ----------------

    Maxim MidCap                              12/31/93         9/1/94         3.74%        N/A        12.60%          11.32%
    Maxim(Growth Fund I)

    --------------------------------------- ------------- ----------------- ----------- ---------- -------------- ----------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim INVESCO Balanced                   11/1/96         11/1/96          8.77%        N/A         16.22%           16.22%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Ariel Small-Cap Value              12/1/93         11/1/94          -.55%      10.86%        14.11%           11.38%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim INVESCO Small-Cap Growth           11/1/94         11/1/94          8.03%        N/A         20.08%           20.08%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim T. Rowe Price Equity/Income        11/1/94         11/1/94          .04%         N/A         18.25%           18.25%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim INVESCO ADR                        11/1/94         11/1/94          1.62%        N/A         11.32%           11.32%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Value Index                        12/1/93         1/15/98          5.14%      17.61%         5.69%          17.58%%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Growth Index                       12/1/93         1/15/98         26.08%      22.18%        27.74%           21.93%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim Founders Blue Chip                 7/1/97          1/15/98          8.24%        N/A          8.94%           7.16%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim T. Rowe Price MidCap Growth        7/1/97          1/15/98         12.25%        N/A         13.16%           15.17%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    MaximAggressive Profile                  9/8/97          1/15/98          5.60%        N/A          6.17%           5.90%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Maxim ModeratelyAggressive Profile       9/8/97          1/15/98          3.35%        N/A          3.82%           4.06%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    MaximModerate Profile                    9/8/97          1/15/98          2.25%        N/A          2.66%           2.97%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    MaximModerately Conservative Profile     9/8/97          1/15/98          .61%         N/A          .95%            2.18%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    MaximConservative Profile                9/8/97          1/15/98          -.77%        N/A          -.49%           1.89%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Fidelity VIP II Contrafund               1/3/95          11/13/98        19.38%        N/A         11.02%           25.40%

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------
    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    American Century VP Capital             11/20/87         12/1/91         -10.15%      1.39%         4.20%           6.92%
    Appreciation

    ------------------------------------- -------------- ----------------- ------------ ---------- ---------------- ---------------

    Distribution of the Contracts BenefitsCorp Equities, Inc. (BCE) is the principal underwriter and distributor of the Contracts. BCE is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111, telephone 800-228-8706.


    The maximum commission as a percentage of the Purchase Payment(s) made under a Contract payable to BCE representatives is 4.0%.



    Voting Rights
    To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from Ownerswho have allocated Contract value to the corresponding Investment Division(s). If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

    Before the Annuity Commencement Date, you have the voting interest. The number of votes which are available to you will be calculated separately for each of your Variable Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Investment
    Division to the total number of votes attributable to that Investment Division. You hold a voting interest in each Investment Division to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payments are made.

    Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds. Shares for which we do not receive timely instructions and shares held by us as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

    Contract Owners have no voting rights in Great-West.

    Year 2000

    We have a number of existing computer programs that use only two digits to identify a year in the date field, which creates a problem with the upcoming change in the century. The resources that are being devoted to this effort are substantial. Management estimates that the total cost to implement these plans will not be material, and has budgeted the expense as part of its computer systems operating costs through the year 2000. We have developed detailed plans that we expect to rectify the year 2000 problem. These plans include modifying programs where necessary, replacing certain programs with year 2000 compliant software, and working with vendors and business partners, including banks, custodians and investment managers, who need to become year 2000 compliant. We completed this process during the first quarter of 1999 and will conduct system testing with third parties throughout 1999. But, there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.


    Rights Reserved by Great-West We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only as permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

    o        To operate the Series
         Account in any form permitted
         under the Investment Company Act
         of 1940 or in any other form
         permitted by law.

    o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to add, combine or remove Investment Divisions of the Series Account.
    o To substitute, for the Eligible Fund shares in any Investment Division, the shares of another Eligible Fund or any other investment permitted by law.
    o To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
    o To change the time or time of day at which a valuation date is deemed to have ended.
    o        To make any other necessary
         technical changes in the
         Contract in order to conform
         with any action the above
         provisions permit us to take,
         including to change the way we
         assess charges, but without
         increasing as to any then
         outstanding Contract the
         aggregate amount of the types of
         charges which we have guaranteed.
    o        To reject any application
         for any reason.

    Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds. See the Eligible Funds' prospectuses for more details.

    Adding and Discontinuing Investment Options We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Guaranteed Sub-Account.

    When we inform you that we are discontinuing an Investment Division or Guaranteed Sub-Account to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Guaranteed Sub-Account before the effective date of the notice may be kept in those Investment Divisions or Guaranteed Sub-Accounts.

    If we determine to make new investment options available under the Contracts, in our sole discretion we may or may not make those new investment options available to you.

    Substitution of Investments When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you.

    Legal Matters Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.

    Available Information We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC")under the 1933 Act relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Contracts.
    Statements contained in this Prospectus, regarding the content of the Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the SEC located at 450 Fifth Street, N.W., Washington, D.C.

    The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

    o        discussion about the Series
         Account's Custodian and
         Independent Auditors
    o        discussion about the Series
         Account's Underwriter
    o        discussion about the
         calculation of performance data
    o        the financial statements for
         the Series Account and Great-West

                  APPENDIX A
       CONDENSED FINANCIAL INFORMATION
     Selected Data for Accumulation Units
      Outstanding Throughout Each Period
      For the Periods Ended December 31,

------------------------------------------------------- --------------- --------------- --------------- -------------- -------------
                 Investment Division                         1998            1997            1996           1995           1994
                                                                                        --------------- -------------- -------------
------------------------------------------------------- --------------- ---------------
MAXIM BOND a

Value at beginning of period                            $     12.09     $     11.43     $     11.10     $    9.76      $   10.00
Value at end of period                                  $     12.73     $     12.09     $     11.43     $ 11.10        $     9.76
Increase (decrease) in value of accumulation units      $       0.64    $       0.66    $       0.33    $   1.34       $    (0.24)
Number of accumulation units outstanding at end of         58,959.10       7,412.56        5,196.46     1,675.75           455.62
period

------------------------------------------------------- --------------- --------------- --------------- -------------- -------------
------------------------------------------------------- --------------- --------------- --------------- -------------- -------------
MAXIM STOCK INDEXa

Value at beginning of period                            $      20.50    $      15.70    $      13.05    $    9.74      $    10.00
Value at end of period                                  $      25.67    $      20.50    $      15.70    $  13.05       $      9.74
Increase (decrease) in value of accumulation units      $       5.17    $       4.80    $       2.65    $    3.31      $     (0.26)
Number of accumulation units outstanding at end of      154,419.05      169,289.23      130,996.47      17,200.32       2,306.48

period
------------------------------------------------------- --------------- --------------- --------------- -------------- -------------

MAXIM ARIEL MIDCAP VALUEajk
Value at beginning of period                            $      15.75    $      14.12    $      13.49    $  10.80       $      10.00
Value at end of period                                  $      20.80    $      15.75    $      14.12    $  13.49       $      10.80
Increase (decrease) in value of accumulation units      $       5.05    $       1.63    $       0.63    $    2.69      $

                                                                                                                       0.80

Number of accumulation units outstanding at end of      52,202.19       49,565.38       83,398.90       24,467.21         4,508.26

period
------------------------------------------------------- --------------- --------------- --------------- -------------- -------------
MAXIM SMALL-CAP INDEX a

Value at beginning of period                            $     16.57     $     13.87     $     12.18     $    9.77      $      10.00
Value at end of period                                  $     16.10     $     16.57     $     13.87     $  12.18       $

                                                                                                                       9.77

Increase (decrease) in value of accumulation units      $      (0.47)   $       2.70    $       1.69    $    2.41      $

                                                                                                                       (0.23)

Number of accumulation units outstanding at end of      19,020.51       14,918.01       10,975.88       2,705.63             986.29

period
------------------------------------------------------- --------------- --------------- --------------- -------------- -------------

AMERICAN CENTURY VP BALANCED
Value at beginning of period                            $     14.94     $     13.06     $     11.79     $    9.85      $      10.00
Value at end of period                                  $     17.07     $     14.94     $     13.06     $  11.79       $
                                                                                                                       9.85
Increase (decrease) in value of accumulation units      $       2.13    $       1.88    $       1.27    $    1.94      $
                                                                                                                       (0.15)
Number of accumulation units outstanding at end of           309.20     20,447.27       19,490.47       7,745.10             199.55
period

                                                                                                                       -------------
------------------------------------------------------- --------------- --------------- --------------- --------------

MAXIM LOOMIS-SAYLES CORPORATE BOND fj
Value at beginning of period                            $     14.60     $     13.12     $     12.03     $      10.00
Value at end of period                                  $     14.91     $     14.60     $     13.12     $      12.03
Increase (decrease) in value of accumulation units      $       0.31    $       1.48    $       1.09    $        2.03
Number of accumulation units outstanding at end of      77,918.20       23,403.30       12,487.29             799.35

period
------------------------------------------------------- --------------- --------------- --------------- --------------
MAXIM INVESCO ADR b

Value at beginning of period                            $     14.90     $     13.46     $     11.25     $      10.00
Value at end of period                                  $     16.28     $     14.90     $     13.46     $      11.25
Increase (decrease) in value of accumulation units      $       1.38    $       1.44    $       2.21    $        1.25
Number of accumulation units outstanding at end of      35,311.40       31,948.04       15,132.95          2,623.01

period
------------------------------------------------------- --------------- --------------- --------------- --------------
MAXIM INVESCO SMALL-CAP GROWTH b

Value at beginning of period                            $     19.21     $     16.39     $     13.09     $      10.00
Value at end of period                                  $     22.31     $     19.21     $     16.39     $      13.09
Increase (decrease) in value of accumulation units      $       3.10    $       2.82    $       3.30    $        3.09
Number of accumulation units outstanding at end of      44,665.98       44,396.72       33,993.67          4,511.19

period
------------------------------------------------------- --------------- --------------- --------------- --------------
MAXIM MONEY MARKET e

Value at beginning of period                            $     10.97     $     10.55     $     10.17     $      10.00
Value at end of period                                  $     11.40     $     10.97     $     10.55     $      10.17
Increase (decrease) in value of accumulation units      $       0.43    $       0.42    $       0.38    $        0.17
Number of accumulation units outstanding at end of      72,949.61       55,509.88       30,070.95        15,499.45

period
------------------------------------------------------- --------------- --------------- --------------- --------------





                                                    APPENDIX A

          CONDENSED FINANCIAL INFORMATION
        Selected Data for Accumulation Units
         Outstanding Throughout Each Period
         For the Periods Ended December 31,

----------------------------------------------------- ---------------- --------------- --------------- ---------------
                Investment Division                        1998             1997            1996            1995
                                                                                       --------------- ---------------
----------------------------------------------------- ---------------- ---------------

MAXIM ARIEL SMALL-CAP VALUE dj
Value at beginning of period                          $     17.07      $     13.51     $     11.60     $      10.00
Value at end of period                                $     18.25      $     17.07     $     13.51     $      11.60
Increase (decrease) in value of accumulation units    $       1.18     $       3.56    $       1.91    $        1.60
Number of accumulation units outstanding at end of    5,611.10         3,045.87        1,551.40               697.92
period

----------------------------------------------------- ---------------- --------------- --------------- ---------------
MAXIM T. ROWE PRICE EQUITY/INCOME b

Value at beginning of period                          $     19.39      $     15.24     $     12.92     $      10.00
Value at end of period                                $     20.86      $     19.39     $     15.24     $      12.92
Increase (decrease) in value of accumulation units    $       1.47     $       4.15    $       2.32    $        2.92
Number of accumulation units outstanding at end of    88,483.59        106,469.26      67,415.13        19,500.37

period
----------------------------------------------------- ---------------- --------------- --------------- ---------------
----------------------------------------------------- ---------------- --------------- --------------- ---------------
MAXIM U.S. GOVERNMENT SECURITIES c

Value at beginning of period                          $     12.23      $     11.41     $     11.12     $      10.00
Value at end of period                                $     12.95      $     12.23     $     11.41     $      11.12
Increase (decrease) in value of accumulation units    $       0.72     $       0.82    $       0.29    $        1.12
Number of accumulation units outstanding at end of    28,452.60        12,345.78       15,784.10           14,812.67

period
----------------------------------------------------- ---------------- --------------- --------------- ---------------
AMERICAN CENTURY VP CAPITAL APPRECIATION c

Value at beginning of period                          $     11.68      $     12.23     $     12.94     $      10.00
Value at end of period                                $     11.29      $     11.68     $     12.23     $      12.94
Increase (decrease) in value of accumulation units    $     ( 0.39)    $     ( 0.55)   $     ( 0.71)   $        2.94
Number of accumulation units outstanding at end of    11,087.23        16,591.59       15,595.65           6,110.86

period
                                                                                                       ---------------
----------------------------------------------------- ---------------- --------------- ---------------
MAXIM INVESCO BALANCED g

Value at beginning of period                          $     12.59      $     10.13     $     10.00
Value at end of period                                $     14.73      $     12.59     $     10.13
Increase (decrease) in value of accumulation units    $      2.14      $      2.46     $      0.13
Number of accumulation units outstanding at end of    147,157.63       32,937.69        1,307.11

period
----------------------------------------------------- ---------------- --------------- ---------------

MAXIM FOUNDERS BLUE CHIPhj
Value at beginning of period                          $     10.00
Value at end of period                                $     11.74
Increase (decrease) in value of accumulation units    $       1.74
Number of accumulation units outstanding at end of      1,025.12
period

----------------------------------------------------- ----------------

MAXIM GROWTH INDEXh
Value at beginning of period                          $     10.00
Value at end of period                                $     13.75
Increase (decrease) in value of accumulation units    $       3.75
Number of accumulation units outstanding at end of    45,895.99
period

----------------------------------------------------- ----------------

MAXIM VALUE INDEXh
Value at beginning of period                          $     10.00
Value at end of period                                $     11.68
Increase (decrease) in value of accumulation units    $       1.68
Number of accumulation units outstanding at end of      1,678.41
period

----------------------------------------------------- ----------------

MAXIM T.ROWE PRICE MIDCAP GROWTHhj
Value at beginning of period                          $     10.00
Value at end of period                                $     12.42
Increase (decrease) in value of accumulation units    $       2.42
Number of accumulation units outstanding at end of    10,160,99
period

----------------------------------------------------- ----------------


                                                    APPENDIX A
                                          CONDENSED FINANCIAL INFORMATION
                                       Selected Data for Accumulation Units
                                        Outstanding Throughout Each Period
                                        For the Periods Ended December 31,


----------------------------------------------------- ----------------

                Investment Division                        1998

----------------------------------------------------- ----------------

AGGRESSIVE PROFILEh
Value at beginning of period                          $     10.00
Value at end of period                                $     11.35
Increase (decrease) in value of accumulation units    $       1.35
Number of accumulation units outstanding at end of      2,227.92
period

----------------------------------------------------- ----------------

MODERATELY AGGRESSIVE PROFILEh
Value at beginning of period                          $     10.00
Value at end of period                                $     11.10
Increase (decrease) in value of accumulation units    $       1.10
Number of accumulation units outstanding at end of    13,300.61
period

----------------------------------------------------- ----------------

MODERATE PROFILEh
Value at beginning of period                          $     10.00
Value at end of period                                $     10.98
Increase (decrease) in value of accumulation units    $       0.98
Number of accumulation units outstanding at end of    21,309.48
period

----------------------------------------------------- ----------------

MODERATELY CONSERVATIVE PROFILEh
Value at beginning of period                          $     10.00
Value at end of period                                $     10.79
Increase (decrease) in value of accumulation units    $       0.79
Number of accumulation units outstanding at end of      6,875.97
period

----------------------------------------------------- ----------------

CONSERVATIVE PROFILEh
Value at beginning of period                          $     10.00
Value at end of period                                $     10.63
Increase (decrease) in value of accumulation units    $       0.63
Number of accumulation units outstanding at end of    15,432.21
period

----------------------------------------------------- ----------------

FIDELITY VIP II CONTRAFUNDi
Value at beginning of period                          $     10.00
Value at end of period                                $     11.69
Increase (decrease) in value of accumulation units    $       1.69
Number of accumulation units outstanding at end of
period                                                 0

----------------------------------------------------- ----------------

         KEY


Current Accumulation Unit Values can be obtained by calling GWL&A toll-free at 1-800-523-4106 a The Investment Division commenced operations under this contract on September 19, 1994, at a unit value of $10.00 b The Investment Division commenced operations under this contract on January 6, 1995, at a unit value of $10.00. c The Investment Division first commenced operations under this contract on January 18, 1995, at a unit value of $10.00. d The Investment Division commenced operations under this contract on March 9, 1995, at a unit value of $10.00. e The Investment Division commenced operations under this contract on August 4, 1995, at a unit value of $10.00. f The Investment Division commenced operations under this contract on August 8, 1995, at a unit value of $10.00. g The Investment Division commenced operations under this contract on October 1, 1996, at a unit value of $10.00. h The Investment Division commenced operations under this contract on January 15, 1998, at a unit value of $10.00. i The Investment Division commenced operations under this contract on November 5, 1998, at a unit value of $10.00. j On April 7, 1999 the Maxim Series Fund Board of Directors authorized the name changes of the indicated portfolios to indicate the name of the sub-adviser managing these funds. The portfolio names which existed prior to this time were Maxim MidCap Value, Maxim Corporate Bond, Maxim Small-Cap Value, Maxim Blue Chip and Maxim MidCap Growth, respectively. k. On February 5, 1999 the Maxim MidCap (Growth Fund1) changed sub-advisers and its name and objective.

   APPENDIX B - CALCULATION OF THE NET INVESTMENT
                       FACTOR



     The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b)is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c)is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%.

         The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

     The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.





1Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index and S&P Small-Cap 600 Stock Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

2 The Frank Russell Company is not a sponsor of , or in any other way affiliated with, the Growth Index and Value Index Portfolios or the Maxim Series Fund, Inc.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              MAXIM SERIES ACCOUNT

             Individual Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                                                 (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated April 30, 1999, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                 April 30, 1999


                                TABLE OF CONTENTS


                                                                                                               Page

CUSTODIAN AND INDEPENDENT AUDITORS..............................................................................B-3
UNDERWRITER.....................................................................................................B-3
CALCULATION OF PERFORMANCE DATA.................................................................................B-4
FINANCIAL STATEMENTS............................................................................................B-5

                       CUSTODIAN AND INDEPENDENT AUDITORS


         A.       Custodian


                  The assets of Maxim Series Account (the "Series Account") are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian), per occurrence, which covers all officers and employees of GWL&A.



         B.       Independent Auditors

                  The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


     The consolidated financial statements for GWL&A as of December 31, 1998 and 1997 and each of the three years in the period ended December 31, 1998, as well as the financial statements of the Series Account for the years ended December 31, 1998 and 1997, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



                                   UNDERWRITER


         The offering of the Contracts is made on a continuous basis by BenefitsCorp Equities, Inc. ("BCE"), a wholly owned subsidiary of GWL&A. Prior to 1996, the Contracts were offered through Great-West an affiliate of GWL&A. BCE received commissions paid by GWL&A in the amount of $26,417.09 for 1998, $26,005.73 for1997 and $21,131.75 for 1996.

                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Investment Division

         The yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

         The effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1998 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN +1) 365/7]-1.

         For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money Market Investment Division's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Administrative Charges, Risk Charges and Premium Taxes" in the prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.

B. Total  Return  Quotations  for All  Investment  Divisions  (Other  than Money
Market)

         The total return quotations set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods (or since inception) ended December 31, 1998. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

         Where:   P =               a hypothetical initial payment of $1,000

                           T =              average annual total return

                           n =              number of years

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the total return quotations, the calculations take into effect all fees that are charged to the Contract Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


                              FINANCIAL STATEMENTS


         The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                              MAXIM SERIES ACCOUNT
                                       OF
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

----------------------------------------------------------------------------


                       FINANCIAL STATEMENTS FOR THE YEARS
                        ENDED DECEMBER 31, 1998 AND 1997
                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
   Maxim Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statements of assets and liabilities of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 1998, and the related statements of operations for the year then ended, by investment division, and changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Maxim Series I, Maxim Series II and Maxim Series III of Maxim Series Account of Great-West Life & Annuity
Insurance Company as of December 31, 1998, the results of their operations for the year then ended, by investment division, and changes in their net assets for each of the two years in the period then ended, by investment divisions, in conformity with generally accepted accounting principles.




March 25, 1999



MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1998

-----------------------------------------------------------------------------------------------------

MAXIM SERIES I

ASSETS
                                                                  Shares        Cost        Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.      Bond Portfolio / Qualified                         $  5,744    $  5,839
                                                                      4,798
Maxim Series Fund, Inc.      Bond Portfolio/ Non-Qualified
                                                                     76,035       95,607      92,525
Maxim Series Fund, Inc.      Money Market Portfolio /
                             Non-Qualified                           32,786       32,834      32,803
Maxim Series Fund, Inc.      Stock Index Portfolio / Qualified
                                                                            ---------
                                                                      4,202      21,933      15,050
                                                                                 -------     ------

Total Investments                                                             $ 156,118
                                                                            = ==========
                                                                                             146,217

Other assets and
liabilities:
  Due from Great-West Life & Annuity Insurance Company
                                                                                                253

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                            $ 146,470
                                                                                         ==========




See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1998

-------------------------------------------------------------------------------------------------------

MAXIM SERIES II

ASSETS
                                                                       Shares      Cost       Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.     Bond Portfolio / Qualified
                                                                      1,085,171 $1,324,589  $1,320,510
Maxim Series Fund, Inc.     Bond Portfolio / Non-Qualified
                                                                      1,104,586  1,346,181   1,344,136
Maxim Series Fund, Inc.     Money Market Portfolio / Qualified
                                                                      1,078,159  1,088,904   1,078,706
Maxim Series Fund, Inc.     Money Market Portfolio / Non-Qualified
                                                                        845,764    845,447     846,193
Maxim Series Fund, Inc.     Stock Index Portfolio / Qualified
                                                                      4,461,664  9,106,527  15,982,123
Maxim Series Fund, Inc.     Stock Index Portfolio / Non-Qualified
                                                                      3,027,538  5,738,556  10,844,941
Maxim Series Fund, Inc.     U.S. Government Securities Portfolio /
                            Qualified                                 2,683,746  2,967,145   2,965,258
Maxim Series Fund, Inc.     U.S. Government Securities Portfolio /
                            Non-Qualified                             4,909,349  5,379,367   5,424,317

Investments in underlying funds:
American Century VP Funds   VP Capital Appreciation Fund /
                                                                                -------
                            Qualified                                    40,104   432,396     361,738
                                                                                  --------    -------

Total Investments
                                                                                =
                                                                                $28,229,112 40,167,922
                                                                                ============

Other assets and liabilities:
  Net Premiums (Redemptions) Due and Accrued
                                                                                                 (175)
  Due to Great-West Life & Annuity Insurance Company
                                                                                              (37,618)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)
                                                                                           $40,130,129

See notes to financial statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1998

-----------------------------------------------------------------------------------------------------

MAXIM SERIES III

ASSETS
                                                                Shares        Cost         Value
Investments in underlying affiliated funds:
Maxim Series Fund, Inc.    Aggressive Profile Portfolio                     $   23,916    $   25,383
                                                                   23,515
Maxim Series Fund, Inc.    Blue Chip Portfolio
                                                                   10,521       12,084        12,045
Maxim Series Fund, Inc.    Bond Portfolio
                                                                  617,424      748,892       751,324
Maxim Series Fund, Inc.    Conservative Profile Portoflio
                                                                  159,816      165,061       164,620
Maxim Series Fund, Inc.    Corporate Bond Portfolio
                                                                1,056,461    1,262,985     1,174,607
Maxim Series Fund, Inc.    Growth Index Portfolio
                                                                  260,129      581,170       631,477
Maxim Series Fund, Inc.    INVESCO Balanced Portfolio
                                                                1,484,994    2,027,867     2,169,260
Maxim Series Fund, Inc.    INVESCO ADR Portoflio
                                                                  353,973      504,644       575,287
Maxim Series Fund, Inc.    INVESCO Small-Cap Growth
                                                                  539,028      858,987       997,545
Maxim Series Fund, Inc.    Mid-Cap Portfolio (Growth Fund I)
                                                                  590,173      884,581     1,086,946
Maxim Series Fund, Inc.    MidCap Growth Portfolio
                                                                   93,769      111,743       126,321
Maxim Series Fund, Inc.    Moderate Profile Portfolio
                                                                  223,699      225,113       234,946
Maxim Series Fund, Inc.    Moderately Aggressive Profile
                           Portfolio                              138,929      142,344       148,213
Maxim Series Fund, Inc.    Moderately Conservative Profile
                           Portfolio                               71,163       73,660        74,506
Maxim Series Fund, Inc.    Money Market Portfolio
                                                                  831,773      832,298       832,195
Maxim Series Fund, Inc.    Small-Cap Index Portfolio
                                                                  387,174      421,595       306,675
Maxim Series Fund, Inc.    Small-Cap Value Portfolio (Ariel
                           Value)                                 107,462      109,325       102,498
Maxim Series Fund, Inc.    Small-Cap Aggressive Growth
                           Portfolio                                    -            -             -
Maxim Series Fund, Inc.    Stock Index Portfolio
                                                                1,104,476    3,085,673     3,956,344
Maxim Series Fund, Inc.    T Rowe Price Equity/Income
                           Portfolio                            1,037,845    1,718,061     1,847,742
Maxim Series Fund, Inc.    U.S. Government Securities
                           Portfolio                              333,799      367,558       368,814
Maxim Series Fund, Inc.    Value Index Portfolio
                                                                   10,350       20,005        19,616

Investments in underlying funds:
American Century VP Funds  VP Balanced Fund
                                                                      626        4,792         5,224
American Century VP Funds  VP Capital Appreciation Fund
                                                                   13,887      133,439       125,263
Fidelity Investments       VIP II Contrafund Portfolio
                                                                        -           -             -
                                                                                    --            -

Total Investments
                                                                          =
                                                                          $14,315,793     15,736,851
                                                                          ============

Other assets and
liabilities:
  Premiums due and accrued
                                                                                                 970
  Due to Great-West Life & Annuity Insurance Company
                                                                                            (15,846)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)                          $15,721,975
                                                                                       ============

See notes to financial statements.

MAXIM SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEARD ENDED DECEMBER  31, 1998



-----------------------------------------------------------------------------------------------------------------------------------

                                     Maxim Bond      Maxim Bond      Maxim Money      Maxim Stock     Maxim Total      Total Maxim
                                     Portfolio       Portfolio         Market      Index Portfolio      Return          Series I
                                                                      Portfolio                        Portfolio        Account
                                     Investment      Investment       Investment      Investment       Investment
                                     Division         Division        Division         Division        Division

                                     Qualified     Non-Qualified    Non-Qualified     Qualified      Non-Qualified

MAXIM SERIES I
INVESTMENT INCOME                        352        $   5,886       $   1,687         $    599        $      -        $   8,524
EXPENSES - mortality and expense risks
                                       -------------------    --------------------------------
                                         75            1,230             403              167              11            1,886
                                         ---           ------            ----             ----             ---           -----

NET INVESTMENT INCOME (LOSS)
                                        277            4,656           1,284              432             (11)           6,638
                                        ----           ------          ------             ----            ----           -----

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:

Net realized gain (loss) on
investments                                3              194               -               43          13,948           14,188

Net change in unrealized appreciation
(depreciation) on investments
                                       ---------------------- -----------------------------    -----------
                                         23              284              (5)           2,480         (13,791)         (11,009)
                                         ---             ----             ---           ------        --------         --------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
                                         26              478              (5)           2,523             157            3,179
                                         ---             ----             ---           ------            ----           -----

NET INCREASE (DECREASE) IN ASSETS
RESULTING FROM OPERATIONS               303        $   5,134       $   1,279        $   2,955        $    146        $   9,817
                                       ===== =     ========== =    ========== =     ========== =     ========= =     =========





See notes to financial statements.                  (Continued)



MAXIM SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 PERIOD TO DECEMBER  31, 1998

-----------------------------------------------------------------------------------------------------------------------------------


                                                                   Maxim Money      Maxim Money
                                 Maxim Bond       Maxim Bond         Market           Market         Maxim Stock      Maxim Stock
                                 Portfolio        Portfolio        Portfolio        Portfolio     Index Portfolio  Index Portfolio
                                 Investment       Investment       Investment       Investment       Investment       Investment
                                  Division         Division         Division         Division         Division         Division
                               -----------------------------------------------------------------------------------------------------

                                 Qualified      Non-Qualified      Qualified      Non-Qualified      Qualified      Non-Qualified

MAXIM SERIES II
INVESTMENT INCOME                     84,171       $   79,160       $   44,094       $   40,071       $  636,503       $  434,073
EXPENSES - mortality and expense
                                    ----     ------------     ------------     ------------     ----------
risks                                20,073           18,233           12,244           11,076          191,481          135,968
                                     -------          -------          -------          -------         --------         -------
NET INVESTMENT INCOME (LOSS)
                                    ----     ------------     ------------     ------------     ----------
                                     64,098           60,927           31,850           28,995          445,022          298,105
                                     -------          -------          -------          -------         --------         -------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
investments                            3,799              741              (6)              (8)          132,674          145,928

Net change in unrealized
appreciation (depreciation) on
                                    -----    -------------    ---------------  ---------------  -------
investments                           3,726            3,001             (129)            (122)       2,234,146        1,612,872
                                      ------           ------            -----            -----       ----------       ---------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
                                    -----    -------------    ---------------  ---------------  -------
                                      7,525            3,742             (135)            (130)       2,366,820        1,758,800
                                      ------           ------            -----            -----       ----------       ---------

NET INCREASE (DECREASE) IN ASSETS
RESULTING FROM OPERATIONS            71,623       $   64,669       $   31,715       $   28,865      $ 2,811,842      $ 2,056,905
                                    ======== =    =========== =    =========== =    =========== =   ============ =   ===========


See notes to financial statements.
                                                     (Continued)

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
YEARD ENDED DECEMBER  31, 1998

-----------------------------------------------------------------------------------------------------------------------------------

                                                 Maxim U.S.        Maxim U.S.                         American
                                 Maxim Total     Government       Government         American        Century VP       Total Maxim
                                   Return        Securities       Securities        Century VP        Capital         Series II
                                 Portfolio       Portfolio         Portfolio      Balanced Fund     Appreciation       Account
                                                                                                        Fund
                                 Investment      Investment        Investment       Investment       Investment
                                  Division        Division         Division          Division         Division
                               -----------------------------------------------------------------------------------------------------

                                 Qualified       Qualified       Non-Qualified      Qualified        Qualified

MAXIM SERIES II
INVESTMENT INCOME                  $   71,301       $  169,832        $  298,419       $   56,535       $   16,298      $ 1,930,457

EXPENSES - mortality and expense
                                  ---------   ------------     ------------      -------------    -------------
risks                                 23,721           46,204            79,591            1,895            4,357          544,843
                                      -------          -------           -------           ------           ------         -------

NET INVESTMENT INCOME (LOSS)
                                  ---------   ----------       ----------        ------------     ------------
                                      47,580          123,628           218,828           54,640           11,941        1,385,614
                                      -------         --------          --------          -------          -------       ---------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:

Net realized gain (loss) on         1,419,068                                                                             1,768,675
investments                                             11,453             4,071           51,239            (284)

Net change in unrealized
appreciation (depreciation) on
                                  ---         ------------     ------------      -----------      -----------
investments                       (1,122,822)          33,395            66,945          (67,581)         (21,564)       2,741,867
                                  -----------          -------           -------         --------         --------       ---------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
                                  -------     ------------     ------------      -----------      -----------
                                     296,246           44,848            71,016          (16,342)         (21,848)       4,510,542
                                     --------          -------           -------         --------         --------       ---------

NET INCREASE (DECREASE) IN ASSETS
RESULTING FROM OPERATIONS         $  343,826       $  168,476        $  289,844       $   38,298       $   (9,907)     $ 5,896,156
                                  =========== =    =========== =     =========== =    =========== =    =========== =   ===========

See notes to financial statements.                     (Continued)



MAXIM SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 PERIOD TO DECEMBER  31, 1998



-----------------------------------------------------------------------------------------------------------------------------------

                                     Maxim                                Maxim         Maxim        Maxim                    Maxim
                                  Aggressive                           Conservative  Corporate      Growth     Maxim        INVESCO
                                   Profile     Maxim       Maxim Bond    Profile        Bond        Index       INVESCO     Balanced
                                  Portfolio    Blue Chip   Portfolio    Portfolio    Portfolio    Portfolio       ADR      Portfolio
                                               Portfolio                                                       Portfolio
                                  Investment               Investment   Investment   Investment   Investment              Investment
                                   Division   Investment    Division     Division     Division     Division   Investment    Division
                                               Division                                                        Division
                                 --------------------------------------------------------------------------------------------------

MAXIM SERIES III
INVESTMENT INCOME                         256     558   $   24,999    $   7,539   $  101,033   $   25,583   $   4,479   $   42,253

EXPENSES - mortality and expense risks
                                         212      78        4,793          681       10,017        2,875       6,832       19,059
                                         ----     ---       ------         ----      -------       ------      ------      ------

NET INVESTMENT INCOME (LOSS)
                                      ---------------------------- ------------------------- ------------ -----------
                                          44     480       20,206        6,858       91,016       22,708  (2,353)          23,194
                                          ---    ----      -------       ------      -------      ------- -------          ------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:

Net realized gain (loss) on
investments                               111     (1)          445          134        2,053           38       7,832       26,913

Net change in unrealized appreciation
(depreciation) on investments
                                       1,467     (39)       1,560         (441)     (90,736)      50,307      34,889      133,497
                                       ------    ----       ------        -----     --------      -------     -------     -------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:                                                                                                    160,410
                                       1,578     (40)       2,005         (307)     (88,683)      50,345      42,721
                                       ------    ----       ------        -----     --------      -------     ------

NET INCREASE (DECREASE) IN ASSETS
RESULTING FROM OPERATIONS              1,622     440   $   22,211    $   6,551    $   2,333   $   73,053   $           $  183,604
                                      ======= = ===== ============ = ========== = ========== ============ =====       ===========
                                                                                                                  40,368

See notes to financial statements.                (Continued)



MAXIM SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 PERIOD TO DECEMBER  31, 1998



------------------------------------------------------------------------------------------------------------------------------------
                                     Maxim                                             Maxim          Maxim                   Maxim
                                   INVESCO                   Maxim        Maxim       Moderately   Moderately              Small-Cap
                                  Small-Cap       Maxim       MidCap      Moderate    Aggressive  Conservative    Maxim   Aggressive
                                    Growth       Mid-Cap      Growth      Profile      Profile      Profile       Money      Growth
                                  Portfolio     Portfolio    Portfolio   Portfolio    Portfolio    Portfolio      Market   Portfolio
                                              (Growth Fund                                                      Portfolio
                                                   I)
                                  Investment    Investment               Investment   Investment   Investment  Investment Investment
                                   Division     Division    Investment    Division     Division     Division     Division   Division
                                  Division
                                 ---------------------------------------------------------------------------------------------------

MAXIM SERIES III
INVESTMENT INCOME                      13,246    $  109,621    $      -    $   4,332    $   2,587     1,880   $   38,736   $      -
EXPENSES - mortality and
expense risks                        ------- ------------
                                      11,211        10,793         782        1,175          809       395        9,590          -
                                      -------       -------        ----       ------         ----      ----       ------         -
NET INVESTMENT INCOME (LOSS)
                                     ---------------------  ------------------------------------------------------------
                                       2,035        98,828        (782)       3,157        1,778     1,485       29,146          -
                                       ------       -------       -----       ------       ------    ------      -------         -


NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:

Net realized gain (loss) on
investments                           (2,280)         4,339     (2,060)        (192)         (20)     (387)         (25)          -

Net change in unrealized appreciation
(depreciation) on investments
                                     128,782       152,701      14,578        9,833        5,869       846         (103)         -
                                     --------      --------     -------       ------       ------      ----        -----         -

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
                                     126,502       157,040      12,518        9,641        5,849       459         (128)         -
                                     --------      --------     -------       ------       ------      ----        -----         -

NET INCREASE (DECREASE) IN ASSETS
RESULTING FROM OPERATIONS            128,537    $  255,868   $           $   12,798    $   7,627     1,944   $   29,018          -
                                     ======== = =========== =====       ============ = ========== = ======= ============ = =======
                                                                11,736

See notes to financial statements.      (Continued)





MAXIM SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 PERIOD TO DECEMBER  31, 1998



------------------------------------------------------------------------------------------------------------------------------------

                                                                          Maxim T.                 Maxim U.S.               American
                                      Maxim     Maxim          Maxim     Rowe Price      Maxim     Government   Maxim     Century VP
                                   Small-Cap    Small-Cap  Stock Index  Equity/Income   Total      Securities     Value     Balanced
                                     Index        Value     Portfolio    Portfolio      Return     Portfolio      Index       Fund
                                   Portfolio    Portfolio                             Portfolio                 Portfolio
                                   Investment               Investment   Investment   Investment   Investment             Investment
                                    Division   Investment    Division     Division     Division     Division   Investment   Division
                                                Division                                                        Division
                                   -------------------------------------------------------------------------------------------------

MAXIM SERIES III
INVESTMENT INCOME                    105,260   $   3,170   $  161,829   $  140,361    $   8,094   $   19,766   $   1,557      40,706
EXPENSES - mortality and
expense risks                        ---------------------------------- ------------
                                      3,586         998       46,863       26,160        2,315        3,974         102       1,355
                                      ------        ----      -------      -------       ------       ------        ----      -----

NET INVESTMENT INCOME (LOSS)
                                    101,674       2,172      114,966      114,201        5,779       15,792       1,455      39,351
                                    --------      ------     --------     --------       ------      -------      ------     ------


NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:

Net realized gain (loss) on
investments                          (1,405)       (360)      542,988      229,770       94,172        3,269         (6)      23,681

Net change in unrealized appreciation
(depreciation) on investments
                                   (112,425)      2,136      247,706     (203,409)     (62,690)      (1,176)       (389)    (36,793)
                                   ---------      ------     --------    ---------     --------      -------       -----    --------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
                                   (113,830)      1,776      790,694       26,361       31,482        2,093        (395)    (13,112)
                                   ---------      ------     --------      -------      -------       ------       -----    --------

NET INCREASE (DECREASE) IN ASSETS
RESULTING FROM OPERATIONS           (12,156)  $   3,948   $  905,660   $  140,562   $   37,261   $   17,885   $   1,060   $  26,239
                                   ========= =========== ============ ============ ============ ============ =========== ==========

See notes to financial statements.                               (Continued)


MAXIM SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 PERIOD TO DECEMBER  31, 1998



--------------------------------------------------------------------------------------------------------

                                           American        Fidelity
                                         Century VP    Investments VIP
                                           Capital      II Contrafund
                                        Appreciation      Portfolio      Total Maxim
                                            Fund                         Series III
                                                                           Account
                                          Investment      Investment
                                          Division         Division
                                       -----------------------------------------------

MAXIM SERIES III
INVESTMENT INCOME                            $   7,230         $      -    $  865,075
EXPENSES - mortality and expense risks
                                       -------------
                                                1,736                -       166,391
                                                ------               --      -------

NET INVESTMENT INCOME (LOSS)
                                                5,494                -       698,684
                                                ------               --      -------


NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:

Net realized gain (loss) on
investments                                    (7,989)                -       921,020

Net change in unrealized appreciation
(depreciation) on investments
                                                1,041                -       277,011
                                                ------               --      -------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
                                               (6,948)               -     1,198,031
                                               -------               --    ---------

NET INCREASE (DECREASE) IN ASSETS
RESULTING FROM OPERATIONS                  $   (1,454)        $      -   $ 1,896,715
                                       =   =========== =      ========= ============

See notes to financial statements.           (Continued)



MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Maxim Money Market
                                       Maxim Bond Portfolio    Maxim Bond Portfolio        Portfolio           Maxim Stock Index
                                                                                                                   Portfolio
                                        Investment Division    Investment Division    Investment Division     Investment Division
                                             Qualified            Non-Qualified          Non-Qualified             Qualified
                                         1998        1997       1998        1997        1998       1997        1998        1997
                                         -----       -----      -----       -----       -----      -----       -----       ----
MAXIM SERIES I
FROM OPERATIONS:
Net investment income (loss)            $     277   $     295  $          $           $           $           $     432   $     517
                                                                   4,656       4,777       1,284      1,203
Net realized gain (loss) on
investments                                     3 (84)               194         161           -          -          43          72
Net change in unrealized
appreciation (depreciation) in
investments                                   23         116        284         350          (5)         -       2,480       2,114
                                              ---        ----       ----        ----         ---         --      ------      -----


Increase (decrease) in net assets
resulting from operations
                                             303         327      5,134       5,288       1,279      1,203       2,955       2,703
                                             ----        ----     ------      ------      ------     ------      ------      -----

FROM UNIT TRANSACTIONS (by category):

Redemptions:                                 (33)    (10,200)    (9,980)        (60)        (67)       (79)        (75)        (38)

Net transfers:
                                               -           -          -           -           -          -           -           -
                                               --          --         --          --          --         --          --          -
Increase (decrease) in net assets
resulting from unit transactions
                                      (33)        (10,200)    (9,980)    (60)        (67)        (79)       (75)        (38)
                                      ----        --------    -------    ----        ----        ----       ----        ----

INCREASE (DECREASE) IN NET ASSETS
                                              270     (9,873)    (4,846)       5,228       1,212      1,124       2,880       2,665

Contributions from
(Distributions to) GWLA                     (435)                     35                      63                    627

NET ASSETS:
  Beginning of period
                                           6,125      15,998     97,241      92,013      31,567     30,443      11,731       9,066
                                           ------     -------    -------     -------     -------    -------     -------      -----
  End of period                        $           $           $          $           $           $          $           $
                                      ======      ======      =====      =====       =====       =====      =====       ==
                                           5,960       6,125     92,430      97,241      32,842     31,567      15,238      11,731
                                           ======      ======    =======     =======     =======    =======     =======     ======


See notes to financial            (Continued)
statements.




MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------

                                          Maxim Total Return        Total Maxim Series I
                                               Portfolio                   Account
                                          Investment Division
                                             Non-Qualified
                                          1998          1997         1998          1997
                                          -----         -----        -----         ----
MAXIM SERIES I
FROM OPERATIONS:
Net investment income (loss)             $     (11)    $    2,055   $    6,638    $    8,847
Net realized gain (loss) on
investments                                  13,948           194       14,188           343
Net change in unrealized
appreciation (depreciation) in
                                      ------------
investments                                (13,791)        7,647      (11,009)       10,227
                                           --------        ------     --------       ------


Increase (decrease) in net assets
resulting from operations
                                               146         9,896        9,817        19,417
                                               ----        ------       ------       ------

FROM UNIT TRANSACTIONS (by category):

Redemptions:                               (55,089)          (30)     (65,244)      (10,407)

Net transfers:
                                                 -             -            -             -
                                                 --            --           --            -
Increase (decrease) in net assets
resulting from unit transactions
                                           (55,089)          (30)     (65,244)      (10,407)
                                           --------          ----     --------      --------

INCREASE (DECREASE) IN NET ASSETS
                                           (54,943)         9,866     (55,427)         9,010

Contributions from
(Distributions to) GWLA                                                    290             -

NET ASSETS:
  Beginning of period
                                            54,943        45,077      201,607       192,597
                                            -------       -------     --------      -------
  End of period                           $      -    $   54,943          $     $   201,607
                                      =   ========= = =========== =       ==== ============
                                                                      146,470


See notes to financial                (Continued)
statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       Maxim Money Market     Maxim Money Market
                                       Maxim Bond Portfolio    Maxim Bond Portfolio        Portfolio               Portfolio
                                        Investment Division    Investment Division    Investment Division     Investment Division
                                             Qualified            Non-Qualified            Qualified             Non-Qualified
                                         1998        1997       1998        1997        1998       1997        1998        1997
                                         -----       -----      -----       -----       -----      -----       -----       ----
MAXIM SERIES II
FROM OPERATIONS:
Net investment income (loss)           $           $           $          $           $           $          $           $
                                           64,098      81,610     60,927      70,981      31,850     37,219      28,995      36,761
Net realized gain (loss) on
investments                                 3,799  (76,854)          741 (17,212)    (6)                  - (8)                   -
Net change in unrealized
appreciation (depreciation) in
investments                                3,726      81,299      3,001      26,710     (129)            -        (122)          -
                                           ------     -------     ------     -------    -----            --       -----          -

Increase (decrease) in net assets
resulting from operations
                                          71,623      86,055     64,669      80,479      31,715     37,219      28,865      36,761
                                          -------     -------    -------     -------     -------    -------     -------     ------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                            3,750       8,847      1,816       2,174       1,024     11,347       2,061       3,719

Redemptions:
                                        (227,425)   (564,184)  (161,547)   (252,043)   (166,012)   (81,095)   (257,080)   (260,301)

Net transfers:
                                      ---------------------   ---------------------- ----------- ----------------------
                                          (3,641) (312,933)      98,509  (70,940)       229,028  (42,689)      207,155  (49,859)
                                          ------- ---------      ------- --------       -------- --------      -------- --------
Increase (decrease) in net assets
resulting from unit transactions
                                      ---------   ---------   --------------------   ---------------------  -----------
                                      (227,316)   (868,270)   (61,222)   (320,809)   64,040      (112,437)  (47,864)    (306,441)
                                      ---------   ---------   --------   ---------   -------     ---------  --------    ---------

INCREASE (DECREASE) IN NET ASSETS
                                      (155,693)   (782,215)        3,447 (240,330)        95,755 (75,218)   (18,999)      (269,680)

Contributions from
(Distributions to) GWLA                    25,193              (22,355)                   16,119                 33,913

NET ASSETS:
  Beginning of period
                                      --------    --------    --------   --------    ----------- --------   -----------
                                       1,449,468   2,231,683  1,361,214   1,601,544     965,732  1,040,950     830,386   1,100,066
                                       ----------  ---------- ----------  ----------    -------- ----------    --------  ---------
  End of period                        $           $           $          $           $           $          $           $
                                      ===         ===         ===        ===         ===         ====       ====        ==
                                       1,318,968   1,449,468  1,342,306   1,361,214   1,077,606    965,732     845,300     830,386
                                       ==========  ========== ==========  ==========  ==========   ========    ========    =======

                                   (1) The investment Division ceased operations on June 22, 1998
                                   (2) The  investment  Division  is no longer a
                                   Series Account  option  effective May 1, 1998
                                   and   funds   were   transferred   to   other
                                   Divisions.

See notes to financial                                    (Continued)
statements.
MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                             Maxim U.S. Government
                                         Maxim Stock Index      Maxim Stock Index      Maxim Total Return    Securities Portfolio
                                             Portfolio              Portfolio              Portfolio
                                        Investment Division    Investment Division    Investment Division     Investment Division
                                             Qualified            Non-Qualified            Qualified               Qualified
                                         1998        1997       1998        1997        1998       1997        1998        1997
                                         -----       -----      -----       -----       -----      -----       -----       ----
MAXIM SERIES II                                                                          (1)
FROM OPERATIONS:
Net investment income (loss)           $           $           $          $           $           $          $           $
                                          445,022     453,675    298,105     361,860      47,580    186,018     123,628     190,585
Net realized gain (loss) on
investments                               132,674     503,901    145,928     280,879   1,419,068    125,689      11,453 (24,598)
Net change in unrealized
appreciation (depreciation) in
                                      --------    --------    --------   --------    ------
investments                            2,234,146   1,563,542  1,612,872   1,335,382  (1,122,822)   625,603      33,395      90,538
                                       ----------  ---------- ----------  ---------- -----------   --------     -------     ------

Increase (decrease) in net assets
resulting from operations
                                      --------    --------    --------   --------    ----------- ----------------------
                                       2,811,842   2,521,118  2,056,905   1,978,121     343,826    937,310     168,476     256,525
                                       ----------  ---------- ----------  ----------    --------   --------    --------    -------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                           96,181     111,519    138,826      55,239      27,755    151,378      15,587       9,937

Redemptions:
                                      (1,244,333)   (995,067) (1,124,432)  (452,450)   (151,462)  (458,152)   (709,393)   (824,566)

Net transfers:
                                      --------    ----------- --------   ----------- ------      --------------------
                                       3,829,682     260,903  1,572,751     118,562  (5,466,093)   119,510    (151,888) (107,087)
                                       ----------    -------- ----------    -------- -----------   --------   --------- ---------
Increase (decrease) in net assets
                                                  ----------             ----------  -------     ---------- ----------
resulting from unit transactions                    (622,645)              (278,649) (5,589,800)  (187,264)   (845,694)   (921,716)
                                      --------      --------- -----------  --------- -----------  ---------   ---------   ---------
                                       2,681,530                587,145
                                       ----------               -------

INCREASE (DECREASE) IN NET ASSETS
                                        5,493,372   1,898,473  2,644,050   1,699,472 (5,245,974)    750,046 (677,218)   (665,191)

Contributions from
(Distributions to) GWLA                    56,918             (112,890)                   84,837                 55,803

NET ASSETS:
  Beginning of period
                                      ------      --------    --------   --------    --------    --------   --------
                                      10,418,741   8,520,268  8,305,577   6,606,105   5,161,137  4,411,091   3,582,781   4,247,972
                                      -----------  ---------- ----------  ----------  ---------- ----------  ----------  ---------
  End of period                        $           $           $          $            $      -   $          $           $
                                      ===         ===         ===        ===         = ========= ===        ===         ==
                                      15,969,031  10,418,741  10,836,737  8,305,577              5,161,137   2,961,366   3,582,781
                                      =========== =========== =========== ==========             ==========  ==========  =========

                                   (1) The investment Division ceased operations on June 22, 1998
                                   (2) The  investment  Division  is no longer a
                                   Series Account  option  effective May 1, 1998
                                   and   funds   were   transferred   to   other
                                   Divisions.

See notes to financial                                           (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

-------------------------------------------------------------------------------------

                                   Maxim U.S. Government       American Century VP
                                    Securities Portfolio          Balanced Fund

                                    Investment Division        Investment Division
                                       Non-Qualified                Qualified
                                     1998         1997         1998         1997
                                     -----        -----        -----        -----
MAXIM SERIES II                                                 (2)
FROM OPERATIONS:
Net investment income (loss)        $  218,828   $  313,804   $   54,640   $   14,742

Net realized gain (loss) on
investments                              4,071     (29,726)       51,239       21,377
Net change in unrealized
                                                            ------------
appreciation (depreciation) in                                  (67,581)
                                 ------------- -----------      -------- ------------
investments                            66,945      138,013                    17,382
                                       -------     --------                   ------

Increase (decrease) in net assets

resulting from operations
                                 -----------   -----------  -------------------------
                                      289,844      422,091       38,298       53,501
                                      --------     --------      -------      ------

FROM UNIT TRANSACTIONS (by category:
Purchase payments:
                                       105,797        3,320       23,910       15,243
Redemptions:
                                   (1,182,060)    (679,764)   (46,039)       (68,363)

Net transfers:
                                       94,599        1,070  (439,193)         75,240
                                       -------       ------ ---------         -------
Increase (decrease) in net assets
resulting from unit transactions
                                    ----------    ----------   ----------   ---------
                                     (981,664)    (675,374)    (461,322)      22,120
                                     ---------    ---------    ---------      -------

INCREASE (DECREASE) IN NET ASSETS
                                 (691,820)     (253,283)    (423,024)          75,621

Contributions from
(Distributions to) GWLA          (25,894)                   (136)

NET ASSETS:
  Beginning of period
                                 --------      --------     -----------  -----------
                                    6,135,537    6,388,820      423,160      347,539
                                    ----------   ----------     --------     --------
  End of period                   $ 5,417,823            $     $      -   $  423,160
                                 ============= =         == =  ========= ============
                                                 6,135,537
                                                      ==========




-----------------------------------------------------------------------------------------------------------------

                                                                American Century VP
                                                             Capital Appreciation Fund  Total Maxim Series II
                                                                                                Account
                                                                Investment Division
                                                                     Qualified
                                                                1998         1997         1998         1997
                                                                -----        -----        -----        ----
MAXIM SERIES II
FROM OPERATIONS:
Net investment income (loss)                                   $   11,941   $    1,455  $            $
                                                                                       1,385,614    1,748,710
Net realized gain (loss) on
investments                                                         (284)        3,706    1,768,675      787,162
Net change in unrealized
                                                             ------------ ------------ -----------
appreciation (depreciation) in                                   (21,564)     (25,944)   2,741,867    3,852,525
                                                            -    --------     --------   ----------   ---------
investments


Increase (decrease) in net assets
                                                             ------------------------- -----------
resulting from operations                                         (9,907)     (20,783)   5,896,156    6,388,397
                                                            -     -------     --------   ----------   ---------



FROM UNIT TRANSACTIONS (by catego
Purchase payments:
                                                                   25,218       14,599      441,925 387,322
Redemptions:
                                                                 (13,701)     (25,916) (5,283,484)  (4,661,901)

Net transfers:
                                                                  32,817        8,223  3,726        -
                                                                  -------       ------ ------       -
Increase (decrease) in net assets
resulting from unit transactions
                                                            ---------------------------------------
                                                                  44,334       (3,094)  (4,837,833)  (4,274,579)
                                                                  -------      -------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
                                                                   34,427 (23,877)     1,058,323    2,113,818

Contributions from
(Distributions to) GWLA                                                34              111,542      -

NET ASSETS:
  Beginning of period
                                                             -----------  -----------  ------
                                                                 326,531      350,408   38,960,264  36,846,446
                                                                 --------     --------  ----------- ----------
  End of period                                               $  360,992   $  326,531   $            $
                                                             ============ ============ =====        ==
                                                                                       40,130,129   38,960,264
                                                                                            ===========  ==========


         (1) The Investment Division ceased operations on June 22, 1998
                                       (2) The Investment  Division is no longer
                                      a Series Account  option  effective May 1,
                                      1998 and funds were  transferred  to other
                                      Divisions
See notes to financial                      (Continued)
statements.



MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

-----------------------------------------------------------------------------------------------------------------------------------



                                    Maxim Aggressive Profile                                                     Maxim Conservative
                                           Portfolio          Maxim Blue Chip Portfolio   Maxim Bond Portfolio    Profile Portfolio
                                      Investment Division        Investment Division      Investment Division    Investment Division
                                      1998          1997         1998         1997         1998        1997      1998         1997
MAXIM SERIES III                       (1)                        (2)                                             (1)
----------------
FROM OPERATIONS:
Net investment income (loss)               44      $      -   $     480      $      -  $            $    4,155     6,858     $     -
                                                                                           20,206
Net realized gain (loss) on
investments                               111             -         (1)             -         445        (217)       134           -
Net change in unrealized
appreciation (depreciation) in
investments                            1,467             -         (39)            -       1,560        1,001      (441)           -
                                       ------            --        ----            --      ------       ------     -----           -

Increase (decrease) in net assets
resulting from operations
                                       1,622             -         440             -      22,211        4,939     6,551            -
                                       ------            --        ----            --     -------       ------    ------           -

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                        6,057             -       5,915             -      77,766       35,790         -           -

Redemptions:
                                      (1,698)             -           -             -    (11,347)      (6,161)   (3,000)           -

Net transfers:
                                      ----------------------------------------------------------- ---------------------
                                      19,305             -       5,679             -     572,340       (4,377)  160,499            -
                                      -------            --      ------            --    --------      -------  --------           -

Increase (decrease) in net assets
resulting from unit transactions
                                      ----------------------------------------------------------- ---------------------
                                      23,664             -      11,594             -     638,759       25,252   157,499            -
                                      -------            --     -------            --    --------      -------  --------           -

INCREASE (DECREASE) IN NET ASSETS
                                       25,286             -      12,034             -     660,970       30,191   164,050           -

NET ASSETS:
  Beginning of period
                                           -             -           -             -      89,586       59,395         -            -
                                           --            --          --            --     -------      -------        --           -
  End of period                       25,286      $      -   $              $      -   $           $   89,586   164,050     $      -
                                      ======= =   ========= =====       =   ========= ====        ============ ========= =  ========
                                                                 12,034                   750,556
                                                                 =======                  =======

                           (1) The Investment Division commenced operations on
                          January 5, 1998
                           (2)  The  Investment  Division  commenced
                          operations on January 15, 1998
                           (3)  The  Investment  Division  commenced
                          operations on November 12, 1998
                           (4)  The   Investment   Division   ceased
                          operations on June 22, 1998
See notes to financial                                  (Continued)
statements.
MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Maxim INVESCO Balanced
                                    Maxim Corporate Bond       Maxim Growth Index        Maxim INVESCO ADR         Portfolio
                                         Portfolio                  Portfolio                Portfolio
                                    Investment Division        Investment Division      Investment Division      Investment Division
                                    1998      1997           1998         1997         1998        1997         1998         1997
MAXIM SERIES III                                            (2)
FROM OPERATIONS:
Net investment income (loss)            91,016   22,895  $               $      -  $            $    5,772   $   23,194   $   12,634
                                                             22,708                   (2,353)
Net realized gain (loss) on
investments                              2,053      898          38             -       7,832       11,495       26,913          296
Net change in unrealized
appreciation (depreciation) in
                                     --------- -----------------------------------------------------------------------
investments                           (90,736)    (690)     50,307             -      34,889       13,460      133,497        8,044
                                      --------    -----     -------            --     -------      -------     --------       -----

Increase (decrease) in net assets
resulting from operations
                                     ------------------ --------------------------------------------------------------
                                        2,333   23,103      73,053             -      40,368       30,727      183,604       20,974
                                        ------  -------     -------            --     -------      -------     --------      ------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                       242,753  138,392      30,996             -      16,837      225,162      642,416      190,216

Redemptions:
                                      (10,147)  (4,961)           -             -    (27,775)      (8,885)     (57,445)        (203)

Net transfers:
                                     --------  -------- ----------- --------------------------------------------------
                                      585,461   21,382     526,871             -      69,405       25,246      983,988      190,529
                                      --------  -------    --------            --     -------      -------     --------     -------

Increase (decrease) in net assets
resulting from unit transactions
                                     --------  ------   ----------- -------------------------------------  --------
                                      818,067  154,813     557,867             -      58,467      241,523    1,568,959      380,542
                                      -------- --------    --------            --     -------     --------   ----------     -------

INCREASE (DECREASE) IN NET ASSETS
                                       820,400  177,916     630,920             -      98,835      272,250    1,752,563      401,516

NET ASSETS:
                                     --------  ------   ------------------------------------- -----------  -----------
                                      341,689  163,773           -             -     475,918      203,668      414,760       13,244
                                      -------- --------          --            --    --------     --------     --------      ------
  Beginning of period                       $  341,689   $              $      -   $           $  475,918            $   $  414,760
                                            == ======== ====        =   ========= ====        ============ =         == ===========
                                     1,162,089              630,920                   574,753                 2,167,323
                                     ==========             ========                  ========                =========
  End of period

                       (1)  The  Investment  Division  commenced
                       operations  on  January  5,  1998 (2) The
                       Investment Division commenced  operations
                       on
                      January 15, 1998
                       (3) The Investment Division commenced operations on
                      November 12, 1998
                       (4)  The   Investment   Division   ceased
                      operations on June 22, 1998
                       (4) The Investment Division ceased operations on June
                      22, 1998
See notes to financial                                              (Continued)
statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------


                                  Maxim INVESCO Small-Cap         Maxim Mid-Cap             Maxim MidCap            Maxim Moderate
                                      Growth Portfolio      Portfolio (Growth Fund I)     Growth Portfolio         Profile Portfolio
                                    Investment Division        Investment Division      Investment Division      Investment Division
                                    1998          1997         1998         1997         1998        1997         1998        1997
MAXIM SERIES III                                                                      (2)                      (1)
----------------
FROM OPERATIONS:
Net investment income (loss)             2,035    41,205  $             $   19,702  $    (782)     $      -   $    3,157    $      -
                                                              98,828
Net realized gain (loss) on
investments                            (2,280)     7,796       4,339      (19,901)     (2,060)            -        (192)           -
Net change in unrealized
appreciation (depreciation) in
                                     --------  --------- ----------- -------------
investments                           128,782    58,307     152,701        50,491      14,578            -        9,833           -
                                      --------   -------    --------       -------     -------           --       ------          -

Increase (decrease) in net assets
resulting from operations
                                      128,537   107,308     255,868        50,292      11,736            -       12,798           -
                                      --------  --------    --------       -------     -------           --      -------          -

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                       111,432   187,569     130,512        93,958      99,391            -      148,271           -

Redemptions:
                                      (29,370)   (9,025)    (35,069)      (33,886)           -            -      (3,653)           -

Net transfers:
                                      (66,759)    9,949     (45,874)     (507,078)     15,086            -       76,598           -
                                      --------    ------    --------     ---------     -------           --      -------          -

Increase (decrease) in net assets
resulting from unit transactions
                                     -----------------   ----------------------    ----------- ------------------------
                                       15,303   188,493      49,569      (447,006)    114,477            -      221,216           -
                                       -------  --------     -------     ---------    --------           --     --------          -

                                       143,840   295,801     305,437     (396,714)     126,213            -      234,014           -
INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
                                      852,860   557,059     780,594     1,177,308           -            -            -           -
                                      --------  --------    --------    ----------          --           --           --          -
  Beginning of period                 996,700   852,860   $            $  780,594   $             $      -   $  234,014    $      -
                                     ========= ========= ===         = =========== ====        =  ========= ============ = ========
                                                          1,086,031                   126,213
                                                         ==========                  =======

  End of period
                          (1)  The  Investment  Division  commenced
                          operations  on  January  5,  1998 (2) The
                          Investment Division commenced  operations
                          on
                         January 15, 1998
                          (3) The Investment Division commenced operations on
                         November 12, 1998
                          (4)  The   Investment   Division   ceased
                         operations on June 22, 1998
                          (4) The Investment Division ceased operations on June
                         22, 1998
See notes to financial                                           (Continued)
statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------


                                     Maxim Moderately          Maxim Moderately            Maxim Money             Maxim Small-Cap
                                    Aggressive Profile       Conservative Profile        Market Portfolio         Aggressive Growth
                                        Portfolio                  Portfolio                                          Portfolio
                                   Investment Division        Investment Division      Investment Division       Investment Division
                                   1998        1997         1998         1997         1998        1997         1998         1997
MAXIM SERIES III                    (1)                      (1)                                                (2)
----------------
FROM OPERATIONS:
Net investment income (loss)           1,778    $      -  $               $      -  $            $   21,282     $      -     $     -
                                                               1,485                    29,146
Net realized gain (loss) on
investments                             (20)           -       (387)             -        (25)            5            -           -
Net change in unrealized
appreciation (depreciation) in
investments                           5,869           -         846             -        (103)          (5)           -            -
                                      ------          --        ----            --       -----          ---           --           -

Increase (decrease) in net assets
resulting from operations
                                      7,627           -       1,944             -      29,018       21,282            -            -
                                      ------          --      ------            --     -------      -------           --           -

FROM UNIT TRANSACTIONS (by category)
Purchase payments:
                                     125,733           -      82,240             -     492,646      342,544            -           -

Redemptions:
                                           -           -    (10,000)             -    (65,361)     (47,563)            -           -

Net transfers:
                                     14,329           -           -             -    (233,974)     (24,558)           -            -
                                     -------          --          --            --   ---------     --------           --           -

Increase (decrease) in net assets
resulting from unit transactions
                                    140,062           -      72,240             -     193,311      270,423            -            -
                                    --------          --     -------            --    --------     --------           --           -

INCREASE (DECREASE) IN NET ASSETS
                                     147,689           -      74,184             -     222,329      291,705            -           -

NET ASSETS:
  Beginning of period
                                          -           -           -             -     609,060      317,355            -            -
                                          --          --          --            --    --------     --------           --           -
    End of period                   147,689    $      -   $              $      -   $           $  609,060     $      -     $      -
                                    ======== = ========= =====       =   ========= ====        ============ =  ========= =  ========
                                                                   74,184                   831,389
                                                                   =======                  =======

                      (1)  The  Investment  Division  commenced
                      operations  on  January  5,  1998 (2) The
                      Investment Division commenced  operations
                      on
                     January 15, 1998
                      (3) The Investment Division commenced operations on
                     November 12, 1998
                      (4)  The   Investment   Division   ceased
                     operations on June 22, 1998
                      (4) The Investment Division ceased operations on June
                     22, 1998
See notes to financial                              (Continued)
statements.
MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

------------------------------------------------------------------------------------------------------------------------------------


                                     Maxim Small-Cap            Maxim Small-Cap            Maxim Stock           Maxim T. Rowe Price
                                      Index Portoflio           Value Portfolio          Index Portfolio     Equity/Income Portfolio
                                   Investment Division        Investment Division      Investment Division       Investment Division
                                   1998          1997         1998         1997         1998        1997         1998         1997
MAXIM SERIES III
FROM OPERATIONS:
Net investment income (loss)          101,674   35,055  $             $   21,325  $            $  156,833   $  114,201   $   92,097
                                                             2,172                   114,966
Net realized gain (loss) on
investments                           (1,405)    6,399       (360)            94     542,988       80,860      229,770       25,531
Net change in unrealized
appreciation (depreciation) in
                                    -------   ---------------------------------  ----------- -----------  ----------
investments                         (112,425)  (4,664)      2,136       (12,340)    247,706      485,887     (203,409)     237,954
                                    ---------  -------      ------      --------    --------     --------    ---------     -------

Increase (decrease) in net assets
resulting from operations
                                    --------- -------- ------------------------------------- -----------  -----------
                                     (12,156)  36,790       3,948         9,079     905,660      723,580      140,562      355,582
                                     --------  -------      ------        ------    --------     --------     --------     -------

FROM UNIT TRANSACTIONS (by category)
Purchase payments:
                                       53,076   55,155      11,541        16,272     831,152      591,844      375,498      469,165

Redemptions:
                                     (15,915)    (367)       (371)         (213)   (164,873)    (103,538)     (46,819)     (32,432)

Net transfers:
                                    ----------------------------------------------------     -----------  ----------
                                      34,099    3,422      35,306         5,879  (1,075,988)     201,638     (688,015)     244,718
                                      -------   ------     -------        ------ -----------     --------    ---------     -------

Increase (decrease) in net assets
resulting from unit transactions
                                    ------------------ ------------------------- ----------  -----------  ----------
                                      71,260   58,210      46,476        21,938    (409,709)     689,944     (359,336)     681,451
                                      -------  -------     -------       -------   ---------     --------    ---------     -------

INCREASE (DECREASE) IN NET ASSETS
                                       59,104   95,000      50,424        31,017     495,951    1,413,524    (218,774)    1,037,033

NET ASSETS:
  Beginning of period
                                    --------  -------   ------------------------- --------    --------     --------
                                     247,215   152,215      51,982        20,965   3,470,087    2,056,563    2,064,309    1,027,276
                                     --------  --------     -------       -------  ----------   ----------   ----------   ---------
  End of period                      306,319   247,215   $            $   51,982   $                    $            $            $
                                    ========= ========= ====        = =========== ===         =         == =         == =         =
                                                           102,406                 3,966,038    3,470,087    1,845,535    2,064,309
                                                           ========                ==========   ==========   ==========   =========

       (1) The Investment Division commenced operations on January 5, 1998
                         (2)  The  Investment  Division  commenced
                         operations  on January  15,  1998 (3) The
                         Investment Division commenced  operations
                         on
                        November 12, 1998
                         (4) The Investment Division ceased operations on June
                        22, 1998
                         (4) The Investment Division ceased operations on June
                        22, 1998
                         (4) The Investment Division ceased operations on June
                        22, 1998
See notes to financial                                           (Continued)
statements.
MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

-----------------------------------------------------------------------------------------------------------------------------------


                                        Maxim Total           Maxim U.S. Government         Maxim Value            American Century
                                      Return Portfolio        Securities Portfolio        Index Portfolio           VP Balanced Fund
                                    Investment Division        Investment Division      Investment Division      Investment Division
                                    1998          1997         1998         1997         1998        1997         1998         1997
MAXIM SERIES III                      (4)                                              (2)
----------------
FROM OPERATIONS:
Net investment income (loss)             5,779    21,877  $             $    6,503  $              $      -   $   39,351   $  11,295
                                                              15,792                     1,455
Net realized gain (loss) on
investments                             94,172    21,955       3,269         (630)         (6)            -       23,681       2,743
Net change in unrealized
appreciation (depreciation) in
                                     --------- --------- ---------------------------------------------------------------
investments                           (62,690)   59,714      (1,176)        2,279        (389)           -      (36,793)      23,884
                                      --------   -------     -------        ------       -----           --     --------      ------

Increase (decrease) in net assets
resulting from operations
                                       37,261   103,546      17,885         8,152       1,060            -       26,239       37,922
                                       -------  --------     -------        ------      ------           --      -------      ------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                         5,714   154,095     183,518        61,892      18,356            -            -      30,157

Redemptions:
                                       (5,902)   (3,673)    (23,809)      (12,877)           -            -      (4,490)     (1,230)

Net transfers:
                                     -------   --------  ------------------------  -----------------------------------
                                     (615,844)  (65,868)     39,881       (86,296)        182            -     (322,005)    (15,956)
                                     ---------  --------     -------      --------        ----           --    ---------     -------

Increase (decrease) in net assets
resulting from unit transactions
                                     -------   --------- ----------- ------------  -----------------------------------
                                     (616,032)   84,554     199,590       (37,281)     18,538            -     (326,495)      12,971
                                     ---------   -------    --------      --------     -------           --    ---------      ------

INCREASE (DECREASE) IN NET ASSETS
                                     (578,771)   188,100     217,475      (29,129)      19,598            -    (300,256)      50,893

NET ASSETS:
  Beginning of period
                                     --------  -------   ----------- -----------   ------------------------------------
                                      578,771   390,671     150,938       180,067           -            -      305,535      254,642
                                      --------  --------    --------      --------          --           --     --------     -------
  End of period                      $      -   578,771   $            $  150,938   $             $      -   $    5,279   $  305,535
                                     ========= ========= ====        = =========== =====       =  ========= ============ ===========
                                                            368,413                    19,598
                                                            ========                   ======

       (1) The Investment Division commenced operations on January 5, 1998
                        (2)  The  Investment  Division  commenced
                        operations  on January  15,  1998 (3) The
                        Investment Division commenced operations on
                       November 12, 1998
                        (4) The Investment Division ceased operations on June
                       22, 1998

See notes to financial                                          (Continued)
statements.


MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1998 AND 1997

----------------------------------------------------------------------------------------------------------------------------------


                                         American Century VP     Fidelity Investments VIP        Total Maxim
                                      Capital Appreciation Fund   II Contrafund Portfolio     Series III Account
                                         Investment Division        Investment Division
                                         1998          1997         1998         1997         1998        1997
                                         -----         -----        -----        -----        -----       ----
MAXIM SERIES III                                                     (3)
FROM OPERATIONS:
Net investment income (loss)            $    5,494    $    2,718    $      -      $      -  $                     $
                                                                                               698,684      475,348
Net realized gain (loss) on
investments                                (7,989)      (18,558)           -             -     921,020      118,766
Net change in unrealized
appreciation (depreciation) in
                                      --------------------------
investments                                 1,041        10,242           -             -  277,011         933,564
                                            ------       -------          --            -- --------        -------

Increase (decrease) in net assets
resulting from operations
                                      ---------------------------------------------------------------
                                           (1,454)       (5,598)          -             -  1,896,715     1,527,678
                                           -------       -------          --            -- ----------    ---------

FROM UNIT TRANSACTIONS (by category):
Purchase payments:
                                            28,719        95,085           -             - 3,720,539      2,687,296

Redemptions:
                                           (1,156)      (42,473)           -             -   (518,200)    (307,487)
Net transfers:
                                          (94,807)      (43,902)          -             -      (4,237)     (45,272)
                                          --------      --------          --            --     -------     --------

Increase (decrease) in net assets
resulting from unit transactions
                                      ------------ --------------------------------------------------
                                          (67,244)        8,710           -             -  3,198,102     2,334,537
                                          --------        ------          --            -- ----------    ---------
INCREASE (DECREASE) IN NET ASSETS
                                          (68,698)         3,112           -             - 5,094,817      3,862,215
NET ASSETS:
  Beginning of period
                                      -----------  -----------   -----------------------------------
                                          193,854       190,742           -             -  10,627,158    6,764,943
                                          --------      --------          --            -- -----------   ---------
  End of period                        $  125,156    $  193,854    $      -      $      -   $                   $
                                      ============ = =========== = ========= =   ========= =======     =        =
                                                                                           15,721,975   10,627,158

       (1) The Investment Division commenced operations on January 5, 1998
                       (2)  The  Investment  Division  commenced
                       operations  on January  15,  1998 (3) The
                       Investment Division commenced  operations
                       on
                      November 12, 1998
                       (4) The Investment Division ceased operations on June
                      22, 1998
See notes to financial                    (Continued)
statements.

MAXIM SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1998 AND 1997

-------------------------------------------------------------------------------


1.   HISTORY OF THE SERIES ACCOUNT

     The Maxim Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on June 24, 1981. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

     As of September 24, 1984, the administrative charges of the Series Account were changed by a vote of the Board of Directors. Contracts purchased through September 24, 1984 (Maxim I Series) were and will remain subject to the previous charges while the contracts purchased after September 24, 1984 (Maxim II Series) are charged with the new amounts (see Note 3). As a result of changes in the administrative charges, the contracts purchased after September 24, 1984 are being accounted for separately.

     As of September 19, 1994 the Company began offering a new contract in the Series Account (Maxim III Series or MVP contracts). The administrative charges for these contracts differ from the administrative charges for the contracts in the Maxim I Series and Maxim II Series (see Note 3) and are therefore accounted for separately.

     In conjunction with a system conversion process during 1998, a balancing adjustment from (to) GWLA was required to properly reflect contributions and corresponding unit values by investment division.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate fund/portfolio at the end of each day.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net  Transfers  -  Net  transfers  include  transfers  between   investment
     divisions of the Series Account as well as transfers between other investment options of the Company.

3.   CHARGES UNDER THE CONTRACT

     Contract Maintenance Charge - On the last valuation date of each contract year before the retirement date, the Company deducts from each participant account a maintenance charge of $30 for contracts issued before September 24, 1984 and $35 for contracts issued after September 24, 1984, as compensation for the administrative services provided to contract owners. To compensate the Company for administrative services for contracts issued after September 19, 1994, a contract charge of $27 is deducted from each participant account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and prorated for the portion of the year remaining.

     Charges Incurred for Total or Partial Surrenders - Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" for contracts purchased after September 19, 1994 is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

     Deductions for Assumption of Mortality and Expense Risks - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate of 1.25% (1.00% allocable to mortality risk and .25% allocable to expense risk) for the contracts purchased before September 24, 1984. For contracts purchased after September 24, 1984 and through September 19, 1994, the annual rate is 1.40% (1.00% allocable to mortality risk and .40% allocable to expense risk). For contracts purchased after September 19, 1994 the annual rate is 1.25% (.85% allocable to mortality risk and .40% allocable to expense risk). This charge is designated to compensate the Company for its assumption of certain mortality, death benefit, and expense risks. The level of the charge is guaranteed and will not change.

     Premium Taxes - The Company currently will pay any applicable premium tax or other tax, levied by the government, when due. If the contract value is used to purchase an annuity under the annuity options, the dollar amount of any premium tax previously paid or payable upon annuitization by the Company will be charged against the contract value.

4.   RELATED PARTY SERVICES

     The Company's parent, The Great-West Life Assurance Company, served as investment advisor to Maxim Series Fund, Inc. (an affiliate) through October 31, 1996. Effective November 1, 1996, a wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.

5.  SELECTED DATA
                            The following is a summary of selected data for a unit of capital and net assets for the Series Account.

                               Maxim Bond       Maxim Bond      Maxim Money      Maxim Stock      Maxim Total
                               Portfolio        Portfolio     Market Portfolio Index Portfolio  Return Portfolio
                               Qualified      Non-Qualified    Non-Qualified      Qualified      Non-Qualified
                            -------------------------------------------------------------------------------------

MAXIM SERIES ACCOUNT I

1998
 Beginning Unit Value         $                $                   $     22.57      $     66.97    $
                                       32.41            35.65                                              23.89
                            =====================================================================================
 Ending Unit Value            $                $                   $     23.48      $     83.56    $
                                       34.10            37.55                                                  -
                            =====================================================================================
 Number of Units
Outstanding                           174.80         2,461.64         1,398.72           182.36                -
                            =====================================================================================
 Net Assets (000's)           $                $                     $      33        $      15    $
                                           6               92                                                  -
                            =====================================================================================

1997
 Beginning Unit Value         $                $                   $     21.71      $     51.56    $
                                       30.69            33.71                                              19.59
                            =====================================================================================
 Ending Unit Value            $                $                   $     22.57      $     66.97    $
                                       32.41            35.65                                              23.89
                            =====================================================================================
 Number of Units                      188.97         2,727.87         1,398.91           175.18         2,299.93
Outstanding
                            =====================================================================================
 Net Assets (000's)           $                $                     $      32        $      12    $
                                           6               97                                                 55
                            =====================================================================================

1996
 Beginning Unit Value         $                $                   $     20.92      $     43.05    $
                                       29.81            32.74                                              17.75
 Ending Unit Value            $                $                   $     21.71      $     51.56    $
                                       30.69            33.71                                              19.59
 Number of Units
Outstanding                           521.33         2,729.57         1,402.43           175.85         2,301.42
 Net Assets (000's)           $                $                     $      30        $       9    $
                                          16               92                                                 45

1995
 Beginning Unit Value         $                $                   $     20.04      $     32.29    $
                                       26.21            28.77                                              14.65
                            =====================================================================================
 Ending Unit Value            $                $                   $     20.92      $     43.05    $
                                       29.81            32.74                                              17.75
                            =====================================================================================
 Number of Units
Outstanding                           523.12         2,732.24         2,022.86           176.42         2,301.96
                            =====================================================================================
 Net Assets (000's)           $                $                     $      42        $       8
                                          16               89                                                 41
                            =====================================================================================

1994
 Beginning Unit Value         $                                    $     19.54      $     32.65    $
                                       27.18            29.84                                              15.24
                            =====================================================================================
 Ending Unit Value            $                $                   $     20.04      $     32.29    $
                                       26.21            28.77                                              14.65
                            =====================================================================================
 Number of Units
Outstanding                         2,001.77         2,735.02         2,027.25         1,700.61         2,303.69
                            =====================================================================================
 Net Assets (000's)           $                $                     $      41        $      55    $
                                          52               79                                                 34
                            =====================================================================================


                                                 (Continued)

5.  SELECTED DATA
                          The following is a summary of selected data for a unit of capital and net assets for the Series Account.

                                                                                                             Maxim U.S.  Maxim U.S.
                                                                                                             Government  Government
                     Maxim Bond  Maxim Bond  Maxim Money     Maxim    Maxim Stock  Maxim Stock     Maxim     Securities  Securities
                     Portfolio    Portfolio     Market       Money       Index        Index        Total     Portfolio    Portfolio
                                              Portfolio     Market     Portfolio    Portfolio     Return
                                                           Portfolio                             Portfolio
                     Qualified   Non-QualifiedQualified   Non-QualifiedQualified   Non-QualifiedNon-QualifiedQualified Non-Qualified
                    -----------------------------------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT II

1998
 Beginning Unit Value $    26.57  $                     $  $                     $            $  $                     $  $
                                       26.36        17.61       17.83        54.89        54.09       24.42        24.83       25.08
                     ===============================================================================================================
 Ending Unit Value    $    27.95  $                     $  $                     $            $                        $  $
                                       27.73        18.26       18.49        68.64        67.64                    26.14       26.41
                     ===============================================================================================================
 Number of Units
Outstanding            47,194.27   48,412.72    59,011.96   45,708.85   232,642.21   160,220.19               113,270.37  205,160.13
                     ===============================================================================================================
 Net Assets (000's)   $    1,319  $                     $  $                     $            $   $       -            $  $
                                       1,342        1,078         845       15,969       10,837                    2,961       5,418
                     ===============================================================================================================

1997
 Beginning Unit Value $    25.17  $                     $  $                     $            $  $                     $  $
                                       24.97        16.96       17.18        42.10        41.48       20.05        23.20       23.44
                     ===============================================================================================================
 Ending Unit Value    $    26.57  $                     $  $                     $            $  $                     $  $
                                       26.36        17.61       17.83        54.89        54.09       24.42        24.83       25.08
                     ===============================================================================================================
 Number of Units       54,547.88   51,635.74    54,854.40   46,577.91   189,804.06   153,561.61  211,352.14   144,275.86  244,602.79
Outstanding
                     ===============================================================================================================
 Net Assets (000's)   $    1,449  $            $      966  $                     $            $  $                     $  $
                                       1,361                      830       10,419        8,306       5,161        3,583       6,136
                     ===============================================================================================================

1996
 Beginning Unit Value $    24.48  $                     $  $                     $            $  $                     $  $
                                       24.29        16.37       16.58        35.04        34.53       18.20        22.65       22.88
                     ==============================================================================================================
 Ending Unit Value    $    25.17  $                     $  $                     $            $  $                     $  $
                                       24.97        16.96       17.18        42.10        41.48       20.05        23.20       23.44
                     ===============================================================================================================
 Number of Units
Outstanding            88,677.28   64,147.08    61,373.56   64,049.31   202,398.63   159,266.26  219,989.41   183,063.52  272,571.17
                     ===============================================================================================================
 Net Assets (000's)   $    2,232  $                     $  $                     $            $  $                     $  $
                                       1,602        1,041       1,100        8,520        6,606       4,411        4,248       6,389
                     ===============================================================================================================

1995
 Beginning Unit Value $    21.54  $                     $  $                     $            $  $                     $  $
                                       21.37        15.71       15.90        26.19        25.81       15.04        19.78       19.98
                     ===============================================================================================================
 Ending Unit Value    $    24.48  $                     $  $                     $            $  $                     $  $
                                       24.29        16.37       16.58        35.04        34.53       18.20        22.65       22.88
                     ===============================================================================================================
 Number of Units
Outstanding           106,047.41   79,442.17   104,679.99   97,581.56   224,763.46   171,678.12  239,974.08   228,062.15  325,518.95
                     ===============================================================================================================
 Net Assets (000's)   $    2,596  $                     $  $                     $            $  $                     $  $
                                       1,929        1,714       1,617        7,876        5,927       4,368        5,165       7,446
                     ===============================================================================================================

1994
 Beginning Unit Value   $         $                     $  $                     $            $  $                     $  $
                           22.38       22.20        15.33       15.53        26.52        26.13       15.67        20.72       20.93
                     ===============================================================================================================
 Ending Unit Value    $    21.54  $                     $  $                     $            $  $                     $  $
                                       21.37        15.71       15.90        26.19        25.81       15.04        19.78       19.98
                     ===============================================================================================================
 Number of Units
Outstanding           113,313.38   95,366.99   127,897.77  125,420.05   263,158.31   219,588.42  335,713.57   284,597.25  415,446.66
                     ===============================================================================================================
 Net Assets (000's)   $    2,441  $                     $  $                     $            $  $                     $  $
                                       2,038        2,009       1,995        6,893        5,667       5,049        5,629       8,299
                     ===============================================================================================================

                                                             (Continued)

5.  SELECTED DATA


                                        American
                                       Century VP
                            American     Capital
                           Century VP  Appreciation
                            Balanced      Fund
                              Fund
                          -------------------------
                           Qualified   Non-Qualified
                          -------------------------
MAXIM SERIES ACCOUNT II

1998
 Beginning Unit Value                $  $
                                 16.04       12.58
                          =========================
 Ending Unit Value                      $
                                             12.06
                          =========================
 Number of Units
Outstanding                              29,929.91
                          =========================
 Net Assets (000's)          $       -  $
                                               361
                          =========================

1997
 Beginning Unit Value                $  $
                                 14.04       13.19
                          =========================
 Ending Unit Value                   $  $
                                 16.04       12.58
                          =========================
 Number of Units             26,379.49   25,957.24
Outstanding
                          =========================
 Net Assets (000's)         $      423  $
                                               327
                          =========================

1996
 Beginning Unit Value                $  $
                                 12.69       14.00
                          =========================
 Ending Unit Value                   $  $
                                 14.04       13.19
                          =========================
 Number of Units
Outstanding                  24,745.20   26,567.31
                          =========================
 Net Assets (000's)         $      348  $
                                               350
                          =========================

1995
 Beginning Unit Value                $  $
                                 10.62       10.82
                          =========================
 Ending Unit Value                   $  $
                                 12.69       14.00
                          =========================
 Number of Units
Outstanding                  24,517.40   25,359.37
                          =========================
 Net Assets (000's)         $      311  $
                                               355
                          =========================

1994
 Beginning Unit Value                $  $
                                 10.71       11.11
                          =========================
 Ending Unit Value                   $  $
                                 10.62       10.82
                          =========================
 Number of Units
Outstanding                  27,124.38   21,121.89
                          =========================
 Net Assets (000's)         $      288  $
                                               229
                          =========================

                                                   (Continued)
5.  SELECTED DATA
                          The following is a summary of selected data for a unit of capital and net assets for the Series Account.

                                                                                                                             Maxim
                                                                                                                   Maxim    INVESCO
                          Maxim                                 Maxim        Maxim                    Maxim       INVESCO  Small-Cap
                        Aggressive  Maxim Blue   Maxim Bond  Conservative  Corporate     Maxim     INVESCO ADR   Balanced    Growth
                         Profile       Chip      Portfolio     Profile       Bond        Growth     Portfolio    Portfolio Portfolio
                        Portfolio    Portfolio                Portfolio    Portfolio     Index
                                                                                       Portfolio
                        ------------------------------------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT III
Date Commenced Operations 01/05/98    01/15/98     09/19/94     01/05/98    08/08/95     01/15/98     01/06/95    10/31/96  01/06/95

1998
 Beginning Unit Value          $  $                     $            $  $                     $            $  $                   $
                           10.00       10.00        12.09        10.00       14.60        10.00        14.90       12.59      19.21
                        ============================================================================================================
 Ending Unit Value             $  $                     $            $  $                     $            $  $                   $
                           11.35       11.74        12.73        10.63       14.91        13.75        16.28       14.73      22.31
                        ============================================================================================================
 Number of Units
Outstanding             2,227.92    1,025.12    58,959.10    15,432.21   77,918.20    45,895.99    35,311.40  147,157.63  44,665.98
                        ============================================================================================================
 Net Assets (000's)           25   $      12   $      751   $      164  $            $      631   $      575  $          $      997
                                                                             1,162                                 2,167
                        ============================================================================================================

1997
 Beginning Unit Value                                   $               $                                  $  $                   $
                                                    11.43                    13.12                     13.46       10.13      16.39
                        ============================================================================================================
 Ending Unit Value                                      $               $                                  $  $                   $
                                                    12.09                    14.60                     14.90       12.59      19.21
                        ============================================================================================================
 Number of Units                                 7,412.56                23,403.30                 31,948.04   32,937.69  44,396.72
Outstanding
                        ============================================================================================================
 Net Assets (000's)                             $      90               $                         $      476  $          $      853
                                                                               342                                   415
                        ============================================================================================================

1996
 Beginning Unit Value                                   $               $                                  $  $                   $
                                                    11.10                    12.03                     11.25       10.00      13.09
                        ============================================================================================================
 Ending Unit Value                                      $               $                                  $  $                   $
                                                    11.43                    13.12                     13.46       10.13      16.39
                        ============================================================================================================
 Number of Units
Outstanding                                      5,196.46                12,487.29                 15,132.95    1,307.11  33,993.67
                        ============================================================================================================
 Net Assets (000's)                             $      59               $                         $      204   $      13 $      557
                                                                               164
                        ============================================================================================================

1995
 Beginning Unit Value                          $     9.76               $                                  $                      $
                                                                             10.00                     10.00                  10.00
                        ============================================================================================================
 Ending Unit Value                                      $               $                                  $                      $
                                                    11.10                    12.03                     11.25                  13.09
 Number of Units
Outstanding                                      1,675.00                   799.35                  2,623.01               4,511.19
                        ============================================================================================================
 Net Assets (000's)                             $      19                $      10                 $      29              $      59
                        ============================================================================================================

1994
 Beginning Unit Value                                   $
                                                    10.00
                        ============================================================================================================
 Ending Unit Value                             $     9.76
                        ============================================================================================================
 Number of Units
Outstanding                                        455.62
                        ============================================================================================================
 Net Assets (000's)                             $       4
                        ============================================================================================================


                                                   (Continued)
5.  SELECTED DATA

                                                           Maxim        Maxim                    Maxim
                        Maxim       Maxim      Maxim     Moderately  Moderately                Small-Cap      Maxim       Maxim
                       Mid-Cap     MidCap     Moderate   Aggressive  Conservative Maxim Money   Aggressive   Small-Cap   Small-Cap
                      Portfolio    Growth     Profile     Profile      Profile      Market       Growth       Index       Value
                       (Growth    Portfolio  Portfolio   Portfolio    Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                       Fund I)
                     ------------------------------------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT III
Date Commenced Operations09/19/94    01/15/98     01/05/98     01/05/98    01/05/98     08/04/95     01/15/98    09/19/94   03/09/95

1998
 Beginning Unit Value             $  $                     $            $  $                   $       $  $                     $
                              15.75       10.00        10.00        10.00       10.00      10.97    0.00       16.57        17.07
                         =========================================================================================================
 Ending Unit Value                $  $                     $            $  $                   $       $  $                     $
                              20.80       12.42        10.98        11.10       10.79      11.40    0.00       16.10        18.25
                         =========================================================================================================
 Number of Units
Outstanding               52,202.19   10,160.99    21,309.48    13,300.61    6,875.97  72,949.61       -   19,020.51     5,611.10
                         =========================================================================================================
 Net Assets (000's)               $  $            $      234   $      148   $      74 $      831       -  $            $      102
                              1,086         126                                                                  306
                         =========================================================================================================

1997
 Beginning Unit Value             $                                                            $          $                     $
                              14.12                                                        10.55               13.87        13.51
                         =========================================================================================================
 Ending Unit Value                $                                                            $          $                     $
                              15.75                                                        10.97               16.57        17.07
                         =========================================================================================================
 Number of Units          49,565.38                                                    55,509.88           14,918.01     3,045.87
Outstanding
                         =========================================================================================================
 Net Assets (000's)      $      781                                                   $      609          $             $      52
                                                                                                                 247
                         =========================================================================================================

1996
 Beginning Unit Value             $                                                            $          $                     $
                              13.49                                                        10.17               12.18        11.60
                         =========================================================================================================
 Ending Unit Value                $                                                            $          $                     $
                              14.12                                                        10.55               13.87        13.51
                         =========================================================================================================
 Number of Units
Outstanding               83,389.90                                                    30,070.95           10,975.88     1,551.40
                         =========================================================================================================
 Net Assets (000's)               $                                                   $      317          $             $      21
                              1,177                                                                              152
                         =========================================================================================================

1995
 Beginning Unit Value             $                                                            $          $                     $
                              10.80                                                        10.00                9.77        10.00
                         =========================================================================================================
 Ending Unit Value                $                                                            $          $                     $
                              13.49                                                        10.17               12.18        11.60
                         =========================================================================================================
 Number of Units
Outstanding               24,467.21                                                    15,499.45            2,705.63       697.92
                         =========================================================================================================
 Net Assets (000's)      $      330                                                   $      158           $      33    $       8
                         =========================================================================================================

1994
 Beginning Unit Value             $                                                                       $
                              10.00                                                                            10.00
                         =========================================================================================================
 Ending Unit Value                $                                                                       $
                              10.80                                                                             9.77
                         =========================================================================================================
 Number of Units
Outstanding                4,508.26                                                                           986.29
                         =========================================================================================================
 Net Assets (000's)       $      49                                                                        $      10
                         =========================================================================================================





                                                              (Continued)

5.  SELECTED DATA

                                                                                                        American
                                        Maxim T.                 Maxim U.S.                            Century VP   Fidelity
                                       Rowe Price                Government                American     Capital    Investments
                          Maxim Stock  Equity/IncomMaxim Total   Securities     Maxim     Century VP  Appreciation   VIP II
                             Index      Portfolio     Return     Portfolio      Value      Balanced       Fund     Contrafund
                           Portfolio                Portfolio                   Index        Fund                   Portfolio
                                                                              Portfolio
                          -----------------------------------------------------------------------------------------------------
MAXIM SERIES ACCOUNT III
Date Commenced Operations   09/19/94    01/06/95     09/19/94     01/18/95    01/15/98     09/19/94     01/18/95    11/12/98

1998
 Beginning Unit Value       $    20.50  $            $    15.78   $    12.23  $            $    14.94   $    11.68  $
                                             19.39                                 10.00                                 10.00
                          =====================================================================================================
 Ending Unit Value          $    25.67  $              $      -   $    12.95  $            $    17.07   $    11.29  $
                                             20.86                                 11.68                                 11.69
                          =====================================================================================================
 Number      of     Units
Outstanding                 154,519.05   88,483.59            -    28,452.60    1,678.41       309.20    11,087.23           -
                          =====================================================================================================
 Net Assets (000's)         $    3,966  $              $      -    $     368   $      20     $      5    $     125     $
                                             1,846                                                                           -
                          =====================================================================================================

1997
 Beginning Unit Value       $    15.70  $            $    12.94   $    11.41               $    13.06   $    12.23
                                             15.24
                          =====================================================================================================
 Ending Unit Value          $    20.50  $            $    15.78   $    12.23               $    14.94   $    11.68
                                             19.39
                          =====================================================================================================
 Number of Units            169,289.23  106,469.26    36,689.11    12,345.78                20,447.27    16,591.59
Outstanding
                          =====================================================================================================
 Net Assets (000's)         $    3,470  $             $     579    $     151                $     306    $     194
                                             2,064
                          =====================================================================================================

1996
 Beginning Unit Value       $    13.05  $            $    11.72   $    11.12               $    11.79   $    12.94
                                             12.92
                          =====================================================================================================
 Ending Unit Value          $    15.70  $            $    12.94   $    11.41               $    13.06   $    12.23
                                             15.24
                          =====================================================================================================
 Number of Units
Outstanding                 130,996.47   67,415.13    30,202.42    15,784.10                19,490.47    15,595.65
                          =====================================================================================================
 Net Assets (000's)         $    2,057  $             $     391    $     180                $     255     $    191
                                             1,027
                          =====================================================================================================

1995
 Beginning Unit Value        $    9.74  $             $    9.67   $    10.00                $    9.85   $    10.00
                                             10.00
                          =====================================================================================================
 Ending Unit Value          $    13.05  $            $    11.72   $    11.12               $    11.79   $    12.94
                                             12.92
                          =====================================================================================================
 Number of Units
Outstanding                  17,200.32   19,500.37     9,694.71    14,812.67                 7,745.10     6,110.86
                          =====================================================================================================
 Net Assets (000's)          $     224   $     252    $     114    $     165                 $     91     $     79
                          =====================================================================================================

1994
 Beginning Unit Value       $    10.00               $    10.00                            $    10.00
                          =====================================================================================================
 Ending Unit Value           $    9.74                $    9.67                             $    9.85
                          =====================================================================================================
 Number of Units
Outstanding                   2,306.48                 2,085.24                                199.55
                          =====================================================================================================
 Net Assets (000's)           $     22                 $     20                              $      2
                          =====================================================================================================




                                           (Concluded)






                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY



-------------------------------------------------------------------------------


                    CONSOLIDATED FINANCIAL STATEMENTS FOR THE
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                       AND INDEPENDENT AUDITORS' STATEMENT

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
 (An indirect wholly-owned subsidiary of The Great-West Life Assurance Company)

       Consolidated Financial Statements for the Years Ended December 31,
              1998, 1997, and 1996 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP


DELOITTE & TOUCHE LLP
Denver, Colorado
January 25, 1999

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)

                                                              1998                  1997
                                                       --------------------   ------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,298,936 and $2,151,476)                     $       2,199,818     $         2,082,716
    Available-for-sale, at fair value (amortized
cost
      $6,752,532 and $6,541,422)                             6,936,726               6,698,629
  Common stock, at fair value (cost $41,932 and                 48,640                  39,021
    $34,414)
  Mortgage loans on real estate, net                         1,133,468               1,235,594
  Real estate, net                                              73,042                  93,775
  Policy loans                                               2,858,673               2,657,116
  Short-term investments, available-for-sale (cost
    approximates fair value)                                   420,169                 399,131
                                                       --------------------   ------------------

        Total Investments                                   13,670,536              13,205,982

Cash                                                           176,119                 126,278
Reinsurance receivable
  Related party                                                  5,006                   1,950
  Other                                                        187,952                  82,414
Deferred policy acquisition costs                              238,901                 255,442
Investment income due and accrued                              157,587                 165,827
Other assets                                                   311,078                 121,543
Premiums in course of collection                                84,940                  77,008
Deferred income taxes                                          191,483                 193,820
Separate account assets                                     10,099,543               7,847,451
                                                       --------------------   ------------------




TOTAL ASSETS                                         $      25,123,145     $        22,077,715
                                                       ====================   ==================


See notes to consolidated financial statements.

                                                           1998         1997
                                                      ------------- ------------
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                        555,300        17,774
      Other                                             11,284,414    11,084,945
    Policy and contract claims                             491,932       375,499
    Policyholders' funds                                   181,779       165,106
    Provision for policyholders' dividends                  69,530        62,937
GENERAL LIABILITIES:
    Due to Parent Corporation                               52,877       126,656
    Repurchase agreements                                  244,258       325,538
    Commercial paper                                        39,731        54,058
    Other liabilities                                      761,505       689,967
    Undistributed earnings on participating business       143,717       141,865
    Separate account liabilities                        10,099,543     7,847,451
                                                      ------------- ------------
        Total Liabilities                               23,924,586    20,891,796
                                                      ------------- ------------

COMMITMENTS AND CONTINGENCIES

                                                                       1998         1997
STOCKHOLDER'S EQUITY:                                             ------------- ------------
    Preferred stock, $1 par value, 50,000,000 shares authorized
        Series A, cumulative, 1,500 shares authorized,
          liquidation value of $100,000 per share,
          0 and 600 shares issued and outstanding                                  60,000
        Series B, cumulative, 1,500 shares authorized,
          liquidation value of $100,000 per share,
          0 and 200 shares issued and outstanding                                  20,000
        Series C, cumulative, 1,500 shares authorized,
          none outstanding
        Series D, cumulative, 1,500 shares authorized,
          none outstanding
        Series E, non-cumulative, 2,000,000 shares
          authorized, liquidation value of $20.90 per share,
          0 and 2,000,000 shares issued and outstanding                            41,800
    Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding         7,032             7,032
    Additional paid-in capital                                  699,556           690,748
    Accumulated other comprehensive income                       61,560            52,807
    Retained earnings                                           430,411           313,532
                                                             -------------   --------------
        Total Stockholder's Equity                            1,198,559         1,185,919
                                                             -------------   --------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                   25,123,145   $    22,077,715
                                                             =============   ==============


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                        1998            1997           1996
                                                    -------------   -------------  -------------
REVENUES:
  Premiums
    Related party (net of premiums
       recaptured totaling $0,
      $155,798, and $164,839)                    $       46,191  $      155,798  $     164,839
    Other (net of premiums ceded
      totaling $86,409, $61,152, and $60,589)           948,672         677,381        664,610
  Fee income                                            516,052         420,730        347,519
  Net investment income
    Related party                                        (9,416)         (8,957)       (26,082)
    Other                                               906,776         890,630        860,719
  Net realized gains (losses) on investments             38,173           9,800        (21,078)
                                                    -------------   -------------  -------------
                                                      2,446,448       2,145,382      1,990,527
                                                    -------------   -------------  -------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $81,205,
    $44,871 and $52,675)                                768,474         543,903        515,750
  Increase in reserves
    Related party                                        46,191         155,798        164,839
    Other                                                78,851          90,013         64,359
  Interest paid or credited to contractholders          491,616         527,784        561,786
  Provision for policyholders' share of earnings
    (losses) on participating business                    5,908           3,753             (7)
  Dividends to policyholders                             71,429          63,799         49,237
                                                    -------------   -------------  -------------
                                                      1,462,469       1,385,050      1,355,964
  Commissions                                           144,246         102,150        106,561
  Operating expenses (income):
    Related party                                        (4,542)         (6,292)       304,599
    Other                                               517,676         431,714         33,435
  Premium taxes                                          30,848          24,153         25,021
                                                    -------------   -------------  -------------
                                                      2,150,697       1,936,775      1,825,580
INCOME BEFORE INCOME TAXES                              295,751         208,607        164,947
                                                    -------------   -------------  -------------
PROVISION FOR INCOME TAXES:
  Current                                                81,770          61,644         45,934
  Deferred                                               17,066         (11,797)       (15,562)
                                                    -------------   -------------  -------------
                                                         98,836          49,847         30,372
                                                    -------------   -------------  -------------
NET INCOME                                       $      196,915  $      158,760  $     134,575
                                                    =============   =============  =============




See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                                                                          Accumulated
                                                                                     Additional            Other
                                    Preferred Stock             Common Stock          Paid-in           Comprehensive     Retained
                               --------------------------  -----------------------
                                 Shares       Amount       Shares     Amount    Capital       Income       Earnings      Total
                               ------------ -----------  ----------- --------- ------------- ------------- ----------  ------------
BALANCE, JANUARY 1, 1996       2,000,800     121,800     7,032,000      7,032     657,265       58,763     148,261      993,121

   Net income                                                                                              134,575      134,575
   Other comprehensive loss                                                                    (43,812)                 (43,812)
                                                                                                                      ------------
Total comprehensive income                                                                                               90,763
                                                                                                                      ------------
Capital contributions                                                               7,000                                 7,000
Dividends                                                                                                  (56,670)     (56,670)
                               ------------ -----------  ----------- --------- -------------------------------------- ------------
BALANCE, DECEMBER 31, 1996     2,000,800     121,800     7,032,000      7,032     664,265       14,951     226,166    1,034,214




   Net income                                                                                              158,760      158,760
   Other comprehensive income                                                                   37,856                   37,856
                                                                                                                      ------------
Total comprehensive income                                                                                              196,616
                                                                                                                      ------------
Capital contributions                                                              26,483                                26,483
Dividends                                                                                                  (71,394)     (71,394)
                               ------------ -----------  ----------- --------- ------------- ------------- ----------  ------------
BALANCE, DECEMBER 31, 1997     2,000,800     121,800     7,032,000      7,032     690,748       52,807     313,532    1,185,919

   Net income                                                                                              196,915      196,915
   Other comprehensive income                                                                    8,753                    8,753
                                                                                                                      ------------
Total comprehensive income                                                                                              205,668
                                                                                                                      ------------
Capital contributions                                                               8,808                                 8,808
Dividends                                                                                                  (80,036)     (80,036)
Purchase of preferred shares   (2,000,800)  (121,800)                                                                  (121,800)
                               ------------ -----------  ----------- --------- ------------ -------------- ----------  ------------
BALANCE, DECEMBER 31, 1998             0           0     7,032,000      7,032     699,556       61,560     430,411    1,198,559
                               ============ ===========  =========== ========= =========== =============== ==========  ============








See notes to consolidated financial statements.

87

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                         1998            1997          1996
                                                     -------------   -------------  ------------
OPERATING ACTIVITIES:
  Net income                                      $      196,915  $      158,760  $     134,575
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain (loss) allocated to participating
        policyholders                                      5,908           3,753             (7)
      Amortization of investments                        (15,068)            409         15,518
      Realized losses (gains) on disposal of
        investments and provisions for mortgage
        loans and real estate                            (38,173)         (9,800)        21,078
      Amortization                                        55,550          46,929         49,454
      Deferred income taxes                               17,066         (11,824)       (14,658)
  Changes in assets and liabilities:
      Policy benefit liabilities                         938,444         498,114        358,393
      Reinsurance receivable                             (43,643)        112,594        136,966
      Accrued interest and other receivables              28,467          30,299         24,778
      Other, net                                        (184,536)         64,465        (13,676)
                                                     -------------   -------------  ------------
        Net cash provided by operating activities        960,930         893,699        712,421
                                                     -------------   -------------  ------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
        Sales                                              9,920
        Maturities and redemptions                       471,432         359,021        516,838
         Available-for-sale
        Sales                                          6,169,678       3,174,246      3,569,608
        Maturities and redemptions                     1,268,323         771,737        803,369
    Mortgage loans                                       211,026         248,170        235,907
    Real estate                                           16,456          36,624          2,607
    Common stock                                           3,814          17,211          1,888
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                               (584,092)       (439,269)      (453,787)
         Available-for-sale                           (7,410,485)     (4,314,722)    (4,753,154)
    Mortgage loans                                      (100,240)         (2,532)       (23,237)
    Real estate                                           (4,581)        (64,205)       (15,588)
    Common stock                                         (10,020)        (29,608)       (12,113)
                                                     -------------   -------------  ------------
        Net cash provided by (used in)
          investing activities                    $       41,231  $     (243,327) $    (127,662)
                                                     =============   =============  ============


                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996
(Dollars in Thousands)

                                                       1998            1997            1996
                                                   --------------  --------------  -------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits         $     (507,237)  $    (577,538)  $    (413,568)
  Due to Parent Corporation                            (73,779)        (19,522)          1,457
  Dividends paid                                       (80,036)        (71,394)        (56,670)
  Net commercial paper repayments                      (14,327)        (30,624)           (172)
  Net repurchase agreements (repayments)
    borrowings                                         (81,280)         38,802         (88,563)
  Capital contributions                                  8,808          11,000           7,000
  Purchase of preferred shares                        (121,800)
  Acquisition of subsidiary                            (82,669)
                                                   --------------  --------------  -------------
                                                   --------------  --------------  -------------
        Net cash used in financing activities         (952,320)       (649,276)       (550,516)
                                                   --------------  --------------  -------------

NET INCREASE IN CASH                                    49,841           1,096          34,243

CASH, BEGINNING OF YEAR                                126,278         125,182          90,939
                                                   --------------  --------------  -------------

CASH, END OF YEAR                               $      176,119   $     126,278   $     125,182
                                                   ==============  ==============  =============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                $      111,493   $      86,829   $     103,700
    Interest                                            13,849          15,124          15,414
















See notes to consolidated financial statements.               (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 1998, 1997, AND 1996 (Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        Organization - Great-West Life & Annuity Insurance Company (the Company) is an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

        Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

        Certain reclassifications, primarily related to the presentation of related party transactions and the classification of the release of a contingent liability (see Note 10) have been made to the 1997 and 1996 financial statements.

        Investments - Investments are reported as follows:

        1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

               Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income.

               The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

        2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

               The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb possible credit losses on its impaired loans and to provide adequate provision for any possible losses inherent in the loan portfolio. Management's judgment is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

        3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

        4. Investments in common stock are carried at fair value.

        5. Policy loans are carried at their unpaid balances.

        6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

        7.     Gains  and  losses   realized  on  disposal  of  investments  are
               determined on a specific identification basis.

        Cash - Cash includes only amounts in demand deposit accounts.

        Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $51,724, $44,298, and $47,089 in 1998, 1997, and 1996, respectively.

        Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

        Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $6,866,478 and $5,741,596 at December 31, 1998 and 1997, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,908,964 and $5,346,516 at December 31, 1998 and 1997, respectively, are established at the contractholder's account value.

        Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

        Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.


        Participating Fund Account - Participating life and annuity policy reserves are $4,108,314 and $3,901,297 at December 31, 1998 and 1997,
        respectively. Participating business approximates 32.7% and 50.5% of the Company's ordinary life insurance in force and 71.9% and 91.1% of ordinary life insurance premium income at December 31, 1998 and 1997, respectively.

        The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

        The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

        The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the acquired participating policyholders.

        Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk changes, are recognized when due. Benefits and expenses on policies with life contingencies impact premium income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.3%, 6.6%, and 6.8% in 1998, 1997, and 1996.

        Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

        Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

        The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

        The Company  implemented  Statement  of Financial  Accounting  Standards
        (SFAS) No. 125 "Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities" in 1998 as it relates to repurchase agreements and securities lending arrangements. The implementation of this statement had no material effect on the Company's financial statements.

        Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.

        Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

        Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

        In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133 "Accounting for Derivative Instruments and for Hedging Activities". This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. This Statement is effective for the Company beginning January 1, 2000, and earlier adoption is encouraged. The Company has not adopted this Statement as of December 31, 1998. Management has not determined the impact of the Statement on the Company's financial position or results of operations.

        Stock Options - In October 1995, the FASB issued SFAS No. 123, "Accounting for Stock-Based Compensation", which was effective for the Company beginning January 1, 1996. This Statement requires expanded disclosures of stock-based compensation arrangements with employees and encourages (but does not require) compensation cost to be measured based on the fair value of the equity instrument awarded. Companies are permitted, however, to continue to apply APB Opinion No. 25, which recognizes compensation cost based on the intrinsic value of the equity instrument awarded. The Company has continued to apply APB Opinion No. 25 to stock-based compensation awards to employees and has disclosed the required pro forma effect on net income (see Note 13).

2.      ACQUISITION

        On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Anthem Health & Life Insurance Company (AH&L). The purchase price was based on AH&L's adjusted book value, and is subject to further minor adjustments. The results of AH&L's operations, which had an insignificant effect on net income, have been combined with those of the Company since the date of acquisition.

        The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The balance of the purchase price, $20,175, was recorded as excess cost over net assets acquired (goodwill) and is being amortized over 30 years on a straight-line basis. Management intends to finalize its allocation of the purchase price within a year of the transaction, which will likely result in a reallocation of the purchase price, which is not expected to be material.

3.      RELATED-PARTY TRANSACTIONS

        On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and an increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that were recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

        Assets                         Liabilities and Stockholder's Equity

        Cash                             24,600    Policy reserves    137,638
        Deferred income taxes             3,816
        Policy loans                     82,649
        Due from Parent Corporation      19,753
        Other                             6,820
                                      -----------                    -----------
                                        137,638                       137,638

        In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

        On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and an increase in reserves as a result of this transaction. Of the $428,152 in reserves that were recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:

        Assets                       Liabilities and Stockholder's Equity

        Bonds                            $    147,475   Policy reserves           $   428,152
        Mortgages                              82,637   Due to Parent Corporation      20,820
        Cash                                  134,900
        Deferred policy acquisition             9,724
        costs
        Deferred income taxes                  15,762
        Policy loans                           56,209
        Other                                   2,265
                                            ----------                               -----------
                                         $    448,972                             $   448,972

        In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

        On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased the corporate headquarters properties from the Parent Corporation for $63,700.

        On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and an increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

        Assets              Liabilities and Stockholder's Equity

        Cash        160,000   Policy reserves                  155,798
        Bonds        17,975   Due to Parent Corporation         20,373
        Other            60   Deferred income taxes              2,719
                              Undistributed earnings on
                                participating business            (855)
                 -----------                                ---------------
                    178,035                                    178,035

        In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

        On  October  31,  1996,  the  Company  recaptured  certain  pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $164,839 in premium income and an increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at October 31, 1996 as a result of this transaction:

        Assets                Liabilities and Stockholder's Equity

        Cash           162,000     Policy reserves                   164,839
        Mortgages       19,753     Due to Parent Corporation          16,180
        Other              118     Deferred income taxes               1,283
                                   Undistributed earnings on
                                     participating business             (431)
                    ------------                                  --------------
                       181,871                                       181,871

        In connection with this transaction, the Parent Corporation made a capital contribution of $7,000 to the Company.

        Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

        Prior to January 1997, the Parent Corporation administered, distributed, and underwrote business for the Company and administered the Company's investment portfolio under various administrative agreements. Since January 1, 1997, the Company has performed these services for the U.S. operations of the Parent Corporation. The following represents revenue from or payments made to the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                            Years Ended December 31,
                                                      ------------------------------------------
                                                         1998           1997           1996
                                                      ------------   ------------   ------------

        Investment management revenue (expense)    $        475   $        801   $     (14,800)
        Administrative and underwriting revenue
         (payments)                                       4,542          6,292        (304,599)

        At December 31, 1998 and 1997, due to Parent Corporation includes $17,930 and $8,957 due on demand and $34,947 and $117,699 of notes payable which bear interest and mature at various dates through June 15, 2008. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.1% and 7.1% at December 31, 1998 and 1997, respectively) while the remainder bear interest at various rates ranging from 5.4% to 6.6%. Interest expense attributable to these payables was $9,891, $9,758, and $11,282 for the years ended December 31, 1998, 1997 and 1996, respectively.

4.      REINSURANCE

        In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

        Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1998 and 1997, the reinsurance receivable had a carrying value of $192,958 and $84,364, respectively.

        The following schedule details life insurance in force and life and accident/health premiums:



                                             Ceded         Assumed                    Percentage
                                          Primarily to    Primarily                    of Amount
                               Gross       the Parent     from Other       Net          Assumed
                               Amount     Corporation     Companies       Amount        to Net
                            ------------- -------------  ------------- -------------  ------------
        December 31, 1998:
          Life insurance in force:
            Individual    $   34,017,379 $   4,785,079 $    8,948,442 $  38,180,742     23.44%
            Group             81,907,539                    2,213,372    84,120,911      2.63%
                            ============= =============  ============= =============
                Total     $  115,924,918 $   4,785,079 $   11,161,814 $ 122,301,653
                            ============= =============  ============= =============

          Premium Income:
            Life          $      352,710 $      24,720 $       65,452 $     393,442     16.6%
        insurance
                                 571,992        61,689         74,284       584,587     12.7%
        Accident/health
                            ============= =============  ============= =============
                Total     $      924,702 $      86,409 $      139,736 $     978,029
                            ============= =============  ============= =============
        December 31, 1997:
          Life insurance in force:
            Individual    $   24,598,679 $   4,040,398 $    3,667,235 $  24,225,516     15.1%
            Group             51,179,343                    2,031,477    53,210,820      3.8%
                            ============= =============  ============= =============
                Total     $   75,778,022 $   4,040,398 $    5,698,712 $  77,436,336
                            ============= =============  ============= =============

          Premium Income:
            Life          $      320,456 $   (127,388) $       19,923 $     467,767      4.1%
        insurance
                                 341,837        32,645         34,994       344,186     10.0%
        Accident/health
                            ============= =============  ============= =============
                Total     $      662,293 $    (94,743) $       54,917 $     811,953
                            ============= =============  ============= =============

        December 31, 1996:
          Life insurance in force:
            Individual    $   23,409,823 $   5,246,079 $    3,482,118 $  21,645,862     16.1%
            Group             47,682,237                    1,817,511    49,499,748      3.7%
                            ============= =============  ============= =============
                Total     $   71,092,060 $   5,246,079 $    5,299,629 $  71,145,610
                            ============= =============  ============= =============

          Premium Income:
            Life          $      307,516 $   (111,743) $       19,633 $     438,892      4.2%
        insurance
                                 339,284         7,493         34,242       366,033      9.4%
        Accident/health
                            ============= =============  ============= =============
                Total     $      646,800 $   (104,250) $       53,875 $     804,925
                            ============= =============  ============= =============

5.      NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

        Net investment income is summarized as follows:

                            Years Ended December 31,
                                                      ---------------------------------------------
                                                          1998            1997            1996
                                                      -------------   -------------   -------------
        Investment income:
          Fixed maturities and short-term          $       638,079 $       633,975 $       601,913
        investments
          Mortgage loans on real estate                    110,170         118,274         140,823
          Real estate                                       20,019          20,990           5,292
          Policy loans                                     180,933         194,826         175,746
          Other                                                285              18           1,316
                                                      -------------   -------------   -------------
                                                           949,486         968,083         925,090
        Investment expenses, including interest
        on
          amounts charged by the Parent                     52,126          86,410          90,453
        Corporation
          of $9,891, $9,758, and $11,282
                                                      -------------   -------------   -------------
        Net investment income                      $       897,360 $       881,673 $       834,637
                                                      =============   =============   =============

        Net realized gains (losses) on investments are as follows:

                                                                 Years Ended December 31,
                                                        -------------------------------------------
                                                            1998          1997           1996
                                                        -------------  ------------  --------------
        Realized gains (losses):
          Fixed maturities                            $       38,391 $      15,966 $      (11,624)
          Mortgage loans on real estate                          424         1,081           1,143
          Real estate                                                          363
          Provisions                                           (642)       (7,610)        (10,597)
                                                        =============  ============  ==============
        Net realized gains (losses) on investment     $       38,173 $       9,800 $      (21,078)
                                                        =============  ============  ==============





6.    SUMMARY OF INVESTMENTS

      Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                    Gross         Gross       Estimated
                                   Amortized     Unrealized     Unrealized       Fair       Carrying
                                      Cost          Gains         Losses        Value        Value
                                   -----------   ------------   -----------   -----------  -----------
      Held-to-Maturity:
        U.S. Treasury
      Securities
          and obligations of    $      34,374 $        1,822 $             $      36,196 $     34,374
      U.S.
          Government Agencies
        Collateralized mortgage
          obligations                                                  194
                                       10,135                                      9,941       10,135
        Public utilities              213,256         12,999           460       225,795      213,256
        Corporate bonds             1,809,957         78,854         3,983     1,884,828    1,809,957
        Foreign governments                              782
                                       10,133                                     10,915       10,133
        State and                     121,963          9,298                     131,261      121,963
      municipalities
                                   -----------   ------------   -----------   -----------  -----------
                                $   2,199,818 $      103,755 $     4,637 $     2,298,936 $  2,199,818
                                   ===========   ============   =========     ===========  ===========
       Available-for-Sale:
        U.S. Treasury
      Securities
          and obligations of
      U.S.
          Government Agencies:
            Collateralized
               mortgage
               obligations      $     863,479 $       39,855 $       1,704 $     901,630 $    901,630
            Direct mortgage
      pass-
               through                467,100          4,344           692       470,752      470,752
      certificates
            Other                     191,138          1,765           788       192,115      192,115
        Collateralized mortgage
          obligations                 926,797         16,260         1,949       941,108      941,108
        Public utilities              464,096         14,929            36       478,989      478,989
        Corporate bonds             3,557,209        123,318        17,420     3,663,107    3,663,107
        Foreign governments                            2,732
                                       56,505                                     59,237       59,237
        State and                     226,208          4,588         1,008       229,788      229,788
      municipalities
                                   -----------   ------------   -----------   -----------  -----------
                                $   6,752,532 $      207,791 $      23,597 $   6,936,726 $  6,936,726
                                   ===========   ============   ===========   ===========  ===========

      Fixed maturities owned at December 31, 1997 are summarized as follows:

                                                    Gross         Gross      Estimated
                                   Amortized     Unrealized    Unrealized       Fair       Carrying
                                      Cost          Gains        Losses        Value        Value
                                   -----------   ------------  ------------  -----------  -----------
      Held-to-Maturity:
          U.S. Treasury
            Securities
            and obligations of
      U.S.
            Government Agencies  $             $       1,186 $          25 $            $
                                       25,883                                    27,044       25,883
          Collateralized
      mortgage
             obligations                                 174
                                        5,006                                     5,180        5,006
          Public utilities                            11,214             3      256,605      245,394
                                      245,394
          Corporate bonds           1,668,710         57,036         3,069    1,722,677    1,668,710
          Foreign governments                            659
                                       10,268                                    10,927       10,268
          State and                                    1,588                    129,043      127,455
      municipalities                  127,455
                                   -----------   ------------  ------------  -----------  -----------
                                 $  2,082,716  $      71,857 $       3,097 $  2,151,476 $  2,082,716
                                   ===========   ============  ============  ===========  ===========


                                                     Gross         Gross       Estimated
                                     Amortized     Unrealized    Unrealized       Fair       Carrying
                                       Cost          Gains         Losses        Value        Value
                                    ------------   -----------   -----------   -----------  -----------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of
      U.S.
          Government Agencies:
            Collateralized
      mortgage
               obligations       $              $     17,339  $        310  $     670,004 $    670,004
                                      652,975

           Direct mortgage
      pass-
               through                                 7,911         2,668        922,459      922,459
      certificates                    917,216
            Other                                      1,794           244        298,887      298,887
                                      297,337

        Collateralized mortgage
           obligations                                19,494         1,453        700,199      700,199
                                      682,158

        Public utilities                               8,716         1,320        556,831      556,831
                                      549,435

        Corporate bonds               3,265,039      107,740         4,350      3,368,429    3,368,429

        Foreign governments                            4,115            60        135,641      135,641
                                      131,586

        State and municipalities                         503                       46,179       46,179
                                       45,676
                                    ------------   -----------   -----------   -----------  -----------
                                 $    6,541,422 $    167,612  $     10,405  $   6,698,629 $  6,698,629
                                    ============   ===========   ===========   ===========  ===========

      The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

      See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 1998, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                              Held-to-Maturity               Available-for-Sale
                        ------------------------------  --------- --------------
                         Amortized      Estimated     Amortized     Estimated
                           Cost        Fair Value       Cost       Fair Value
                        ------------- -------------- ------------ --------------
Due in one year or less     316,174        321,228       235,842       252,067
Due after one year
  through five years        925,016        961,592     1,279,123     1,309,202
Due after five years
  through ten years         675,444        722,685       769,278       803,498
Due after ten years         130,480        138,119       449,273       457,785
Mortgage-backed
  securities                 10,135          9,941     2,257,376     2,313,490
Asset-backed securities     142,569        145,371     1,761,640     1,800,684
                        ============= ============== ============= =============
                          2,199,818      2,298,936     6,752,532     6,936,726
                        ============= ============== ============= =============

      Proceeds from sales of securities available-for-sale were $6,169,678, $3,174,246, and $3,569,608 during 1998, 1997, and 1996, respectively. The realized gains on such sales totaled $41,136, $20,543, and $24,919 for 1998, 1997, and 1996, respectively. The realized losses totaled $8,643, $10,643, and $40,748 for 1998, 1997, and 1996, respectively. During the years 1998, 1997, and 1996 held-to-maturity securities with an amortized cost of $9,920, $0, and $0 were sold due to credit deterioration with insignificant gains and losses.

      At December 31, 1998 and 1997, pursuant to fully collateralized securities lending arrangements, the Company had loaned $115,168 and $162,817 of fixed maturities, respectively.

      The Company engages in hedging activities to manage interest rate and exchange risk. The following table summarizes the 1998 financial hedge instruments:

                                  Notional            Strike/Swap
     December 31, 1998             Amount                 Rate                   Maturity
     ------------------------   --------------  -------------------------  ---------------------

     Interest Rate Floor     $      100,000          4.50% (LIBOR)                11/99
     Interest Rate Caps           1,070,000       6.75% - 11.82% (CMT)        12/99 - 10/03
     Interest Rate Swaps            242,451          4.95% - 9.35%            08/99 - 02/03
     Foreign Currency
       Exchange Contracts            34,123               N/A                 05/99 - 07/06
     Equity Swap                     95,652              4.00%                    12/99

     The following table summarizes the 1997 financial hedge instruments:

                                  Notional            Strike/Swap
     December 31, 1997             Amount                Rate                    Maturity
     ------------------------   -------------- --------------------------  ---------------------

     Interest Rate Floor     $      100,000          4.5% (LIBOR)                  1999
     Interest Rate Caps             565,000      6.75% - 11.82% (CMT)          1999 - 2002
     Interest Rate Swaps            212,139          6.20% - 9.35%            01/98 - 02/03
     Foreign Currency
       Exchange Contracts            57,168               N/A                 09/98 - 07/06
     Equity Swap                    100,000              5.64%                    12/98

      LIBOR - London Interbank Offered Rate
      CMT - Constant Maturity Treasury Rate

      The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1998, approximately 33% of the Company's mortgage loans were collateralized by real estate located in California.

      The following represents impairments and other information with respect to impaired loans:

                                                                      1998             1997
                                                                 ---------------   -------------

      Loans with related allowance for credit losses of
        $2,492 and $2,493                                     $        13,192   $       13,193
      Loans with no related allowance for credit losses                10,420           20,013
      Average balance of impaired loans during the year                31,193           37,890
      Interest income recognized (while impaired)                       2,308            2,428
      Interest income received and recorded (while impaired)
        using the cash basis method of recognition                      2,309            2,484

      As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms that are not impaired, aggregated $52,913 and $64,406 at December 31, 1998 and 1997, respectively.

      The following table presents changes in allowance for credit losses:

                                      1998          1997         1996
                                 ------------- ------------- --------------

     Balance, beginning of year      67,242        65,242         63,994
     Provision for loan losses          642         4,521          4,470
     Chargeoffs                        (787)       (2,521)        (3,468)
     Recoveries                         145                          246
                                 ============= ============= ==============
     Balance, end of year            67,242        67,242         65,242
                                 ============= ============= ==============

7.    COMMERCIAL PAPER

      The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%. At December 31, 1997, maturities ranged from 41 to 99 days and interest rates ranged from 5.6% to 5.8%.

8.    ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                               December 31,
                                         ----------------------------------------------------------
                                                    1998                          1997
                                         ----------------------------  ----------------------------
                                          Carrying       Estimated       Carrying      Estimated
                                           Amount        Fair Value       Amount       Fair Value
                                         ------------   -------------  -------------  -------------
      ASSETS:
         Fixed maturities and
           short-term investments     $    9,556,713 $   9,655,831   $   9,180,476  $  9,249,235
         Mortgage loans on real
           estate                          1,133,468     1,160,568       1,235,594     1,261,949
         Policy loans                      2,858,673     2,858,673       2,657,116     2,657,116
         Common stock                         48,640        48,640          39,021        39,021

      LIABILITIES:
         Annuity contract reserves
           without life contingencies      4,908,964     4,928,800       5,346,516     5,373,818
         Policyholders' funds                181,779       181,779         165,106       165,106
         Due to Parent Corporation            52,877        52,877         126,656       124,776
         Repurchase agreements               244,258       244,258         325,538       325,538
         Commercial paper                     39,731        39,731          54,058        54,058

      HEDGE CONTRACTS:
         Interest rate floor                      17            17              25            25
         Interest rate caps                      971           971             130           130
         Interest rate swaps                   6,125         6,125           4,265         4,265
         Foreign currency exchange
           contracts                             689           689           3,381         3,381
         Equity swap                          (8,150)       (8,150)            856           856

      The estimated fair value of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is necessarily required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

      Mortgage loans fair value estimates generally are based on a discounted cash flow basis. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

      Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

      The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

      The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

      The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market spread rates on high quality investments.

      The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

      The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net gain position for interest rates swaps are $0 of unrealized losses in 1998 and 1997. Included in the net gain position for foreign currency exchange contracts are $932 and $0 of loss exposures in 1998 and 1997, respectively.

9.    EMPLOYEE BENEFIT PLANS

      Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 3 for further discussion.

      The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As U.S. generally accepted accounting principles do not materially differ from these CICA guidelines and the transfer was between related parties, the prepaid pension asset was transferred at carrying value. As a result, the Company recorded the following effective January 1, 1997:

      Prepaid pension cost   19,091      Undistributed earnings on     3,608
                                           participating business
                                         Stockholder's equity         15,483
                           ------------                            -----------
                             19,091                                   19,091

      The following table summarizes changes from 1997 to 1998 and from 1996 to 1997, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of AH&L.



                                                                            Post-Retirement
                                                 Pension Benefits            Medical Plan
                                             -------------------------  ------------------------
                                                1998         1997          1998         1997
                                             -----------  ------------  -----------  -----------
      Change in benefit obligation
      Benefit obligation at beginning of   $   115,057  $   96,417    $    19,454  $    16,160
      year
      Service cost                               6,834       5,491          1,365        1,158
      Interest cost                              7,927       7,103          1,341        1,191
      Actuarial gain (loss)                      5,117       9,470         (1,613)       1,500
      Benefits paid                             (3,630)     (3,424)          (603)        (555)
                                             -----------  ------------  -----------  -----------
      Benefit obligation at end of year        131,305     115,057         19,944       19,454
                                             -----------  ------------  -----------  -----------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                      162,879     138,221
      Actual return on plan assets              23,887      28,082
      Benefits paid                             (3,630)     (3,424)
                                             -----------  ------------  -----------  -----------
      Fair value of plan assets at end of
        year                                   183,136     162,879
                                             -----------  ------------  -----------  -----------

      Funded status                             51,831      47,822        (19,944)     (19,454)
      Unrecognized net actuarial loss          (11,405)     (6,326)          (113)       1,500
      Unrecognized net obligation or
      (asset)
        at transition                          (19,684)    (21,198)        14,544       15,352
                                             ===========  ============  ===========  ===========
      Prepaid (accrued) benefit cost       $    20,742  $   20,298    $    (5,513) $    (2,602)
                                             ===========  ============  ===========  ===========

      Weighted-average assumptions as of
      December 31
      Discount rate                             6.50%         7.00%          6.50%        7.00%
      Expected return on plan assets            8.50%         8.50%          8.50%        8.50%
      Rate of compensation increase             4.00%         4.50%          4.00%        4.50%

      Components of net periodic
      benefit cost
      Service cost                         $     6,834  $     5,491   $      1,365 $      1,158
      Interest cost                              7,927        7,103          1,341        1,191
      Expected return on plan assets           (13,691)     (12,286)
      Amortization of transition                (1,514)      (1,514)           808          808
      obligation
                                             -----------   -----------   ----------   ----------
                                             ===========   ===========   ==========   ==========
      Net periodic (benefit) cost          $      (444) $    (1,206)  $      3,514 $      3,157
                                             ===========   ===========   ==========   ==========

      The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management.

Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 6.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                  1-Percentage    1-Percentage
                                                     Point           Point
                                                    Increase        Decrease
                                                 -------------- ----------------
   Effect on total of service and interest cost
     on components                                        649           1,140
   Effect on post-retirement benefit obligation         4,129           3,098

      The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. Company contributions for the years ended December 31, 1998 and 1997 totaled $3,915 and $3,475, respectively.

      The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. The total of participant deferrals, which is reflected in other liabilities, was $16,102 and $13,952 at December 31, 1998 and 1997, respectively. The participant deferrals earn interest at a rate based on the average 10-year composite government securities rate plus 1.5%. The interest expense related to this plan was $1,185 and $1,019 in 1998 and 1997, respectively.

      The Company also provides a supplemental executive retirement plan (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The incremental expense for this plan for 1998 and 1997 was $2,840 and $2,531, respectively. The total liability of $9,349 and $6,509 as of December 31, 1998 and 1997 is included in other liabilities.

10.   FEDERAL INCOME TAXES

      The following is a reconciliation between the federal income tax rate and the Company's effective rate after giving effect to the reclassifications discussed below:

                                               1998         1997        1996
                                            -----------  -----------  ---------
      Federal tax rate                           35.0  %     35.0   %     35.0 %
      Change in tax rate resulting from:
        Settlement of Parent tax exposures                  (20.2)       (18.9)
        Provision for contingencies                           7.7          3.4
        Prior year tax adjustment                (1.5)        0.5         (1.4)
        Other, net                               (0.1)        0.9          0.3
                                            ===========  ===========  =========
      Total                                      33.4  %     23.9   %     18.4 %
                                            ===========  ===========  =========

      The Company's income tax provision was favorably impacted in 1997 and 1996 by releases of contingent liabilities relating to taxes of the Parent Corporation's U.S. branch associated with blocks of business that were transferred from the Parent Corporation's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The releases recorded in 1997 and 1996 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS) relating to the 1990-1991 and 1988-1989 audit years, respectively. The releases totaled $42,150 for 1997 and $31,200 for 1996; however, $15,100 of the release in 1997 was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings (losses).

      The 1997 and 1996 releases were recorded in revenues in the Company's prior financial statements, but have been reclassified in the accompanying consolidated financial statements as a component of the current income tax provisions for those years.

      In addition to these releases of contingent tax liabilities, the Company's income tax provisions for 1997 and 1996 also reflect increases for other contingent items relating to open tax years where the Company determined it was probable that additional taxes could be owed based on changes in facts and circumstances. The increase in 1997 was $16,000, of which $10,100 was attributable to participating policyholders and therefore had no effect on the net income of the Company. The increase in 1996 was $5,600. These increases in contingent tax liabilities have been reflected as a component of the deferred income tax provisions for 1997 and 1996 as the Company does not expect near term resolution of these contingencies.

      Excluding the effect of the 1997 and 1996 tax items discussed above, the effective tax rates for 1997 and 1996 were 34.1% and 33.9%, respectively.

      Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1998 and 1997 are as follows:

                                                     1998                         1997
                                          ---------------------------   -------------------------
                                            Deferred     Deferred      Deferred      Deferred
                                              Tax           Tax           Tax          Tax
                                             Asset       Liability       Asset      Liability
                                          ------------- ------------  ------------  -----------
       Policyholder reserves                  143,244                   159,767
       Deferred policy acquisition costs                    39,933                     47,463
       Deferred acquisition cost proxy
         tax                                  100,387                    79,954
       Investment assets                                    19,870                      5,574
       Net operating loss carryforwards         2,867                     9,427
       Other                                    6,566                     1,279
                                          ------------- ------------  ------------  -----------
               Subtotal                       253,064       59,803      250,427        53,037
       Valuation allowance                     (1,778)                   (3,570)
                                          ============= ============  ============  ===========
               Total Deferred Taxes           251,286       59,803      246,857        53,037
                                          ============= ============  ============  ===========

      Amounts included in investment assets above include $34,556 and $30,085 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 1998 and 1997, respectively.

      The Company files a separate tax return and, therefore, losses incurred by subsidiaries cannot be offset against operating income of the Company. At December 31, 1998, the Company's subsidiaries had approximately $8,193 of net operating loss carryforwards, expiring through the year 2011. The tax benefit of subsidiaries' net operating loss carryforwards, net of a valuation allowance of $0 and $1,809 are included in the deferred tax assets at December 31, 1998 and 1997, respectively.

      The Company's valuation allowance was increased (decreased) in 1998, 1997, and 1996 by $(1,792), $34, and $1,463, respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

      Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.



11.   COMPREHENSIVE INCOME

      Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement establishes new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholders' equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities and related offsets for reserves and deferred policy acquisition costs, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income. Prior year financial statements have been reclassified to conform to the requirements of Statement No. 130.

      Other comprehensive income at December 31, 1998 is summarized as follows:

                                                  Before-Tax       Tax (Expense)    Net-of-Tax
                                                    Amount          or Benefit        Amount
                                                 --------------   ------------------------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains arising
      during
            the period                        $       39,430   $      (13,800)    $      25,630
         Less:  reclassification adjustment
      for
            (gains) losses realized in net           (14,350)           5,022            (9,328)
      income
                                                 --------------   ----------------  ------------
         Net unrealized gains                         25,080           (8,778)           16,302
       Reserve and  DAC adjustment                   (11,614)           4,065            (7,549)
                                                 --------------   ----------------  ------------
                                                 ==============   ================  ============
      Other comprehensive income              $       13,466   $       (4,713)    $       8,753
                                                 ==============   ================  ============

      Other comprehensive income at December 31, 1997 is summarized as follows:

                                                  Before-Tax       Tax (Expense)     Net-of-Tax
                                                    Amount          or Benefit         Amount
                                                 --------------   ----------------  --------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains arising
      during
            the period                        $       80,821   $      (28,313)    $      52,508
         Less:  reclassification adjustment
      for
            (gains) losses realized in net             2,012             (704)            1,308
      income
                                                 --------------   ----------------  --------------
         Net unrealized gains                         82,833          (29,017)           53,816
      Reserve and  DAC adjustment                    (24,554)           8,594           (15,960)
                                                 ==============   ================  ==============
      Other comprehensive income              $       58,279   $      (20,423)    $      37,856
                                                 ==============   ================  ==============

      Other comprehensive loss at December 31, 1996 is summarized as follows:

                                                  Before-Tax       Tax (Expense)     Net-of-Tax
                                                    Amount          or Benefit         Amount
                                                 --------------   ----------------  --------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses)
            arising during the period         $     (125,559)  $       43,971     $     (81,588)
         Less:  reclassification adjustment
      for
            (gains) losses realized in net            19,381           (6,783)           12,598
      income
                                                 --------------   ----------------  --------------
         Net unrealized gains (losses)              (106,178)          37,188           (68,990)
                                                                                    --------------
      Reserve and  DAC adjustment                     38,736          (13,558)           25,178
                                                 ==============   ================  ==============
      Other comprehensive loss                $      (67,442)  $       23,630     $     (43,812)
                                                 ==============   ================  ==============






12.   STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

      Effective September 30, 1998, the Company purchased all of its outstanding series of preferred stock, which were owned by the Parent Corporation, for $121,800.

      The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                     1998             1997            1996
                                ---------------   -------------   -------------
                                 (Unaudited)
      Net income                   225,863     $     181,312   $      180,634
      Capital and surplus          727,124           759,429          713,324

      The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1998 were $727,124 and $225,586 (unaudited), respectively. The Company should be able to pay up to $225,586 (unaudited) of dividends in 1999.

      Dividends of $6,692, $8,854, and $8,587 were paid on preferred stock in 1998, 1997, and 1996, respectively. In addition, dividends of $73,344, $62,540, and $48,083 were paid on common stock in 1998, 1997, and 1996, respectively. Dividends are paid as determined by the Board of Directors.

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

13.   STOCK OPTIONS

      The Company is an indirect subsidiary of Great-West Lifeco Inc. (Lifeco). Lifeco has a stock option plan (the Lifeco plan) that provides for the granting of options for common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 1998, 1997 and 1996, stock available for award under the Lifeco plan aggregated 1,424,400, 3,440,000 and 6,244,000 shares.

      The plan provides for the granting of options with varying terms and vesting requirements. The basic options under the plan become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Options granted in 1997 and 1998 totaling 1,832,000 and 278,000, respectively, become exercisable if certain long-term cumulative financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. Additional options granted in 1998 totaling 380,000 become exercisable if certain sales or financial targets are attained. During 1998, 30,000 of these options vested and accordingly, the Company recognized compensation expense of $116. If exercisable, the exercise period runs from the date that the particular options become exercisable until January 27, 2008.

      The following table summarizes the status of, and changes in, Lifeco options outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:




                                        1998                    1997                    1996
                                ----------------------  ----------------------  ----------------------
                                  Options      WAEP      Options       WAEP      Options       WAEP
                                ------------  --------  -----------   --------  -----------  ---------
       Outstanding, Jan. 1,      5,736,000  $    7.71   4,104,000  $    6.22            0  $    .00
         Granted                   988,000      13.90   1,932,000      10.82    4,104,000      6.62
         Exercised                  99,176       6.33      16,000       5.95            0       .00
         Expired or canceled        80,000      13.05     284,000       6.12            0       .00
                                ============  ========  ===========   ========  ===========  =========
       Outstanding, Dec. 31,     6,544,824       8.07   5,736,000       7.71    4,104,000      6.22
                                ============  ========  ===========   ========  ===========  =========

       Options exercisable
         at year-end             1,652,424  $    5.72     760,800  $    5.96            0  $    .00
                                ============  ========  ===========   ========  ===========  =========

       Weighted average fair
       value of options
       granted during year    $    1.18               $   2.65                $   4.46
                                ============            ===========             ===========

      The  following   table   summarizes  the  range  of  exercise  prices  for
      outstanding Lifeco common stock options at December 31, 1998:

                                          Outstanding                         Exercisable
                            ----------------------------------------  ----------------------------
                                                          Average                       Average
            Exercise                         Average      Exercise                     Exercise
          Price Range          Options        Life         Price        Options          Price
       -------------------  --------------  ----------   -----------  -------------   ------------
       $  5.54 - $  7.36      3,804,824        7.62   $      5.61       1,622,424  $     5.58
       $10.61 - $13.23        2,740,000        8.70   $     11.48          30,000  $    13.23

      Of the exercisable Lifeco options, 1,622,424 relate to basic option grants and 30,000 relate to variable grants.

      Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in April 1996, certain officers of the Company participated in the PFC plan. Under the PFC plan, options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 1998, 1997 and 1996, stock available for award under the PFC plan aggregated 4,400,800, 4,400,800 and 5,440,800 shares.

      Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

      The following table summarizes the status of, and changes in, PFC options outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                      1998                   1997                    1996
                              ---------------------- ----------------------  ---------------------
                               Options       WAEP     Options       WAEP      Options      WAEP
                              -----------  --------- -----------   --------  -----------  --------
      Outstanding, Jan. 1,     1,076,000 $    3.05   1,329,200  $    3.14    1,436,000  $   3.17
        Exercised                720,946      3.60     253,200       2.68      106,800      2.95
                              ===========  ========= ===========   ========  ===========  ========
      Outstanding, Dec. 31,      355,054      2.89   1,076,000       3.05    1,329,200      3.14
                              ===========  ========= ===========   ========  ===========  ========

      Options exercisable
        at year-end              355,054 $    2.89   1,076,000  $    3.05    1,301,200  $   3.15
                              ===========  ========= ===========   ========  ===========  ========


      As of December 31, 1998, the PFC options outstanding have exercise prices between $2.25 and $3.44 and a weighted-average remaining contractual life of 2.99 years.

      The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25, "Accounting for Stock Issued to Employees", under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income, would have been reduced by $727, $608, and $257, in 1998, 1997, and 1996, respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumption used for those options granted in 1998, 1997, and 1996, respectively: dividend yield of 3.00%, expected volatility of 34.05%, 24.04%, and 15.61%, risk-free interest rates of 4.79%, 4.72%, and 4.67%, and expected lives of 7.5 years.

14.   SEGMENT INFORMATION

      The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses.

      The accounting policies of the segments are the same as those described in
      Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

      The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

      The Company's operations are not materially dependent on one or a few customers, brokers or agents.

      Summarized segment financial information for the year ended and as of December 31 was as follows:

      Year ended December 31, 1998

      Operations:

                                                   Employee         Financial         Total
                                                   Benefits         Services           U.S.
                                                 --------------   --------------   -------------
       Revenue:
          Premium income                       $     746,898   $      247,965   $      994,863
          Fee income                                 444,649           71,403          516,052
          Net investment income                       95,118          802,242          897,360
          Realized investment gains (losses)           8,145           30,028           38,173
                                                 --------------   --------------   -------------
       Total revenue                               1,294,810        1,151,638        2,446,448
       Benefits and Expenses:
          Benefits                                   590,058          872,411        1,462,469
          Operating expenses                         546,959          141,269          688,228
                                                 --------------   --------------   -------------
       Total benefits and expenses                 1,137,017        1,013,680        2,150,697

       Net operating income before income
          taxes                                      157,793          137,958          295,751
       Income taxes                                   50,678           48,158           98,836
                                                 ==============   ==============   =============
       Net income                              $     107,115   $       89,800   $      196,915
                                                 ==============   ==============   =============

       Assets:

                                                   Employee        Financial          Total
                                                   Benefits        Services           U.S.
                                                ---------------  --------------   --------------
       Investment assets                      $   1,434,691    $  12,235,845   $   13,670,536
       Separate account assets                    5,704,313        4,395,230       10,099,543
       Other assets                                 567,126          785,940        1,353,066
                                                ===============  ==============   ==============
       Total assets                           $   7,706,130    $  17,417,015   $   25,123,145
                                                ===============  ==============   ==============

      Year ended December 31, 1997

      Operations:
                                                    Employee        Financial         Total
                                                    Benefits         Services          U.S.
                                                  --------------   -------------   -------------
       Revenue:
          Premium income                       $      465,143   $      368,036  $      833,179
          Fee income                                  358,005           62,725         420,730
          Net investment income                       100,067          781,606         881,673
          Realized investment gains (losses)            3,059            6,741           9,800
                                                  --------------   -------------   -------------
       Total revenue                                  926,274        1,219,108       2,145,382
       Benefits and Expenses:
          Benefits                                    371,333        1,013,717       1,385,050
          Operating expenses                          427,969          123,756         551,725
                                                  --------------   -------------   -------------
       Total benefits and expenses                    799,302        1,137,473       1,936,775

       Net operating income before income
          taxes                                       126,972           81,635         208,607
       Income taxes                                    28,726           21,121          49,847
                                                                                   -------------
                                                  ==============   =============
       Net income                              $       98,246   $       60,514  $      158,760
                                                  ==============   =============

===============================================================================================================
        Assets:

                                                  Employee         Financial          Total
                                                  Benefits         Services           U.S.
                                               ---------------   --------------   --------------
       Investment assets                     $   1,346,944    $   11,859,038   $   13,205,982
       Separate account assets                   4,533,516         3,313,935        7,847,451
       Other assets                                355,764           668,518        1,024,282
                                               ===============   ==============   ==============
       Total assets                          $   6,236,224    $   15,841,491   $   22,077,715
                                               ===============   ==============   ==============

      Year ended December 31, 1996

      Operations:
                                                   Employee         Financial         Total
                                                   Benefits         Services           U.S.
                                                ---------------   --------------   -------------
       Revenue:
          Premium income                      $     486,565    $      342,884   $      829,449
          Fee income                                321,074            26,445          347,519
          Net investment income                      87,511           747,126          834,637
          Realized investment gains (losses)         (2,661)          (18,417)         (21,078)
                                                ---------------   --------------   -------------
       Total revenue                                892,489         1,098,038        1,990,527
       Benefits and Expenses:
          Benefits                                  406,143           949,821        1,355,964
          Operating expenses                        368,258           101,358          469,616
                                                ---------------   --------------   -------------
       Total benefits and expenses                  774,401         1,051,179        1,825,580

       Net operating income before income
          taxes                                     118,088            46,859          164,947
       Income taxes                                  22,874             7,498           30,372
                                                ===============   ==============   =============
       Net income                             $      95,214    $       39,361   $      134,575
                                                ===============   ==============   =============


       The following table, which summarizes premium and fee income by segment, represents supplemental information:

                                                      1998              1997             1996
                                                  -------------     -------------    -------------
        Premium Income
        Employee Benefits
             Group Life & Health                $  746,898        $   465,143      $   486,565
                                                  -------------     -------------    -------------
                Total Employee Benefits            746,898            465,143          486,565
                                                  -------------     -------------    -------------
        Financial Services
             Savings                                16,765             22,634           26,655
             Individual Insurance                  231,200            345,402          316,229
                                                  -------------     -------------    -------------
                Total Financial Services           247,965            368,036          342,884
                                                  -------------     -------------    -------------
             Premium income                     $  994,863        $   833,179      $   829,449
                                                  =============     =============    =============
        Fee Income
        Employee Benefits
             Group Life & Health                $  366,805        $   305,302      $   276,688
             401(k)                                 77,844             52,703           44,386
                                                  -------------     -------------    -------------
                                                  -------------     -------------    -------------
                Total Employee Benefits            444,649            358,005          321,074
                                                  -------------     -------------    -------------
                                                  -------------     -------------    -------------
         Financial Services
             Savings                                71,403             62,725           26,445
                                                  -------------     -------------    -------------
                Total Financial Services            71,403             62,725           26,445
                                                  -------------     -------------    -------------
                                                  =============     =============    =============
             Fee income                         $  516,052        $   420,730      $   347,519
                                                  =============     =============    =============








                                     PART C
                                OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

             (a)      Financial Statements


                    The  consolidated  financial  statements  for  GWL&A  as  of
               December 31, 1998 and 1997 and each of the three years in the period ended December 31, 1998, as well as the financial statements of the Series Account for the years ended December 31, 1998 and 1997, are included in Part B.


             (b)      Exhibits

                      Items (1), (2), and (8) are incorporated by reference to Registrant's Form S-6 Registration Statement filed
                      February 21, 1984 and Pre-Effective Amendment No. 1 thereto filed June 29, 1984.

                      (3) The Underwriting Agreement is incorporated by reference to Registrant's Post Effective Amendment No. 3 filed April 24, 1997.

                      (4) Form of variable annuity contracts no longer being offered by are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Form S-6 Registration Statement filed March 10, 1982. Copy of variable annuity contract currently being offered by Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

                      (5) Form of application used with variable annuity contracts no longer being offered by Registrant are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to its Form S-6 Registration Statement filed March 10, 1982. Copy of application used with variable annuity contract currently is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

               (6) Copy of Articles of Redomestication and Bylaws of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 9.

                      (7)     Not Applicable

                      (9) Copy of opinion of counsel for contracts no longer being offered by Registrant are incorporated by reference to Registrant's Post-Effective Amendment No. 14 to its Registration Statement filed April 30, 1987. Copy of opinion of counsel for contracts currently being offered by Registrant is incorporated by reference to Registrant's Post-Effective Amendment No. 9.


                      (10)             (a) Written  Consent of Jorden Burt Boros
                                       Cicchetti   Berenson   &   Johnson,   LLP
                                       attached hereto as Exhibit 10(a).

                              (b)  Written  Consent  of  Deloitte  & Touche  LLP
attached hereto as Exhibit 10(b).


 .

                      (11)    Not Applicable

                      (12)    Not Applicable

                      (13) Item (13) is incorporated by reference to registrant's Post-Effective Amendment No. 3 to Form N-4 registration statement filed on April 25, 1997.

                      (14)    Not Applicable

Item 25.     Directors and Officers of the Depositor

                                                                          Position and Offices
Name                          Principal Business Address                     with Depositor

James Balog                   2205 North Southwinds Boulevard                      Director
                              Vero Beach, Florida  39263

James W. Burns, O.C.          (4)                                         Director

Orest T. Dackow                        (3)                                         Director

Andre Desmarais                        (4)                                         Director

Paul Desmarais, Jr.                    (4)                                         Director

Robert G. Graham              574 Spoonbill Drive                                  Director
                              Sarasota, FL 34236

Robert Gratton                         (5)                                         Chairman

N. Berne Hart                 2552 East Alameda Avenue                    Director
                              Denver, Colorado  80209

Kevin P. Kavanagh                      (1)                                         Director

William Mackness              61 Waterloo Street                                   Director
                              Winnipeg, Manitoba  R3N 0S3

William T. McCallum           (3)                                         Director, President and
                                                                                   Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited                        Director
                              P.O. Box 130
                              275 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.                 (4)                                         Director

Michel Plessis-Belair, F.C.A.          (4)                                         Director

Brian E. Walsh                Veritas Capital Management LLC                       Director
                              115 Putnam Ave.
                              Greenwich, Connecticut

John A. Brown                          (3)                                         Senior Vice-President,
                                                                                   Financial Services, Sales

Donna A. Goldin                        (2)                                         Executive Vice-President,
                                                                                   and Chief Operating Officer,
                                                                                   One Corporation

Mitchell T.G. Graye                    (3)                                         Executive Vice-President,
                                                                                   Chief Financial Officer

John T. Hughes                         (3)                                         Senior Vice-President,
                                                                                   Chief Investment Officer

D. Craig Lennox                        (3)                                         Senior Vice-President,
                                                                                   General Counsel and
                                                                                   Secretary


                                                                          Position and Offices
Name                          Principal Business Address                     with Depositor


Steven H. Miller                       (2)                                         Senior Vice-President,
                                                                                   Employee Benefits, Sales

James D. Motz                          (2)                                         Executive Vice-President,
                                                                                   Employee Benefits

Charles P. Nelson                      (3)                                         Senior Vice President,
                                                                                   Financial Services
                                                                                   Public Non-Profit Markets

Martin Rosenbaum                       (2)                                         Senior Vice-President,
                                                                                   Employee Benefits, Operations

Gregg E. Seller                        (3)                                         Senior Vice President,
                                                                                   Major Accounts


Douglas L. Wooden                      (3)                                         Executive Vice-President,
                                                                                   Financial Services
 --------------------------------------

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2) 8505 East Orchard Road, Englewood, Colorado  80111.

(3) 8515 East Orchard Road, Englewood, Colorado  80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

Item 26. Persons controlled by or under common control with the Depositor or Registrant

                              ORGANIZATIONAL CHART

Power Corporation of Canada
    100% - 2795957 Canada Inc.
    100% - 171263 Canada Inc.
    67.7% - Power Financial Corporation
    81.2% - Great-West Lifeco Inc.
             99.5%    - The  Great-West  Life  Assurance  Company  100% -  GWL&A
                      Financial (Nova Scotia) Inc.
                              100% - GWL&A Financial Inc.
                                       100% - Great-West Life & Annuity Insurance Company
                                                100% - First Great-West Life & Annuity Insurance Company
                                                100% - GW Capital Management, LLC
                                                         100% - Orchard Capital Management, LLC
                                                         100% - Greenwood Investments, Inc.
                                                100% - Financial Administrative Services Corporation
                             100% - One Corporation
                                                         100% - One Health Plan of Arizona, Inc.
                                                         100% - One Health Plan of Illinois, Inc.
                                                         100% - One Health Plan of Texas, Inc.
                                                         100% - One Health Plan of California, Inc.
                                                         100% - One Health Plan of Colorado, Inc.
                                                         100% - One Health Plan of Georgia, Inc.
                                                         100% - One Health Plan of North Carolina, Inc.
                                                         100% - One Health Plan of South Carolina, Inc.
                                                         100% - One Health Plan of Washington, Inc.
                                                         100% - One Health Plan of Ohio, Inc.
                                                         100% - One Health Plan of Tennessee, Inc.
                                                         100% - One Health Plan of Oregon, Inc.
                                                         100% - One Health Plan of Florida, Inc.
                                                         100% - One Health Plan of Indiana, Inc.
                                                         100% - One Health Plan of Massachusetts, Inc.
                                                         100% - One Health Plan of Maine, Inc.
                                                         100% - One Health Plan of New Jersey, Inc.
                                                         100% - One Health Plan of New Hampshire, Inc.
                                                         100% - One Health Plan of Pennsylvania, Inc.
                                                         100% - One Health Plan, Inc. (Vermont)
                                                         100% - One Orchard Equities, Inc.
                                                100% - Great-West Benefit Services, Inc.
                                                100% - Benefits Communication Corporation
                                                         100%   -   BenefitsCorp
                                                Equities,   Inc.   95%  -  Maxim
                                                Series   Fund,   Inc.*   100%  -
                                                Greenwood  Property  Corporation
                                                100% - GWL Properties Inc.
                                                         100% - Great-West Realty Investments Inc.
                                                         50% - Westkin Properties, Ltd.
                                                92% - Orchard Series Fund**

    * New England Life Insurance Company - 5%
    ** New England Life Insurance Company - 8%


Item 27.     Number of Contract Owners


             As of February 26, 1999, there were 553 Contract Owners.


Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

    Section 7-109-101.  Definitions.

             As used in this Article:

             (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

             (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

             (3)      "Expenses" includes counsel fees.

             (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

             (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in
             Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

             (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

             (7)  "Proceeding"  means  any  threatened,  pending,  or  completed
             action,   suit,   or   proceeding,    whether   civil,    criminal,
             administrative, or investigative and whether formal or informal.

    Section 7-109-102.  Authority to indemnify directors.

             (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                    (a)  The person conducted himself or herself in good faith;

                      (b)     The person reasonably believed:

                              (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; or

                              (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                      (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

             (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection
             (1) of this section.

             (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                    (4) A corporation may not indemnify a director under this section:

                    (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

             (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Section 7-109-103.  Mandatory Indemnification of Directors.

                      Unless  limited  by  the  articles  of  incorporation,   a
             corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

    Section 7-109-104.  Advance of Expenses to Directors.

             (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                      (a) The director furnishes the corporation a written affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                      (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                      (c) A  determination  is made that the facts  then know to
                      those   making  the   determination   would  not  preclude
                      indemnification under this article.

             (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

             (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

    Section 7-109-105.  Court-Ordered Indemnification of Directors.

             (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
Directors.

             (1) A  corporation  may not  indemnify  a  director  under  Section
             7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2) The determinations required to be made subsection (1) of this section shall be made:

                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

             (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b)     By the shareholders.

             (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

          Section   7-109-107.    Indemnification   of   Officers,    Employees,
          Fiduciaries, and Agents.

            (1)      Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                      (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

    Section 7-109-108.  Insurance.

                      A  corporation  may  purchase  and  maintain  insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

    Section 7-109-109.  Limitation of Indemnification of Directors.

             (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

             (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

    Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                      If a  corporation  indemnifies  or advances  expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.


                                     Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.

                      The Company may, by  resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriter

    (a) BenefitsCorp Equities, Inc. ("BCE") currently distributes securities of Great-West Variable Annuity Account A, FutureFunds Series Account, and Pinnacle Series Account in addition to those of the Registrant.

    (b)      Directors and Officers of BCE

                                                                                   Position and Offices
Name                          Principal Business Address                             with Underwriter

Charles P. Nelson                      (1)                                         Director and President

Robert K. Shaw                         (1)                                         Director

Dennis Low                             (1)                                         Director

John Brown                             (1)                                         Director

Gregg E. Seller               18101 Von Karman Ave.                                Vice President
                              Suite 1460                                           Major Accounts
                              Irvine, CA 92715

Jack Baker                             (1)                                         Vice President, Licensing
                                                                                   and Contracts

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary

Teresa Buckley                         (1)                                         ComplianceOfficer
------------

(1)  8515 E. Orchard Road, Englewood, Colorado 80111

    (c) Commissions and other compensation received by Principal Underwriter during Registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                  Brokerage
Underwriter            Commissions               Redemption              Commissions        Compensation

BCE              -0-                        -0-                      -0-                -0-


Item 30.     Location of Accounts and Records

          All accounts,  books, or other documents  required to be maintained by
          Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.              Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c)      Registrant   undertakes   to  deliver  any   Statement  of
                      Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) GWL&A represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GWL&A.

                                                     S-3
                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 27th day of April, 1999.


                                                     MAXIM SERIES ACCOUNT
                                  (Registrant)


                                                     By:               /s/ William T. McCallum
                                                              William T. McCallum, President
                                                              and Chief Executive Officer of
                                                              Great-West Life & Annuity
                                                              Insurance Company


                                                     GREAT-WEST LIFE & ANNUITY
                                                     INSURANCE COMPANY
                                   (Depositor)


                                                     By:               /s/ William T. McCallum
                                                              William T. McCallum, President
                                                              and Chief Executive Officer


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life
& Annuity Insurance Company and on the dates indicated:


Signature and Title                                                                     Date




/s/ Robert Gratton*                                                                              April 27, 1999

Director and Chairman of the Board
(Robert Gratton)




         /s/ William T. McCallum                                                        April 27, 1999
-------------------------------------                                           ----------------

Director, President and Chief Executive
Officer (William T. McCallum)




/s/ Mitchell T.G. Graye                                                                          April 27, 1999
--------------------------------------------                                            -----------------

Executive Vice President and
Chief Financial Officer
(Mitchell T.G. Graye)




/s/ James Balog*                                                                                 April 27, 1999
Director, (James Balog)




Signature and Title                                                                     Date



/s/ James W. Burns*                                                                              April 27, 1999
Director, (James W. Burns)


   /s/ Orest T. Dackow*                                                                          April 27, 1999
Director (Orest T. Dackow)


    /s/Andre Desmarais*                                                                          April 27, 1999

Director Andre Desmarais



  /s/ Paul Desmarais, Jr.*                                                                       April 27, 1999
Director (Paul Desmarais, Jr.)


     /s/ Robert G. Graham*                                                                       April 27, 1999
Director (Robert G. Graham)


      /s/ N. Berne Hart*                                                                         April 27, 1999
Director (N. Berne Hart)


     /s/ Kevin P. Kavanagh*                                                                      April 27, 1999
Director (Kevin P. Kavanagh)


    /s/ William Mackness*                                                                        April 27, 1999
Director (William Mackness)


    /s/ Jerry E.A. Nicherson*                                                                    April 27, 1999
Director (Jerry E.A. Nickerson)


     /s/ P.Michael Pitfield*                                                                     April 27, 1999
Director (P. Michael Pitfield)


    /s/ Michel Plessis-Belair*                                                                   April 27, 1999
Director (Michel Plessis-Belair)


    /s/ Brian E. Walsh*                                                                          April 27, 1999
Director (Brian E. Walsh)


*By:          /s/ D.C. Lennox                                                                    April 27, 1999
         D. C. Lennox
         Attorney-in-fact pursuant to Powers of Attorney filed under initial registration statement on Form N-4;

Post-Effective Amendment No. 14 under the Investment Company Act of 1940, as amended filed on January 23, 1998, and Post Effective Amendment No. 15 under the Investment Company Act of 1940, as amended filed on April 6, 1998.
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